                                              1933 Act Registration No. 333-7463
                                              1940 Act Registration No. 811-7687

    As filed with the Securities and Exchange Commission on January 30, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [x]
                         Pre-Effective Amendment No. _____                  [ ]
                         Post-Effective Amendment No. 16                    [x]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                  Amendment No. 16                          [x]

                       FIRST AMERICAN STRATEGY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                800 Nicollet Mall
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 303-4928
              (Registrant's Telephone Number, including Area Code)

                                Richard J. Ertel
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H210
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
     [x]  on January 31, 2004 pursuant to paragraph (b) of Rule 485.
     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     [_]  on (date) pursuant to paragraph (a)(1) of Rule 485.
     [_]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
     [_]  on (date) pursuant to paragraph (a)(2) of Rule 485.

January 31, 2004
Prospectus
First American Strategy Funds, Inc.
ASSET CLASS ~ Asset Allocation Funds

Asset Allocation Funds Class A, Class B, and Class C Shares	Strategy Aggressive Allocation Fund Strategy Growth Allocation Fund Strategy Growth & Income Allocation Fund Strategy Income Allocation Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

Objectives and Main Investment Strategies

Main Risks

Fund Performance

Fees and Expenses

Policies & Services

Buying Shares

Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

The Underlying Funds

Financial Highlights

For More Information

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Strategy Funds, summarizes the main investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Objectives and Main Investment Strategies

Each of the funds described in this prospectus is a “fund of funds.” The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds’ investment advisor.

Objectives

Strategy Aggressive Allocation Fund seeks a high level of capital growth.

Strategy Growth Allocation Fund seeks capital growth with a moderate level of current income.

Strategy Growth & Income Allocation Fund seeks both capital growth and current income.

Strategy Income Allocation Fund seeks a high level of current income consistent with limited risk to capital.

Main Investment Strategies

Each fund seeks to achieve its objective by investing in a variety of other mutual funds that are also advised by the funds’ investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the fifteen equity funds and two fixed income funds named in the table on the following page and Prime Obligations Fund, a money market fund. The funds’ advisor allocates and reallocates each fund’s assets among the underlying funds within ranges designed to reflect the funds’ differing balances between the investment objectives of current income and growth of capital. The table on the following page illustrates these ranges, expressed as percentages of the funds’ net assets.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Objectives and Main Investment Strategies   continued

	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund

	MIN	MAX	MIN	MAX	MIN	MAX	MIN	MAX

Equity Funds as a whole	60%	100%	50%	90%	35%	75%	15%	50%
Equity Income Fund	0%	15%	0%	25%	0%	35%	0%	45%
Equity Index Fund	0%	80%	0%	75%	0%	60%	0%	50%
Large Cap Growth Opportunities Fund	0%	50%	0%	45%	0%	40%	0%	25%
Large Cap Select Fund	0%	70%	0%	65%	0%	55%	0%	35%
Large Cap Value Fund	0%	50%	0%	45%	0%	40%	0%	25%
Mid Cap Growth Opportunities Fund	0%	40%	0%	30%	0%	20%	0%	10%
Mid Cap Index Fund	0%	60%	0%	45%	0%	30%	0%	20%
Mid Cap Value Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Growth Opportunities Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Index Fund	0%	50%	0%	40%	0%	25%	0%	15%
Small Cap Select Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Value Fund	0%	40%	0%	30%	0%	20%	0%	10%
Real Estate Securities Fund	0%	20%	0%	20%	0%	20%	0%	20%
Technology Fund	0%	15%	—	—	—	—	—	—
International Fund	0%	35%	0%	30%	0%	25%	0%	15%
Fixed Income Funds as a whole	0%	40%	0%	50%	25%	65%	50%	85%
Core Bond Fund	0%	40%	0%	50%	10%	65%	25%	85%
High Income Bond Fund	0%	20%	0%	20%	0%	20%	0%	25%
Prime Obligations Fund	0%	35%	0%	35%	0%	35%	0%	35%

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund’s aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund’s assets in these securities may prevent the fund from achieving its objectives.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Main Risks

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management

Each fund is actively managed and its performance therefore will reflect in part the advisor’s ability to make asset allocation and other investment decisions which are suited to achieving the fund’s investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See “Fund Summaries — Fees and Expenses.”

Risks Associated with the Underlying Funds

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under “The Underlying Funds,” include:

  The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.
  Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.
  Small Cap Growth Opportunities Fund, Small Cap Value Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.
  Mid Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Growth Opportunities Fund, and Technology Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.
  Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.
  Real Estate Securities Fund and Technology Fund are subject to risks associated with non-diversification and with concentrating their investments in the real estate industry and technology industry, respectively, and with respect to Real Estate Securities Fund, the risks associated with direct investments in real estate investment trusts.
  International Fund is subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where the fund may invest up to 15% of its assets. The fund is also subject to the risks of entering into foreign currency hedging transactions.
  Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.
  The funds, except for Prime Obligations Fund, may utilize derivatives such as options, futures contracts, options on futures contracts, and, in the case of the fixed income funds, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. A fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by each fund’s advisor when entering into the derivative instrument or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.
  The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund’s income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
  The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.
  Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund’s share price and possibly diminish the fund’s investment performance.
  Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Main Risks   continued

  High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called “high-yield” securities or “junk bonds.” In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.
  Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

Possible Conflicts of Interest

The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds’ board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Fund Performance

The charts and tables that follow provide you with information on each fund’s volatility and performance. Of course, each fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund’s Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The tables compare each fund’s performance over different time periods to that of the fund’s benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund’s performance would be reduced.

Strategy Aggressive Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

–19.22%	29.34%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	14.93%
Worst Quarter: Quarter ended	September 30, 2002	(15.58)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Aggressive Allocation Fund

Class A (return before taxes)	9/24/01	22.25%	5.56%

Class A (return after taxes on distributions)		21.82%	4.97%

Class A (return after taxes on distributions and sale of fund shares)		14.44%	4.45%

Class B (return before taxes)	9/24/01	23.33%	5.71%

Class C (return before taxes)	9/24/01	27.29%	7.39%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Fund Performance (CONTINUED)

Strategy Growth Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

–15.64%	24.11%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	12.35%
Worst Quarter: Quarter ended	September 30, 2002	(12.57)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Growth Allocation Fund

Class A (return before taxes)	9/24/01	17.35%	4.59%

Class A (return after taxes on distributions)		16.53%	3.54%

Class A (return after taxes on distributions and sale of fund shares)		11.24%	3.37%

Class B (return before taxes)	9/24/01	18.34%	4.83%

Class C (return before taxes)	9/24/01	22.21%	6.46%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Strategy Growth & Income Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

–11.56%	19.50%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	10.20%
Worst Quarter: Quarter ended	September 30, 2002	(9.47)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Growth & Income Allocation Fund

Class A (return before taxes)	9/24/01	12.88%	4.01%

Class A (return after taxes on distributions)		12.08%	2.85%

Class A (return after taxes on distributions and sale of fund shares)		8.32%	2.78%

Class B (return before taxes)	9/24/01	13.49%	4.22%

Class C (return before taxes)	9/24/01	17.57%	5.83%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Fund Performance (CONTINUED)

Strategy Income Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

–1.88%	12.73%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	6.94%
Worst Quarter: Quarter ended	September 30, 2002	(3.81)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Income Allocation Fund

Class A (return before taxes)	9/24/01	6.50%	4.02%

Class A (return after taxes on distributions)		5.33%	2.60%

Class A (return after taxes on distributions and sale of fund shares)		4.18%	2.53%

Class B (return before taxes)	9/24/01	6.86%	4.16%

Class C (return before taxes)	9/24/01	10.94%	5.89%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Fees and Expenses

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds’ expenses. Annual fund operating expenses are based on each fund’s most recently completed fiscal year.1

Class A Shares	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[2]	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)[3]	None	None	None	None
Annual Maintenance Fee[4] only charged to accounts with balances below $500	$50	$50	$50	$50
ANNUAL FUND OPERATING EXPENSES[1] (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.42%	0.40%	0.39%	0.44%
Total Annual Fund Operating Expenses	0.92%	0.90%	0.89%	0.94%

1Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.52)%	(0.50)%	(0.49)%	(0.54)%
Net Expenses (After Waivers)	0.40%	0.40%	0.40%	0.40%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses do not exceed 0.40% for Class A shares. Fee waivers may be discontinued at any time.

2Certain investors may qualify for reduced sales charges. See “Policies & Services — Buying Shares, Calculating Your Share Price.”

3Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See “Policies & Services — Buying Shares, Calculating Your Share Price.”

4Each fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

Class B Shares	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%	5.00%	5.00%	5.00%
Annual Maintenance Fee[2] only charged to accounts with balances below $500	$50	$50	$50	$50
ANNUAL FUND OPERATING EXPENSES[1] (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.41%	0.39%	0.38%	0.43%
Total Annual Fund Operating Expenses	1.66%	1.64%	1.63%	1.68%

1Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.51)%	(0.49)%	(0.48)%	(0.53)%
Net Expenses (After Waivers)	1.15%	1.15%	1.15%	1.15%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses do not exceed 1.15% for Class B shares. Fee waivers may be discontinued at any time.

2Each fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Class C Shares	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)	1.00%	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	1.00%	1.00%	1.00%
Annual Maintenance Fee[2] only charged to accounts with balances below $500	$50	$50	$50	$50
ANNUAL FUND OPERATING EXPENSES[1] (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses	0.41%	0.40%	0.38%	0.43%
Total Annual Fund Operating Expenses	1.66%	1.65%	1.63%	1.68%

1Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.51)%	(0.50)%	(0.48)%	(0.53)%
Net Expenses (After Waivers)	1.15%	1.15%	1.15%	1.15%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses do not exceed 1.15% for Class C shares. Fee waivers may be discontinued at any time.

2Each fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See “Policies & Services — Selling Shares, Accounts with Low Balances.”

Ranges of Combined Direct and Indirect Expense Ratios

As noted above, in addition to the funds’ direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds’ expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds’ expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds’ expense ratios is listed under “Underlying Fund Expense Ratios” on page 11.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS as a percentage of average net assets[1]	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund

Class A Shares	1.35	% to 2.36%	1.33	% to 2.24%	1.39	% to 2.12%	1.50	% to 2.03%

Class B Shares	2.09	% to 3.10%	2.07	% to 2.98%	2.13	% to 2.86%	2.24	% to 2.77%

Class C Shares	2.09	% to 3.10%	2.08	% to 2.99%	2.13	% to 2.86%	2.24	% to 2.77%

1The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on page 11. In addition, the funds' advisor intends to waive fees during the current fiscal year so that total operating expenses for each fund do not exceed 0.40%, 1.15% and 1.15%, respectively, for Class A, Class B, and Class C shares. Taking these waivers into account, the ranges of combined direct and indirect expense ratios would be 0.71% to 1.79% for Strategy Aggressive Allocation Fund Class A shares, 1.46% to 2.54% for Strategy Aggressive Allocation Fund Class B and Class C shares, 0.71% to 1.68% for Strategy Growth Allocation Fund Class A shares, 1.46% to 2.43% for Strategy Growth Allocation Fund Class B and Class C shares, 0.79% to 1.55% for Strategy Growth & Income Allocation Fund Class A shares, 1.54% to 2.30% for Strategy Growth & In come Allocation Fund Class B and Class C shares, 0.88% to 1.38% for Strategy Income Allocation Fund Class A shares, and 1.63% to 2.13% for Strategy Income Allocation Fund Class B and Class C shares. Waivers may be discontinued at any time.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Example This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

Strategy Aggressive Allocation Fund	Class A	Class B assuming redemption at end of each period	Class B assuming no redemption at end of each period	Class C assuming redemption at end of each period	Class C assuming no redemption at end of each period

1 year	$729	$763	$263	$363	$263
3 years	$1,102	$1,208	$808	$808	$808
5 years	$1,499	$1,579	$1,379	$1,379	$1,379
10 years	$2,606	$2,747	$2,747	$2,930	$2,930
Strategy Growth Allocation Fund	Class A	Class B assuming redemption at end of each period	Class B assuming no redemption at end of each period	Class C assuming redemption at end of each period	Class C assuming no redemption at end of each period

1 year	$722	$756	$256	$357	$257
3 years	$1,082	$1,187	$787	$790	$790
5 years	$1,466	$1,545	$1,345	$1,350	$1,350
10 years	$2,539	$2,680	$2,680	$2,875	$2,875
Strategy Growth & Income Allocation Fund	Class A	Class B assuming redemption at end of each period	Class B assuming no redemption at end of each period	Class C assuming redemption at end of each period	Class C assuming no redemption at end of each period

1 year	$718	$752	$252	$352	$252
3 years	$1,072	$1,176	$776	$776	$776
5 years	$1,449	$1,527	$1,327	$1,327	$1,327
10 years	$2,503	$2,645	$2,645	$2,830	$2,830
Strategy Income Allocation Fund	Class A	Class B assuming redemption at end of each period	Class B assuming no redemption at end of each period	Class C assuming redemption at end of each period	Class C assuming no redemption at end of each period

1 year	$720	$754	$254	$354	$254
3 years	$1,076	$1,180	$780	$780	$780
5 years	$1,455	$1,533	$1,333	$1,333	$1,333
10 years	$2,515	$2,656	$2,656	$2,841	$2,841

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Fund Summaries

Underlying Fund Expense Ratios

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Z shares of Prime Obligations Fund and Class Y shares of each other underlying fund, which are the only classes in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2003.1

Underlying Fund	Expense Ratio

Equity Income Fund	0.95%
Equity Index Fund	0.55%
Large Cap Growth Opportunities Fund	0.94%
Large Cap Select Fund	0.99%
Large Cap Value Fund	0.95%
Mid Cap Growth Opportunities Fund	1.00%
Mid Cap Index Fund	0.59%
Mid Cap Value Fund	1.00%
Small Cap Growth Opportunities Fund	1.72%
Small Cap Index Fund	0.80%
Small Cap Select Fund	1.00%
Small Cap Value Fund	1.00%
Real Estate Securities Fund	1.03%
Technology Fund	1.04%
International Fund	1.40%
Core Bond Fund	0.80%
High Income Bond Fund	1.01%
Prime Obligations Fund	0.22%

1Actual expense ratios for the fiscal year were lower than those shown in the table because of fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.90%; Equity Index Fund, 0.37%; Large Cap Growth Opportunities Fund, 0.90%; Large Cap Select Fund, 0.90%; Large Cap Value Fund, 0.90%; Mid Cap Growth Opportunities Fund, 0.95%; Mid Cap Index Fund, 0.50%; Mid Cap Value Fund, 0.95%; Small Cap Growth Opportunities Fund, 1.68%; Small Cap Index Fund, 0.68%; Small Cap Select Fund, 0.96%; Small Cap Value Fund, 0.98%; Real Estate Securities Fund, 0.98%; Technology Fund, 0.98%; International Fund, 1.35%; Core Bond Fund, 0.70%; High Income Bond Fund, 0.75%; and Prime Obligations Fund, 0.20%. Fee waivers may be discontinued at any time, except in the case of Prime Obligations Fund, for which there is a contractual fee waiver in place until November 30, 2004.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Policies and Services

Buying Shares

Multiple Class Information

The funds offer five different share classes. This prospectus offers Class A, Class B, and Class C shares. Class S and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

The following describes the features of each class:

Class A Shares. Class A shares have:

  a front-end sales charge determined by the amount of your purchase. See “Calculating Your Share Price — Class A Shares.”
  annual shareholder servicing (12b-1) fees of 0.25%. See “Fund Summaries — Fees and Expenses.”
  reduced sales charges for larger purchases. See “Reducing Your Sales Charge.”

Class B Shares. Class B shares have:

  no front-end sales charge.
  a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase. See “Calculating Your Share Price — Class B Shares.”
  annual distribution and shareholder servicing (12b-1) fees of 1.00%. See “Fund Summaries — Fees and Expenses.”
  automatic conversion to Class A shares eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

Class C Shares. Class C shares have:

  a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase. See “Calculating Your Share Price — Class C Shares.”
  annual distribution and shareholder servicing (12b-1) fees of 1.00%. See “Fund Summaries — Fees and Expenses.”
  Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

  orders for Class B shares for $99,999 or more will be treated as orders for Class A shares.
  orders for Class C shares for $1 million or more will be treated as orders for Class A shares.
  orders for Class B or Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

Class S Shares. Class S shares:

  are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.
  are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.
  are held in an omnibus account with the transfer agent.
  do not have a front-end sales charge or a deferred sales charge.
  have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

Class Y Shares. Class Y shares:

  are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.
  are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.
  are held in an omnibus account with the transfer agent.
  do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

12b-1 Fees

Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund’s distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For	12b-1 fees are equal to:

Class A shares	0.25% of average daily net assets
Class B shares	1% of average daily net assets
Class C shares	1% of average daily net assets

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The funds’ distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions,

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Policies and Services

Buying Shares continued

and “one-stop” mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of a fund’s Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class A shares, these fees are paid immediately. For Class B and Class C shares, these fees are paid beginning one year after the shares are sold. The funds’ distributor also pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The funds’ distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See “Calculating Your Share Price — Class B Shares.” The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution’s customers.

Calculating Your Share Price

Your purchase price will be based on the fund’s net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund’s NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds’ board of directors.

International Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of this underlying fund’s shares may change on days when you will not be able to purchase or redeem your fund shares.

Class A Shares. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The funds’ distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

	Sales Charge
	As a % of Purchase Price	As a % of Net Amount Invested	Maximum Reallowance as a % of Purchase Price

Less than $50,000	5.50%	5.82%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.25%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1 million and over	0.00%	0.00%	0.00%

Reducing Your Sales Charge. As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below. However, to take advantage of this aggregation feature, you, or your investment professional or financial institution, must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase.

Prior Purchases. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let’s say you’re making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying you r investment professional or financial institution.

Purchases by Related Accounts. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined with your purchase to determine your sales charge. Each fund will combine purchases made by you, your spouse, and your children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. To receive a reduced sales charge, you must notify the funds of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Policies and Services

Buying Shares continued

charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See “For Investments of Over $1 Million.”

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

For Investments of Over $1 Million

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The funds’ distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

  redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
  redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70.
  redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.
  redemptions required as a result of over contribution to an IRA plan.

Class B Shares. Your purchase price for Class B shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a back-end sales charge, called a contingent deferred sales charge (CDSC). Although you pay no front-end sales charge when you buy Class B shares, the funds’ distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions which sell Class B shares. The funds’ distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Year since purchase of original fund shares	CDSC as a % of the value of your shares

First	5%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh	0%
Eighth	0%

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC will be waived for:

  redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.
  redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70.
  redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account’s value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.
  redemptions required as a result of over contribution to an IRA plan.

Class C Shares. Your purchase price for Class C shares is their net asset value — there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Although you pay no front-end sales charge when you buy Class C shares, the funds’ distributor pays a sales commission of 1% of the amount invested to your investment professional or participating institution. The distributor receives any CDSC imposed when you sell your Class C shares.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Policies and Services

Buying Shares continued

The CDSC for Class C shares will be waived in the same circumstances as the Class B share CDSC. See “Class B Shares” above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

Monitoring Short-Term Trading

Some investors attempt to profit through short-term trading, or purchasing and redeeming a fund’s shares within a short time period. Frequent short-term trading may hurt the long-term performance of a fund by disrupting portfolio management strategies and increasing fund expenses. If the advisor believes that a shareholder has engaged in frequent short-term trading, it may refuse to process the shareholder’s purchase request and/or limit or cancel the shareholder’s exchange privileges (in addition to the four exchange limit described under “Selling Shares — How to Exchange Shares”).

Although the advisor will attempt to monitor for short-term trading that could be detrimental to the funds and their shareholders, you should understand that this monitoring will not eliminate the possibility that frequent short-term trading in the funds may occur. For example, the ability of the advisor to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and approved fee-based program accounts is significantly limited when the underlying shareholder accounts are not maintained by the advisor.

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may become a shareholder in any of the funds with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The funds have the right to waive these minimum investment requirements for employees of the funds' advisor and its affiliates. The funds also have the right to reject any purchase order.

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the funds. “Accepted” means that you placed an order with your investment professional or financial institution and it has been processed, or your payment has been received and your application is complete. To make sure that your order is accepted, follow the directions for purchasing shares given below.

By Phone. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the funds’ distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to purchase fund shares. In these cases, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 800 677-FUND before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the funds receive payment by wire. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Policies and Services

Buying Shares continued

  all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
  cash, including cashier’s checks or money orders, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards may not be accepted.
  if a check does not clear your bank, the funds reserve the right to cancel the purchase, and you could be liable for any losses or fees incurred.

Investing Automatically

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

  by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.
  through automatic monthly exchanges of your First American fund into another First American fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Policies and Services

Selling Shares

How to Sell Shares

You may sell your shares on any day when the New York Stock Exchange (NYSE) is open. However, redemption of shares may be restricted in the event of an early or unscheduled close of the NYSE. Your shares will be sold at the next net asset value calculated after your order is accepted by the funds, less any applicable contingent deferred sales charge. Be sure to read the section “Buying Shares” for a description of contingent deferred sales charges. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

By Phone. If you purchased shares through an investment professional or financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, investment professionals or financial institutions may have different cutoff times for orders to redeem fund shares. In these cases, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or financial institution, you may sell your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail. To sell shares by mail, send a written request to your investment professional or financial institution, or to the funds at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201–3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

  name of the fund.
  account number.
  dollar amount or number of shares redeemed.
  name on the account.
  signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

  you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.
  you would like the check mailed to an address other than the address on the funds’ records.
  your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

Systematic Withdrawals

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in a fund, due to sales charges and tax liabilities.

Reinvesting After a Sale

If you sell Class A shares of a First American fund, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

Accounts with Low Balances

If your account balance falls below $500 as a result of selling or exchanging shares, the funds reserve the right to either:

  deduct a $50 annual account maintenance fee, or
  close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the funds will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

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Policies and Services

Selling Shares continued

How to Exchange Shares

If your investment goals or your financial needs change, you may move from one First American fund to another First American fund. There is no fee to exchange shares. You may exchange your shares on any day when the New York Stock Exchange is open. However, exchanges of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares or Class S shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody, or agency account with a financial institution which invests in Class Y shares or Class S shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one of the funds for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American fund, the time you held the shares of the “old” fund will be added to the time you hold the shares of the “new” fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone. If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND. Your instructions must be received before 3:00 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

By Mail. To exchange shares by written request, please follow the procedures under “Selling Shares.” Be sure to include the names of both funds involved in the exchange.

Telephone Transactions

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements for shares held in a brokerage account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional, or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of each fund may constitute “qualified dividends” taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.” Dividends paid from a fund’s net investment income that do not constitute “qualified dividends” and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

Taxes on Transactions. The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2003, U.S. Bancorp Asset Management and its affiliates had more than $127 billion in assets under management, including investment company assets of more than $58 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund’s average daily net assets. The advisor waived all fees for the funds’ most recently completed fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Underlying Fund Sub-Advisor

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund’s assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund’s investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay’s only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2003, Clay Finlay had more than $7.4 billion in assets under management.

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives sales charges, and distribution and shareholder servicing fees. In addition, Quasar Distributors is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services. In connection with lending their portfolio securities, the underlying funds pay fees to U.S. Bancorp Asset Management which are equal to 25% of the funds’ income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

Shareholder Servicing Fees. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

More About The Funds

Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ main investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Portfolio Turnover

The funds’ investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The “Financial Highlights” section of this prospectus shows each fund’s historical portfolio turnover rate.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

The objectives, main investment strategies, and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

FUND

Objective

Equity Income Fund’s objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund’s investment advisor believes are characterized by:

  the ability to pay above average dividends.
  the ability to finance expected growth.
  strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund’s equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Equity Income Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Risks of Non-Investment Grade Securities. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called “high-yield” securities or “junk bonds,” generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Equity Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s 500 Composite Index (S&P 500).

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Main Investment Strategies

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Main Risks

The main risks of investing in Equity Index Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Failure to Match Performance of S&P 500. The fund’s ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Large Cap Growth Opportunities Fund’s objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $698 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in U.S. domestic securities.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Large Cap Select Fund’s objective is capital appreciation.

Main Investment Strategies

Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $902 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund’s advisor invests in securities that it believes:

  are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals,
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund’s advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings,
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Large Cap Value Fund’s primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $698 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Large Cap Value Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell Midcap Index ranged from approximately $698 million to $17 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Mid Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s MidCap 400 Composite Index (S&P 400 Index).

Main Investment Strategies

Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged, capitalization weighted index consisting of 400 stocks chosen for market size, liquidity, and industry group representation that represents the mid range sector of the U.S. stock market. As of December 31, 2003, market capitalizations of companies in the S&P 400 Index ranged from approximately $336 million to $11.8 billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.

Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 400 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Failure to Match Performance of S&P 400 Index. The fund’s ability to replicate the performance of the S&P MidCap 400 Index may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s calculates the performance of the S&P MidCap 400 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell Midcap Index ranged from approximately $698 million to $17 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of a fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Small Cap Growth Opportunities Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund’s total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risk of Selling Securities Short. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund “closes out” the short position (by acquiring the security in the open market). The fund’s risk of loss also increases if the fund is not able to “close out” the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

FUND

Objective

Small Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

Main Investment Strategies

Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the Russell 2000 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Failure to Match Performance of Russell 2000 Index. The fund’s ability to replicate the performance of the Russell 2000 Index may be affected by, among other things, changes in securities markets, the manner in which Russell calculates the performance of the Russell 2000 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Small Cap Select Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of December 31, 2003, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $63 million to $4.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  strong competitive position.
  strong management.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Small Cap Value Fund include:

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Real Estate Securities Fund’s objective is to provide above average current income and long-term capital appreciation.

Main Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund’s total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

  equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
  mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
  hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in Real Estate Securities Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Risks of the Real Estate Industry. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

Risks of Real Estate Investment Trusts (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund’s portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Technology Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund’s advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

  inexpensive computing power, such as personal computers.
  improved methods of communications, such as satellite transmission.
  technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund’s portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of the Technology Sector. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

Risks of Development Stage and Small-Cap Stocks. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

  that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies’ balance sheets, market share, and strength of management.

Up to 15% of the fund’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in International Fund include:

Risks of Equity Securities. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor’s ability to invest substantial portions of the fund’s assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller-Capitalization Companies. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions. If the sub-advisor’s forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund’s hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

FUND

Objective

Core Bond Fund’s objective is to provide investors with high current income consistent with limited risk to capital.

Main Investment Strategies

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

  U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
  mortgage- and asset-backed securities.
  corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Fund managers select securities using a “top-down” approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund’s total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Main Risks

The main risks of investing in Core Bond Fund include:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund’s interest rate risk.

Income Risk. The fund’s income could decline due to falling market interest rates.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions. The use of mortgage dollar rolls could increase the volatility of the fund’s share price. It could also diminish the fund’s investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

FUND

Objective

High Income Bond Fund’s objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

The fund may invest in collateralized debt obligations (“CDOs”). CDOs are debt obligations typically issued by special-purpose entities that are secured by debt securities, such as high-yield securities, asset-backed securities, and mortgage-backed securities. CDOs are typically issued in one or more classes of rated debt securities, unrated debt securities (generally treated as equity interests), and a residual equity interest. The fund may also invest in other types of obligations issued by special-purpose entities that are backed by corporate debt obligations.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Main Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Risks of High-Yield Securities. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called “high-yield” securities or “junk bonds.” High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund’s portfolio increases when the U.S. economy slows or enters a recession.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund’s interest rate risk.

Income Risk. The fund’s income could decline due to falling market interest rates.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Liquidity and Pricing Risk. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. CDOs can also be less liquid than other publicly held debt securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund’s board of directors.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights

The tables that follow present performance information about the shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of the fund’s operations. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Strategy Aggressive Allocation Fund

Class A Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.01	$8.59	$8.32

Investment Operations:
Net Investment Income (Loss)	0.05	0.07	—
Realized and Unrealized Gains (Losses) on Investments	1.48	(1.34)	0.27

Total From Investment Operations	1.53	(1.27)	0.27

Less Distributions:
Dividends (from net investment income)	(0.05)	(0.07)	—
Distributions (from net realized gains)	—	(0.24)	—

Total Distributions	(0.05)	(0.31)	—

Net Asset Value, End of Period	$8.49	$7.01	$8.59

Total Return[3]	21.83%	(15.58)%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$59,895	$57,711	$85,656
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60%	0.73%	(0.56)%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.92%	0.95%	0.84%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.08%	0.18%	(0.83)%
Portfolio Turnover Rate	20%	18%	27%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Class B Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.00	$8.59	$8.32

Investment Operations:
Net Investment Income (Loss)	(0.01)	—	—
Realized and Unrealized Gains (Losses) on Investments	1.47	(1.34)	0.27

Total From Investment Operations	1.46	(1.34)	0.27

Less Distributions:
Dividends (from net investment income)	(0.01)	(0.01)	—
Distributions (from net realized gains)	—	(0.24)	—

Total Distributions	(0.01)	(0.25)	—

Net Asset Value, End of Period	$8.45	$7.00	$8.59

Total Return[3]	20.91%	(16.22)%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$651	$251	$100
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15)%	(0.04)%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.66%	1.70%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	(0.66)%	(0.59)%	—
Portfolio Turnover Rate	20%	18%	27%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class B shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Class C Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.01	$8.59	$8.32

Investment Operations:
Net Investment Income (Loss)	(0.01)	—	—
Realized and Unrealized Gains (Losses) on Investments	1.46	(1.33)	0.27

Total From Investment Operations	1.45	(1.33)	0.27

Less Distributions:
Dividends (from net investment income)	(0.01)	(0.01)	—
Distributions (from net realized gains)	—	(0.24)	—

Total Distributions	(0.01)	(0.25)	—

Net Asset Value, End of Period	$8.45	$7.01	$8.59

Total Return[3]	20.74%	(16.11)%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$798	$282	$71
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.15)%	(0.02)%	(0.39)%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.66%	1.70%	0.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	(0.66)%	(0.59)%	(0.52)%
Portfolio Turnover Rate	20%	18%	27%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Strategy Growth Allocation Fund

Class A Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.42	$9.01	$8.77

Investment Operations:
Net Investment Income (Loss)	0.11	0.14	—
Realized and Unrealized Gains (Losses) on Investments	1.30	(1.22)	0.24

Total From Investment Operations	1.41	(1.08)	0.24

Less Distributions:
Dividends (from net investment income)	(0.11)	(0.15)	—
Distributions (from net realized gains)	—	(0.36)	—

Total Distributions	(0.11)	(0.51)	—

Net Asset Value, End of Period	$8.72	$7.42	$9.01

Total Return[3]	19.06%	(13.04)%	2.74%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$74,969	$75,893	$114,716
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.30%	1.56%	(0.60)%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.90%	0.88%	0.92%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.80%	1.08%	(0.88)%
Portfolio Turnover Rate	23%	22%	26%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Class B Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.40	$9.01	$8.77

Investment Operations:
Net Investment Income (Loss)	0.05	0.07	—
Realized and Unrealized Gains (Losses) on Investments	1.29	(1.21)	0.24

Total From Investment Operations	1.34	(1.14)	0.24

Less Distributions:
Dividends (from net investment income)	(0.05)	(0.11)	—
Distributions (from net realized gains)	—	(0.36)	—

Total Distributions	(0.05)	(0.47)	—

Net Asset Value, End of Period	$8.69	$7.40	$9.01

Total Return[3]	18.18%	(13.65)%	2.74%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$767	$182	$—
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	0.49%	0.85%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.64%	1.63%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.00%	0.37%	—
Portfolio Turnover Rate	23%	22%	26%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class B shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Class C Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.41	$9.00	$8.77

Investment Operations:
Net Investment Income (Loss)	0.05	0.07	—
Realized and Unrealized Gains (Losses) on Investments	1.30	(1.21)	0.23

Total From Investment Operations	1.35	(1.14)	0.23

Less Distributions:
Dividends (from net investment income)	(0.05)	(0.09)	—
Distributions (from net realized gains)	—	(0.36)	—

Total Distributions	(0.05)	(0.45)	—

Net Asset Value, End of Period	$8.71	$7.41	$9.00

Total Return[3]	18.24%	(13.59)%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,206	$2,100	$45
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	0.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.55%	0.84%	(0.33)%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.65%	1.63%	0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.05%	0.36%	(0.55)%
Portfolio Turnover Rate	23%	22%	26%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Strategy Growth & Income Allocation Fund

Class A Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.67	$9.02	$8.82

Investment Operations:
Net Investment Income (Loss)	0.16	0.21	—
Realized and Unrealized Gains (Losses) on Investments	1.06	(1.03)	0.20

Total From Investment Operations	1.22	(0.82)	0.20

Less Distributions:
Dividends (from net investment income)	(0.16)	(0.22)	—
Distributions (from net realized gains)	—	(0.31)	—

Total Distributions	(0.16)	(0.53)	—

Net Asset Value, End of Period	$8.73	$7.67	$9.02

Total Return[3]	16.12%	(9.91)%	2.27%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$153,238	$131,338	$200,596
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.01%	2.36%	(0.52)%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.89%	0.83%	0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	1.52%	1.93%	(0.74)%
Portfolio Turnover Rate	19%	20%	32%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Class B Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.65	$9.02	$8.82

Investment Operations:
Net Investment Income (Loss)	0.11	0.14	—
Realized and Unrealized Gains (Losses) on Investments	1.05	(1.00)	0.20

Total From Investment Operations	1.16	(0.86)	0.20

Less Distributions:
Dividends (from net investment income)	(0.11)	(0.20)	—
Distributions (from net realized gains)	—	(0.31)	—

Total Distributions	(0.11)	(0.51)	—

Net Asset Value, End of Period	$8.70	$7.65	$9.02

Total Return[3]	15.25%	(10.43)%	2.27%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,114	$287	$—
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	1.20%	1.64%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.63%	1.58%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.72%	1.21%	—
Portfolio Turnover Rate	19%	20%	32%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class B shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Class C Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.64	$9.02	$8.82

Investment Operations:
Net Investment Income (Loss)	0.11	0.14	—
Realized and Unrealized Gains (Losses) on Investments	1.06	(1.02)	0.20

Total From Investment Operations	1.17	(0.88)	0.20

Less Distributions:
Dividends (from net investment income)	(0.11)	(0.19)	—
Distributions (from net realized gains)	—	(0.31)	—

Total Distributions	(0.11)	(0.50)	—

Net Asset Value, End of Period	$8.70	$7.64	$9.02

Total Return[3]	15.35%	(10.57)%	2.27%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,306	$2,395	$—
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	1.24%	1.63%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.63%	1.58%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.76%	1.20%	—
Portfolio Turnover Rate	19%	20%	32%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Strategy Income Allocation Fund

Class A Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.47	$10.20	$10.02

Investment Operations:
Net Investment Income (Loss)	0.33	0.41	—
Realized and Unrealized Gains (Losses) on Investments	0.82	(0.69)	0.18

Total From Investment Operations	1.15	(0.28)	0.18

Less Distributions:
Dividends (from net investment income)	(0.33)	(0.44)	—
Return of Capital	—	(0.01)	—

Total Distributions	(0.33)	(0.45)	—

Net Asset Value, End of Period	$10.29	$9.47	$10.20

Total Return[3]	12.31%	(2.98)%	1.80%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$32,254	$34,725	$47,012
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.31%	4.08%	(0.43)%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.94%	1.04%	0.87%
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	2.77%	3.44%	(0.75)%
Portfolio Turnover Rate	20%	23%	30%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class A shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Class B Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.45	$10.19	$10.02

Investment Operations:
Net Investment Income (Loss)	0.26	0.35	—
Realized and Unrealized Gains (Losses) on Investments	0.81	(0.71)	0.17

Total From Investment Operations	1.07	(0.36)	0.17

Less Distributions:
Dividends (from net investment income)	(0.26)	(0.37)	—
Return of Capital	—	(0.01)	—

Total Distributions	(0.26)	(0.38)	—

Net Asset Value, End of Period	$10.26	$9.45	$10.19

Total Return[3]	11.46%	(3.66)%	1.70%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$857	$312	$—
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	2.50%	3.44%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.68%	1.79%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	1.97%	2.80%	—
Portfolio Turnover Rate	20%	23%	30%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class B shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

Additional Information

Financial Highlights continued

Class C Shares	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.46	$10.19	$10.02

Investment Operations:
Net Investment Income (Loss)	0.26	0.33	—
Realized and Unrealized Gains (Losses) on Investments	0.82	(0.68)	0.17

Total From Investment Operations	1.08	(0.35)	0.17

Less Distributions:
Dividends (from net investment income)	(0.26)	(0.37)	—
Return of Capital	—	(0.01)	—

Total Distributions	(0.26)	(0.38)	—

Net Asset Value, End of Period	$10.28	$9.46	$10.19

Total Return[3]	11.55%	(3.58)%	1.70%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,558	$555	$—
Ratio of Expenses to Average Net Assets[4]	1.15%	1.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	2.51%	3.24%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	1.68%	1.79%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	1.98%	2.60%	—
Portfolio Turnover Rate	20%	23%	30%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class C shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class A, Class B, and Class C Shares

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROSTRATR1/04

SEC file number:

811-07687

   First American Funds™

January 31, 2004
Prospectus
First American Strategy Funds, Inc.
ASSET CLASS ~ Asset Allocation Funds

Asset Allocation Funds Class S Shares	Strategy Aggressive Allocation Fund Strategy Growth Allocation Fund Strategy Growth & Income Allocation Fund Strategy Income Allocation Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

Objectives and Main Investment Strategies

Main Risks

Fund Performance

Fees and Expenses

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

The Underlying Funds

Financial Highlights

For More Information

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Strategy Funds, summarizes the main investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Asset Allocation Funds Class S Shares

1

Fund Summaries

Objectives and Main Investment Strategies

Each of the funds described in this prospectus is a “fund of funds.” The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds’ investment advisor.

Objectives

Strategy Aggressive Allocation Fund seeks a high level of capital growth.

Strategy Growth Allocation Fund seeks capital growth with a moderate level of current income.

Strategy Growth & Income Allocation Fund seeks both capital growth and current income.

Strategy Income Allocation Fund seeks a high level of current income consistent with limited risk to capital.

Main Investment Strategies

Each fund seeks to achieve its objective by investing in a variety of other mutual funds that are also advised by the funds’ investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the fifteen equity funds and two fixed income funds named in the table on the following page and Prime Obligations Fund, a money market fund. The funds’ advisor allocates and reallocates each fund’s assets among the underlying funds within ranges designed to reflect the funds’ differing balances between the investment objectives of current income and growth of capital. The table on the following page illustrates these ranges, expressed as percentages of the funds’ net assets.

Prospectus –	First American Asset Allocation Funds Class S Shares

2

Fund Summaries

Objectives and Main Investment Strategies continued

	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund

	MIN	MAX	MIN	MAX	MIN	MAX	MIN	MAX

Equity Funds as a whole	60%	100%	50%	90%	35%	75%	15%	50%
Equity Income Fund	0%	15%	0%	25%	0%	35%	0%	45%
Equity Index Fund	0%	80%	0%	75%	0%	60%	0%	50%
Large Cap Growth Opportunities Fund	0%	50%	0%	45%	0%	40%	0%	25%
Large Cap Select Fund	0%	70%	0%	65%	0%	55%	0%	35%
Large Cap Value Fund	0%	50%	0%	45%	0%	40%	0%	25%
Mid Cap Growth Opportunities Fund	0%	40%	0%	30%	0%	20%	0%	10%
Mid Cap Index Fund	0%	60%	0%	45%	0%	30%	0%	20%
Mid Cap Value Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Growth Opportunities Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Index Fund	0%	50%	0%	40%	0%	25%	0%	15%
Small Cap Select Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Value Fund	0%	40%	0%	30%	0%	20%	0%	10%
Real Estate Securities Fund	0%	20%	0%	20%	0%	20%	0%	20%
Technology Fund	0%	15%	—	—	—	—	—	—
International Fund	0%	35%	0%	30%	0%	25%	0%	15%
Fixed Income Funds as a whole	0%	40%	0%	50%	25%	65%	50%	85%
Core Bond Fund	0%	40%	0%	50%	10%	65%	25%	85%
High Income Bond Fund	0%	20%	0%	20%	0%	20%	0%	25%
Prime Obligations Fund	0%	35%	0%	35%	0%	35%	0%	35%

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund’s aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund’s assets in these securities may prevent the fund from achieving its objectives.

Prospectus –	First American Asset Allocation Funds Class S Shares

3

Fund Summaries

Main Risks

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management

Each fund is actively managed and its performance therefore will reflect in part the advisor’s ability to make asset allocation and other investment decisions which are suited to achieving the fund’s investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See “Fund Summaries — Fees and Expenses.”

Risks Associated with the Underlying Funds

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under “The Underlying Funds,” include:

  The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.
  Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.
  Small Cap Growth Opportunities Fund, Small Cap Value Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.
  Mid Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Growth Opportunities Fund, and Technology Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.
  Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.
  Real Estate Securities Fund and Technology Fund are subject to risks associated with non-diversification and with concentrating their investments in the real estate industry and technology industry, respectively, and with respect to Real Estate Securities Fund, the risks associated with direct investments in real estate investment trusts.
  International Fund is subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where the fund may invest up to 15% of its assets. The fund is also subject to the risks of entering into foreign currency hedging transactions.
  Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.
  The funds, except for Prime Obligations Fund, may utilize derivatives such as options, futures contracts, options on futures contracts, and, in the case of the fixed income funds, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. A fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by each fund’s advisor when entering into the derivative instrument or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.
  The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund’s income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
  The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.
  Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund’s share price and possibly diminish the fund’s investment performance.
  Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

Prospectus –	First American Asset Allocation Funds Class S Shares

4

Fund Summaries

Main Risks continued

  High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called “high-yield” securities or “junk bonds.” In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.
  Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

Possible Conflicts of Interest

The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds’ board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

Prospectus –	First American Asset Allocation Funds Class S Shares

5

Fund Summaries

Fund Performance

The charts and tables that follow provide you with information on each fund’s volatility and performance. Of course, each fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund has varied from year to year. The tables compare each fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund’s performance would be reduced.

Strategy Aggressive Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

18.01%	7.36%	26.49%	–1.75%	–14.19%	–19.29%	29.24%

1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1999	20.43%
Worst Quarter: Quarter ended	September 30, 2002	(15.60)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Five Years	Since Inception

Strategy Aggressive Allocation Fund

Class S (return before taxes)	10/1/96	29.24%	2.15%	5.38%

Class S (return after taxes on distributions)		28.78%	0.55%	3.69%

Class S (return after taxes on distributions and sale of fund shares)		18.98%	1.25%	3.89%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	(0.57)%	8.49%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.66%	7.67%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.

Strategy Growth Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

16.36%	7.52%	19.13%	1.13%	–10.58%	–15.73%	24.18%

1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1999	14.91%
Worst Quarter: Quarter ended	September 30, 2002	(12.47)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Five Years	Since Inception

Strategy Growth Allocation Fund

Class S (return before taxes)	10/1/96	24.18%	2.43%	5.42%

Class S (return after taxes on distributions)		23.30%	0.67%	3.57%

Class S (return after taxes on distributions and sale of fund shares)		15.67%	1.28%	3.74%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	(0.57)%	8.49%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.66%	7.67%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.

Prospectus –	First American Asset Allocation Funds Class S Shares

6

Fund Summaries

Fund Performance continued

Fund Performance (CONTINUED)

Strategy Growth & Income Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

13.96%	8.20%	13.15%	2.07%	–6.52%	–11.67%	19.46%

1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	December 31, 1999	10.33%
Worst Quarter: Quarter ended	September 30, 2002	(9.59)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Five Years	Since Inception

Strategy Growth and Income Allocation Fund

Class S (return before taxes)	10/1/96	19.46%	2.64%	5.53%

Class S (return after taxes on distributions)		18.61%	0.76%	3.51%

Class S (return after taxes on distributions and sale of fund shares)		12.60%	1.34%	3.70%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	(0.57)%	8.49%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.66%	7.67%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.

Strategy Income Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

12.72%	8.46%	–0.39%	7.61%	2.63%	–1.84%	12.63%

1997	1998	1999	2000	2001	2002	2003

Best Quarter: Quarter ended	June 30, 2003	7.05%
Worst Quarter: Quarter ended	September 30, 2002	(3.80)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Five Years	Since Inception

Strategy Income Allocation Fund

Class S (return before taxes)	10/1/96	12.63%	3.99%	6.05%

Class S (return after taxes on distributions)		11.39%	2.24%	4.08%

Class S (return after taxes on distributions and sale of fund shares)		8.15%	2.32%	3.97%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	(0.57)%	8.49%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.66%	7.67%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.

Prospectus –	First American Asset Allocation Funds Class S Shares

7

Fund Summaries

Fees and Expenses>

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds’ expenses. Annual fund operating expenses are based on each fund’s most recently completed fiscal year.1

	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES[1] (expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	0.25%	0.25%	0.25%
Miscellaneous	0.42%	0.40%	0.38%	0.44%
Total Annual Fund Operating Expenses	0.92%	0.90%	0.88%	0.94%

1Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.52)%	(0.50)%	(0.48)%	(0.54)%
Net Expenses (After Waivers)	0.40%	0.40%	0.40%	0.40%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses do not exceed 0.40% for Class S shares. Fee waivers may be discontinued at any time.

Ranges of Combined Direct and Indirect Expense Ratios

As noted above, in addition to the funds’ direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds’ expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds’ expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds’ expense ratios is listed under “Underlying Fund Expense Ratios” on the next page.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS as a percentage of average net assets[1]	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund

	1.35	% to 2.36%	1.33	% to 2.24%	1.38	% to 2.11%	1.50	% to 2.03%

1The underlying funds' advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds' advisor intends to waive fees during the current fiscal year so that total operating expenses for each fund do not exceed 0.40%. Taking these waivers into account, the ranges of combined direct and indirect expense ratios would be 0.71% to 1.79% for Strategy Aggressive Allocation Fund, 0.71% to 1.68% for Strategy Growth Allocation Fund, 0.79% to 1.55% for Strategy Growth & Income Allocation Fund, and 0.88% to 1.38% for Strategy Income Allocation Fund. Waivers may be discontinued at any time.

Prospectus –	First American Asset Allocation Funds Class S Shares

8

Fund Summaries

Fees and Expenses continued

Example This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund

1 year	$189	$182	$177	$180
3 years	$584	$563	$549	$556
5 years	$1,004	$969	$946	$957
10 years	$2,176	$2,105	$2,056	$2,079

Underlying Fund Expense Ratios

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Z shares of Prime Obligations Fund and Class Y shares of each other underlying fund, which are the only classes in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2003.1

Underlying Fund	Expense Ratio

Equity Income Fund	0.95%
Equity Index Fund	0.55%
Large Cap Growth Opportunities Fund	0.94%
Large Cap Select Fund	0.99%
Large Cap Value Fund	0.95%
Mid Cap Growth Opportunities Fund	1.00%
Mid Cap Index Fund	0.59%
Mid Cap Value Fund	1.00%
Small Cap Growth Opportunities Fund	1.72%
Small Cap Index Fund	0.80%
Small Cap Select Fund	1.00%
Small Cap Value Fund	1.00%
Real Estate Securities Fund	1.03%
Technology Fund	1.04%
International Fund	1.40%
Core Bond Fund	0.80%
High Income Bond Fund	1.01%
Prime Obligations Fund	0.22%

1Actual expense ratios for the fiscal year were lower than those shown in the table because of fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.90%; Equity Index Fund, 0.37%; Large Cap Growth Opportunities Fund, 0.90%; Large Cap Select Fund, 0.90%; Large Cap Value Fund, 0.90%; Mid Cap Growth Opportunities Fund, 0.95%; Mid Cap Index Fund, 0.50%; Mid Cap Value Fund, 0.95%; Small Cap Growth Opportunities Fund, 1.68%; Small Cap Index Fund, 0.68%; Small Cap Select Fund, 0.96%; Small Cap Value Fund, 0.98%; Real Estate Securities Fund, 0.98%; Technology Fund, 0.98%; International Fund, 1.35%; Core Bond Fund, 0.70%; High Income Bond Fund, 0.75%; and Prime Obligations Fund, 0.20%. Fee waivers may be discontinued at any time, except in the case of Prime Obligations Fund, for which there is a contractual fee waiver in place until November 30, 2004.

Prospectus –	First American Asset Allocation Funds Class S Shares

9

Policies and Services

Buying and Selling Shares

> Multiple Class Information

The funds offer five different share classes. This prospectus offers Class S shares. Class A, Class B, Class C, and Class Y shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

Class A Shares. Class A shares have:

  a front-end sales charge determined by the amount of your purchase.
  annual shareholder servicing (12b-1) fees of 0.25%.
  reduced sales charges for larger purchases.

Class B Shares. Class B shares have:

  no front-end sales charge.
  a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.
  annual distribution and shareholder servicing (12b-1) fees of 1.00%.
  automatic conversion to Class A shares eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

Class C Shares. Class C shares have:

  a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.
  annual distribution and shareholder servicing (12b-1) fees of 1.00%.

Class S Shares. Class S shares:

  are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.
  are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.
  are held in an omnibus account with the transfer agent.
  do not have a front-end sales charge or a deferred sales charge.
  have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase. See “Fund Summaries — Fees and Expenses” and “Compensation Paid to Financial Institutions.”

Class Y Shares. Class Y shares:

  are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.
  are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.
  are held in an omnibus account with the transfer agent.
  do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund’s NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds’ board of directors.

International Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of this underlying fund’s shares may change on days when you will not be able to purchase or redeem your fund shares.

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Policies and Services

Buying and Selling Shares continued

Monitoring Short-Term Trading

Some investors attempt to profit through short-term trading, or purchasing and redeeming a fund’s shares within a short time period. Frequent short-term trading may hurt the long-term performance of a fund by disrupting portfolio management strategies and increasing fund expenses. If the advisor believes that a shareholder has engaged in frequent short-term trading, it may refuse to process the shareholder’s purchase request and/or limit or cancel the shareholder’s exchange privileges (in addition to the four exchange limit described under “Buying and Selling Shares — How to Exchange Shares”).

Although the advisor will attempt to monitor for short-term trading that could be detrimental to the funds and their shareholders, you should understand that this monitoring will not eliminate the possibility that frequent short-term trading in the funds may occur. For example, the ability of the advisor to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and approved fee-based program accounts is significantly limited when the underlying shareholder accounts are not maintained by the advisor.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day’s price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day’s price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

Compensation Paid to Financial Institutions

The fund pays the distributor an annual shareholder servicing fee equal to 0.25% of the fund’s average daily net assets to compensate the distributor for providing services to shareholders. The distributor may use this fee to compensate your investment professional or financial institution for providing ongoing services to your account. The advisor, the administrator, or the distributor may pay additional fees to investment professionals and financial institutions, using their own assets, in exchange for sales and/or administrative services performed on behalf of the investment professional’s or financial institution’s customers.

How to Exchange Shares

If your investment goals or your financial needs change, you may exchange your shares for Class S shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class S shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

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Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of each fund may constitute “qualified dividends” taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.” Dividends paid from a fund’s net investment income that do not constitute “qualified dividends” and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

Taxes on Transactions. The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2003, U.S. Bancorp Asset Management and its affiliates had more than $127 billion in assets under management, including investment company assets of more than $58 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund’s average daily net assets. The advisor waived all fees for the funds’ most recently completed fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Underlying Fund Sub-Advisor

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund’s assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund’s investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay’s only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2003, Clay Finlay had more than $7.4 billion in assets under management.

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives shareholder servicing fees, and is reimbursed for its out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services. In connection with lending their portfolio securities, the underlying funds pay fees to U.S. Bancorp Asset Management which are equal to 25% of the funds’ income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

Shareholder Servicing Fees. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

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Additional Information

More About The Funds

Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ main investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Portfolio Turnover

The funds’ investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The “Financial Highlights” section of this prospectus shows each fund’s historical portfolio turnover rate.

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Additional Information

The objectives, main investment strategies, and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

FUND

Objective

Equity Income Fund’s objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund’s investment advisor believes are characterized by:

  the ability to pay above average dividends.
  the ability to finance expected growth.
  strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund’s equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Equity Income Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Risks of Non-Investment Grade Securities. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called “high-yield” securities or “junk bonds,” generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Equity Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s 500 Composite Index (S&P 500).

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Additional Information

Main Investment Strategies

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Main Risks

The main risks of investing in Equity Index Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Failure to Match Performance of S&P 500. The fund’s ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Large Cap Growth Opportunities Fund’s objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $698 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in U.S. domestic securities.

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Additional Information

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Large Cap Select Fund’s objective is capital appreciation.

Main Investment Strategies

Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $902 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund’s advisor invests in securities that it believes:

  are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals,
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund’s advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings,
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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Additional Information

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Large Cap Value Fund’s primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $698 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Large Cap Value Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell Midcap Index ranged from approximately $698 million to $17 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

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Additional Information

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Mid Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s MidCap 400 Composite Index (S&P 400 Index).

Main Investment Strategies

Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged, capitalization weighted index consisting of 400 stocks chosen for market size, liquidity, and industry group representation that represents the mid range sector of the U.S. stock market. As of December 31, 2003, market capitalizations of companies in the S&P 400 Index ranged from approximately $336 million to $11.8 billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.

Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 400 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to

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increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Failure to Match Performance of S&P 400 Index. The fund’s ability to replicate the performance of the S&P MidCap 400 Index may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s calculates the performance of the S&P MidCap 400 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell Midcap Index ranged from approximately $698 million to $17 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of a fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures

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contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Small Cap Growth Opportunities Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund’s total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risk of Selling Securities Short. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund “closes out” the short position (by acquiring the security in the open market). The fund’s risk of loss also increases if the fund is not able to “close out” the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

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FUND

Objective

Small Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

Main Investment Strategies

Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the Russell 2000 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Failure to Match Performance of Russell 2000 Index. The fund’s ability to replicate the performance of the Russell 2000 Index may be affected by, among other things, changes in securities markets, the manner in which Russell calculates the performance of the Russell 2000 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Small Cap Select Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of December 31, 2003, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $63 million to $4.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  strong competitive position.
  strong management.

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  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Small Cap Value Fund include:

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Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Real Estate Securities Fund’s objective is to provide above average current income and long-term capital appreciation.

Main Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund’s total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

  equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
  mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
  hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in Real Estate Securities Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Risks of the Real Estate Industry. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

Risks of Real Estate Investment Trusts (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund’s portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

Technology Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund’s advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

  inexpensive computing power, such as personal computers.
  improved methods of communications, such as satellite transmission.
  technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund’s portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of the Technology Sector. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

Risks of Development Stage and Small-Cap Stocks. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

FUND

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

  that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies’ balance sheets, market share, and strength of management.

Up to 15% of the fund’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in International Fund include:

Risks of Equity Securities. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor’s ability to invest substantial portions of the fund’s assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller-Capitalization Companies. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions. If the sub-advisor’s forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund’s hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Prospectus –	First American Asset Allocation Funds Class S Shares

26

Additional Information

FUND

Objective

Core Bond Fund’s objective is to provide investors with high current income consistent with limited risk to capital.

Main Investment Strategies

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

  U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
  mortgage- and asset-backed securities.
  corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Fund managers select securities using a “top-down” approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund’s total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Main Risks

The main risks of investing in Core Bond Fund include:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund’s interest rate risk.

Income Risk. The fund’s income could decline due to falling market interest rates.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions. The use of mortgage dollar rolls could increase the volatility of the fund’s share price. It could also diminish the fund’s investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

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27

Additional Information

FUND

Objective

High Income Bond Fund’s objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

The fund may invest in collateralized debt obligations (“CDOs”). CDOs are debt obligations typically issued by special-purpose entities that are secured by debt securities, such as high-yield securities, asset-backed securities, and mortgage-backed securities. CDOs are typically issued in one or more classes of rated debt securities, unrated debt securities (generally treated as equity interests), and a residual equity interest. The fund may also invest in other types of obligations issued by special-purpose entities that are backed by corporate debt obligations.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Main Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Risks of High-Yield Securities. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called “high-yield” securities or “junk bonds.” High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund’s portfolio increases when the U.S. economy slows or enters a recession.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund’s interest rate risk.

Income Risk. The fund’s income could decline due to falling market interest rates.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Liquidity and Pricing Risk. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. CDOs can also be less liquid than other publicly held debt securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund’s board of directors.

Prospectus –	First American Asset Allocation Funds Class S Shares

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Additional Information

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

FUND

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Prospectus –	First American Asset Allocation Funds Class S Shares

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Additional Information

Financial Highlights

The tables that follow present performance information about the shares of each fund. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Strategy Aggressive Allocation Fund

	Fiscal year ended September 30,
	2003[1]	2002[1]	2001[1,2]	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$7.00	$8.59	$13.93	$12.36	$11.11

Investment Operations:
Net Investment Income	0.05	0.06	0.10	0.14	0.14
Realized and Unrealized Gains (Losses) on Investments	1.47	(1.34)	(3.16)	2.62	2.05

Total From Investment Operations	1.52	(1.28)	(3.06)	2.76	2.19

Less Distributions:
Dividends (from net investment income)	(0.05)	(0.07)	(0.09)	(0.14)	(0.14)
Distributions (from net realized gains)	—	(0.24)	(2.19)	(1.05)	(0.80)

Total Distributions	(0.05)	(0.31)	(2.28)	(1.19)	(0.94)

Net Asset Value, End of Period	$8.47	$7.00	$8.59	$13.93	$12.36

Total Return[3]	21.73%	(15.65)%	(25.77)%	23.38%	20.54%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$990	$772	$—	$88,837	$67,013
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.40%	0.34%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.76%	0.93%	1.00%	1.20%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.92%	0.95%	0.82%	0.75%	0.86%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.09%	0.21%	0.51%	0.59%	0.62%
Portfolio Turnover Rate	20%	18%	27%	43%	39%

1Net investment income per share was based on average shares outstanding throughout the period.

2On September 24, 2001, existing shareholders of the fund were designated as Class A shareholders.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

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Additional Information

Financial Highlights continued

Strategy Growth Allocation Fund

	Fiscal year ended September 30,
	2003[1]	2002[1]	2001[1,2]	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$7.41	$9.01	$13.21	$11.85	$11.05

Investment Operations:
Net Investment Income	0.11	0.14	0.20	0.25	0.25
Realized and Unrealized Gains (Losses) on Investments	1.28	(1.23)	(2.54)	2.00	1.49

Total From Investment Operations	1.39	(1.09)	(2.34)	2.25	1.74

Less Distributions:
Dividends (from net investment income)	(0.11)	(0.15)	(0.18)	(0.25)	(0.25)
Distributions (from net realized gains)	—	(0.36)	(1.68)	(0.64)	(0.69)

Total Distributions	(0.11)	(0.51)	(1.86)	(0.89)	(0.94)

Net Asset Value, End of Period	$8.69	$7.41	$9.01	$13.21	$11.85

Total Return[3]	18.83%	(13.10)%	(20.22)%	19.66%	16.31%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,525	$643	$—	$109,004	$88,213
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.40%	0.34%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.67%	1.87%	1.93%	2.05%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.90%	0.88%	0.81%	0.74%	0.85%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	0.83%	1.19%	1.46%	1.53%	1.48%
Portfolio Turnover Rate	23%	22%	26%	42%	34%

1Net investment income per share was based on average shares outstanding throughout the period.

2On September 24, 2001, existing shareholders of the fund were designated as Class A shareholders.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Strategy Growth & Income Allocation Fund

	Fiscal year ended September 30,
	2003[1]	2002[1]	2001[1,2]	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$7.64	$9.02	$12.02	$11.51	$11.08

Investment Operations:
Net Investment Income	0.17	0.21	0.29	0.33	0.32
Realized and Unrealized Gains (Losses) on Investments	1.06	(1.03)	(1.84)	1.31	1.05

Total From Investment Operations	1.23	(0.82)	(1.55)	1.64	1.37

Less Distributions:
Dividends (from net investment income)	(0.17)	(0.25)	(0.26)	(0.34)	(0.32)
Distributions (from net realized gains)	—	(0.31)	(1.19)	(0.79)	(0.62)

Total Distributions	(0.17)	(0.56)	(1.45)	(1.13)	(0.94)

Net Asset Value, End of Period	$8.70	$7.64	$9.02	$12.02	$11.51

Total Return[3]	16.20%	(10.00)%	(14.40)%	14.88%	12.81%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$4,760	$1,007	$—	$233,427	$209,229
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.40%	0.34%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.62%	2.79%	2.83%	2.83%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.88%	0.83%	0.79%	0.70%	0.79%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	1.44%	2.19%	2.40%	2.47%	2.32%
Portfolio Turnover Rate	19%	20%	32%	46%	41%

1Net investment income per share was based on average shares outstanding throughout the period.

2On September 24, 2001, existing shareholders of the fund were designated as Class A shareholders.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

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Additional Information

Financial Highlights continued

Strategy Income Allocation Fund

	Fiscal year ended September 30,
	2003[1]	2002[1]	2001[1,2]	2000	1999

Per Share Data
Net Asset Value, Beginning of Period	$9.47	$10.19	$10.48	$10.48	$11.23

Investment Operations:
Net Investment Income	0.33	0.41	0.49	0.50	0.53
Realized and Unrealized Gains (Losses) on Investments	0.82	(0.69)	(0.33)	0.22	(0.40)

Total From Investment Operations	1.15	(0.28)	0.16	0.72	0.13

Less Distributions:
Dividends (from net investment income)	(0.33)	(0.43)	(0.45)	(0.49)	(0.53)
Distributions (from net realized gains)	—	—	—	(0.23)	(0.35)
Return of Capital	—	(0.01)	—	—	—

Total Distributions	(0.33)	(0.44)	(0.45)	(0.72)	(0.88)

Net Asset Value, End of Period	$10.29	$9.47	$10.19	$10.48	$10.48

Total Return[3]	12.31%	(2.84)%	1.54%	7.18%	1.13%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,028	$714	$—	$54,138	$83,302
Ratio of Expenses to Average Net Assets[4]	0.40%	0.40%	0.40%	0.33%	0.28%
Ratio of Net Investment Income to Average Net Assets	3.31%	4.26%	4.71%	4.81%	4.83%
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.94%	1.04%	0.92%	0.77%	0.83%
Ratio of Net Investment Income to Average Net Assets (excluding waivers)	2.77%	3.62%	4.19%	4.37%	4.28%
Portfolio Turnover Rate	20%	23%	30%	69%	21%

1Net investment income per share was based on average shares outstanding throughout the period.

2On September 24, 2001, existing shareholders of the fund were designated as Class A shareholders.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

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For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROSTRATS1/04

SEC file number: 811-07687

   First American Funds™

January 31, 2004
Prospectus
First American Strategy Funds, Inc.
ASSET CLASS ~ Asset Allocation Funds

Asset Allocation Funds Class Y Shares	Strategy Aggressive Allocation Fund Strategy Growth Allocation Fund Strategy Growth & Income Allocation Fund Strategy Income Allocation Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Table of

Contents

Fund Summaries

Objectives and Main Investment Strategies

Main Risks

Fund Performance

Fees and Expenses

Policies & Services

Buying and Selling Shares

Managing Your Investment

Additional Information

Management

More About The Funds

The Underlying Funds

Financial Highlights

For More Information

Prospectus –	First American Asset Allocation Funds Class Y Shares

Fund Summaries

Introduction

This section of the prospectus describes the objectives of the First American Strategy Funds, summarizes the main investment strategies used by each fund in trying to achieve its objective, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the funds.

An investment in the funds is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This prospectus and the related Statement of Additional Information do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Prospectus –	First American Asset Allocation Funds Class Y Shares

1

Fund Summaries

Objectives and Main Investment Strategies FUND

Each of the funds described in this prospectus is a “fund of funds.” The funds are intended to provide differing balances between the objectives of current income and growth of capital. Each fund seeks to achieve its objectives by investing in a variety of other mutual funds which are also advised by the funds’ investment advisor.

Objectives

Strategy Aggressive Allocation Fund seeks a high level of capital growth.

Strategy Growth Allocation Fund seeks capital growth with a moderate level of current income.

Strategy Growth & Income Allocation Fund seeks both capital growth and current income.

Strategy Income Allocation Fund seeks a high level of current income consistent with limited risk to capital.

Main Investment Strategies

Each fund seeks to achieve its objective by investing in a variety of other mutual funds that are also advised by the funds’ investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Asset Allocation Funds invest include the fifteen equity funds and two fixed income funds named in the table on the following page and Prime Obligations Fund, a money market fund. The funds’ advisor allocates and reallocates each fund’s assets among the underlying funds within ranges designed to reflect the funds’ differing balances between the investment objectives of current income and growth of capital. The table on the following page illustrates these ranges, expressed as percentages of the funds’ net assets.

Prospectus –	First American Asset Allocation Funds Class Y Shares

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Fund Summaries

Objectives and Main Investment Strategies FUND continued

	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund

	MIN	MAX	MIN	MAX	MIN	MAX	MIN	MAX

Equity Funds as a whole	60%	100%	50%	90%	35%	75%	15%	50%
Equity Income Fund	0%	15%	0%	25%	0%	35%	0%	45%
Equity Index Fund	0%	80%	0%	75%	0%	60%	0%	50%
Large Cap Growth Opportunities Fund	0%	50%	0%	45%	0%	40%	0%	25%
Large Cap Select Fund	0%	70%	0%	65%	0%	55%	0%	35%
Large Cap Value Fund	0%	50%	0%	45%	0%	40%	0%	25%
Mid Cap Growth Opportunities Fund	0%	40%	0%	30%	0%	20%	0%	10%
Mid Cap Index Fund	0%	60%	0%	45%	0%	30%	0%	20%
Mid Cap Value Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Growth Opportunities Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Index Fund	0%	50%	0%	40%	0%	25%	0%	15%
Small Cap Select Fund	0%	40%	0%	30%	0%	20%	0%	10%
Small Cap Value Fund	0%	40%	0%	30%	0%	20%	0%	10%
Real Estate Securities Fund	0%	20%	0%	20%	0%	20%	0%	20%
Technology Fund	0%	15%	—	—	—	—	—	—
International Fund	0%	35%	0%	30%	0%	25%	0%	15%
Fixed Income Funds as a whole	0%	40%	0%	50%	25%	65%	50%	85%
Core Bond Fund	0%	40%	0%	50%	10%	65%	25%	85%
High Income Bond Fund	0%	20%	0%	20%	0%	20%	0%	25%
Prime Obligations Fund	0%	35%	0%	35%	0%	35%	0%	35%

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Normally, each fund’s aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments, and other short-term securities. Investing a significant percentage of a fund’s assets in these securities may prevent the fund from achieving its objectives.

Prospectus –	First American Asset Allocation Funds Class Y Shares

3

Fund Summaries

Objectives and Main Investment Strategies FUND continued

Objective

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

Active Management

Each fund is actively managed and its performance therefore will reflect in part the advisor’s ability to make asset allocation and other investment decisions which are suited to achieving the fund’s investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

Additional Expenses

Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See “Fund Summaries — Fees and Expenses.”

Risks Associated with the Underlying Funds

The funds are subject to the risks of the underlying funds in which they invest. These risks, some of which are discussed in more detail under “The Underlying Funds,” include:

  The underlying funds (other than Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.
  Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.
  Small Cap Growth Opportunities Fund, Small Cap Value Fund, International Fund, Small Cap Select Fund, and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.
  Mid Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Growth Opportunities Fund, and Technology Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.
  Mid Cap Growth Opportunities Fund, Mid Cap Index Fund, and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.
  Real Estate Securities Fund and Technology Fund are subject to risks associated with non-diversification and with concentrating their investments in the real estate industry and technology industry, respectively, and with respect to Real Estate Securities Fund, the risks associated with direct investments in real estate investment trusts.
  International Fund is subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where the fund may invest up to 15% of its assets. The fund is also subject to the risks of entering into foreign currency hedging transactions.
  Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.
  The funds, except for Prime Obligations Fund, may utilize derivatives such as options, futures contracts, options on futures contracts, and, in the case of the fixed income funds, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. A fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by each fund’s advisor when entering into the derivative instrument or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.
  The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund’s income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
  The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.
  Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund’s share price and possibly diminish the fund’s investment performance.
  Most of the underlying funds lend their portfolio securities to broker-dealers, banks, and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.

Prospectus –	First American Asset Allocation Funds Class Y Shares

4

Fund Summaries

Objectives and Main Investment Strategies FUND continued

  High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called “high-yield” securities or “junk bonds.” In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.
  Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

Possible Conflicts of Interest

The funds and the underlying funds have the same officers, directors, and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds’ board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.

Prospectus –	First American Asset Allocation Funds Class Y Shares

5

Fund Summaries

Fund Performance

The charts and tables that follow provide you with information on each fund’s volatility and performance. Of course, each fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar charts show you how performance of each fund’s shares has varied from year to year. The tables compare each fund’s performance over different time periods, before and after taxes, to that of the fund’s benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, each fund’s performance would be reduced.

Strategy Aggressive Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–19.13%	29.57%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	14.86%
Worst Quarter: Quarter ended	September 30, 2002	(15.52)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Aggressive Allocation Fund

Class Y (return before taxes)	9/24/01	29.57%	8.37%

Class Y (return after taxes on distributions)		29.00%	7.67%

Class Y (return after taxes on distributions and sale of fund shares)		19.19%	6.80%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Strategy Growth Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–15.53%	24.46%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	12.43%
Worst Quarter: Quarter ended	September 30, 2002	(12.53)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Growth Allocation Fund

Class Y (return before taxes)	9/24/01	24.46%	7.45%

Class Y (return after taxes on distributions)		23.47%	6.28%

Class Y (return after taxes on distributions and sale of fund shares)		15.84%	5.74%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Prospectus –	First American Asset Allocation Funds Class Y Shares

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Fund Summaries

Fund Performance continued

Strategy Growth & Income Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–11.37%	19.72%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	10.29%
Worst Quarter: Quarter ended	September 30, 2002	(9.53)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Growth & Income Allocation Fund

Class Y (return before taxes)	9/24/01	19.72%	6.84%

Class Y (return after taxes on distributions)		18.77%	5.50%

Class Y (return after taxes on distributions and sale of fund shares)		12.76%	5.10%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Strategy Income Allocation FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

–1.65%	13.01%

2002	2003

Best Quarter: Quarter ended	June 30, 2003	7.01%
Worst Quarter: Quarter ended	September 30, 2002	(3.75)%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03	Inception Date	One Year	Since Inception

Strategy Income Allocation Fund

Class Y (return before taxes)	9/24/01	13.01%	6.90%

Class Y (return after taxes on distributions)		11.68%	5.34%

Class Y (return after taxes on distributions and sale of fund shares)		8.40%	4.91%

Standard & Poor’s Composite 500 Index[1] (reflects no deduction for fees, expenses, or taxes)		28.68%	4.73%

Lehman Government/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		4.67%	6.94%

1An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/01.

2An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/01.

Prospectus –	First American Asset Allocation Funds Class Y Shares

7

Fund Summaries

Fees and Expenses

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds’ expenses. Annual fund operating expenses are based on each fund’s most recently completed fiscal year.1

	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None	None
ANNUAL FUND OPERATING EXPENSES[1](expenses that are deducted from fund assets) (as a percentage of average net assets)

Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	None	None	None
Other Expenses	0.42%	0.40%	0.38%	0.44%
Total Annual Fund Operating Expenses	0.67%	0.65%	0.63%	0.69%

1Net Expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 2003, were:

Waiver of Fund Expenses	(0.52)%	(0.50)%	(0.48)%	(0.54)%
Net Expenses (After Waivers)	0.15%	0.15%	0.15%	0.15%

The advisor intends to voluntarily waive fees during the current fiscal year so that total operating expenses do not exceed 0.15% for Class Y shares. Fee waivers may be discontinued at any time.

Ranges of Combined Direct and Indirect Expense Ratios

As noted above, in addition to the funds’ direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds’ expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds’ expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds’ expense ratios is listed under “Underlying Fund Expense Ratios” on the next page.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS as a percentage of average net assets[1]	Strategy Aggressive Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund

	1.10	% to 2.11%	1.08	% to 1.99%	1.13	% to 1.86%	1.25	% to 1.78%

1The underlying funds’ advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table on the next page. In addition, the funds’ advisor intends to waive fees during the current fiscal year so that total operating expenses for each fund do not exceed 0.15%. Taking these waivers into account, the ranges of combined direct and indirect expense ratios would be 0.46% to 1.54% for Strategy Aggressive Allocation Fund, 0.46% to 1.43% for Strategy Growth Allocation Fund, 0.54% to 1.30% for Strategy Growth & Income Allocation Fund, and 0.63% to 1.13% for Strategy Income Allocation Fund. Waivers may be discontinued at any time.

Prospectus –	First American Asset Allocation Funds Class Y Shares

8

Fund Summaries

Fees and Expenses continued

Example This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund’s operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

	Strategy Aggressive Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund

1 year	$164	$157	$152	$155
3 years	$507	$486	$472	$479
5 years	$874	$839	$815	$827
10 years	$1,907	$1,834	$1,784	$1,807

Underlying Fund Expense Ratios

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Z shares of Prime Obligations Fund and Class Y shares of each other underlying fund, which are the only classes in which the funds will invest. The ratios presented are based on expenses during the fiscal year ended September 30, 2003.1

Underlying Fund	Expense Ratio

Equity Income Fund	0.95%
Equity Index Fund	0.55%
Large Cap Growth Opportunities Fund	0.94%
Large Cap Select Fund	0.99%
Large Cap Value Fund	0.95%
Mid Cap Growth Opportunities Fund	1.00%
Mid Cap Index Fund	0.59%
Mid Cap Value Fund	1.00%
Small Cap Growth Opportunities Fund	1.72%
Small Cap Index Fund	0.80%
Small Cap Select Fund	1.00%
Small Cap Value Fund	1.00%
Real Estate Securities Fund	1.03%
Technology Fund	1.04%
International Fund	1.40%
Core Bond Fund	0.80%
High Income Bond Fund	1.01%
Prime Obligations Fund	0.22%

1Actual expense ratios for the fiscal year were lower than those shown in the table because of fee waivers by the advisor. The advisor intends to waive fees during the current fiscal year so that expense ratios do not exceed the following amounts: Equity Income Fund, 0.90%; Equity Index Fund, 0.37%; Large Cap Growth Opportunities Fund, 0.90%; Large Cap Select Fund, 0.90%; Large Cap Value Fund, 0.90%; Mid Cap Growth Opportunities Fund, 0.95%; Mid Cap Index Fund, 0.50%; Mid Cap Value Fund, 0.95%; Small Cap Growth Opportunities Fund, 1.68%; Small Cap Index Fund, 0.68%; Small Cap Select Fund, 0.96%; Small Cap Value Fund, 0.98%; Real Estate Securities Fund, 0.98%; Technology Fund, 0.98%; International Fund, 1.35%; Core Bond Fund, 0.70%; High Income Bond Fund, 0.75%; and Prime Obligations Fund, 0.20%. Fee waivers may be discontinued at any time, except in the case of Prime Obligations Fund, for which there is a contractual fee waiver in place until November 30, 2004.

Prospectus –	First American Asset Allocation Funds Class Y Shares

9

Policies & Services

Buying and Selling Shares

Multiple Class Information

The funds offer five different share classes. This prospectus offers Class Y shares. Class A, Class B, Class C, and Class S shares are available through separate prospectuses. There are differences among the fees and expenses for each of the five classes. These differences result from their separate arrangements for shareholder and distribution services, not from any difference in amounts charged by the investment advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.

The following describes the features of each class:

Class A Shares. Class A shares have:

  a front-end sales charge determined by the amount of your purchase.
  annual shareholder servicing (12b-1) fees of 0.25%.
  reduced sales charges for larger purchases.

Class B Shares. Class B shares have:

  no front-end sales charge.
  a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.
  annual distribution and shareholder servicing (12b-1) fees of 1.00%.
  automatic conversion to Class A shares eight years after purchase which reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

Class C Shares. Class C shares have:

  a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.
  annual distribution and shareholder servicing (12b-1) fees of 1.00%.

Class S Shares. Class S shares:

  are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.
  are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.
  are held in an omnibus account with the transfer agent.
  do not have a front-end sales charge or a deferred sales charge.
  have an annual shareholder servicing fee of 0.25% and your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

Class Y Shares. Class Y shares:

  are sold through banks and other financial institutions that have entered into sales agreements with the funds' distributor.
  are available to certain accounts for which the financial institution acts in a fiduciary, agency, or custodial capacity, such as certain trust accounts and investment advisory accounts.
  are held in an omnibus account with the transfer agent.
  do not have a front-end sales charge, deferred sales charge, or a distribution fee. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

Calculating Your Share Price

Your purchase price will be equal to the fund’s net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central time) every day the exchange is open.

A fund’s NAV is equal to the value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of each fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.

For the underlying funds, investments and other assets will be valued at their market values. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds’ board of directors.

International Fund will hold portfolio securities that trade on weekends or other days the funds do not price their shares. Therefore, the net asset value of this underlying fund’s shares may change on days when you will not be able to purchase or redeem your fund shares.

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10

Policies and Services

Buying and Selling Shares continued

Monitoring Short-Term Trading

Some investors attempt to profit through short-term trading, or purchasing and redeeming a fund’s shares within a short time period. Frequent short-term trading may hurt the long-term performance of a fund by disrupting portfolio management strategies and increasing fund expenses. If the advisor believes that a shareholder has engaged in frequent short-term trading, it may refuse to process the shareholder’s purchase request and/or limit or cancel the shareholder’s exchange privileges (in addition to the four exchange limit described under “Buying and Selling Shares — How to Exchange Shares”).

Although the advisor will attempt to monitor for short-term trading that could be detrimental to the funds and their shareholders, you should understand that this monitoring will not eliminate the possibility that frequent short-term trading in the funds may occur. For example, the ability of the advisor to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts, and approved fee-based program accounts is significantly limited when the underlying shareholder accounts are not maintained by the advisor.

How to Buy and Sell Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means is that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

You may purchase or sell shares by calling your financial institution. Shares may be purchased or sold on any day when the New York Stock Exchange is open. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Wire federal funds as follows:

U.S. Bank National Association
ABA Number: 0750-00022
Account Number: 112-952-137
Credit to:  First American (name of fund, investor name, and investor account #)

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day’s price, the funds must receive your purchase order by 3:00 p.m. Central time. In order for shares to be sold at that day’s price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

How to Exchange Shares

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

Prospectus –	First American Asset Allocation Funds Class Y Shares

11

Policies and Services

Managing Your Investment

Staying Informed

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, a fund does not send statements to individuals who have their shares held in an omnibus account.

Dividends and Distributions

Dividends from a fund’s net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund’s share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you “buy the dividend.” You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions. Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of each fund may constitute “qualified dividends” taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). Each fund will inform its shareholders of the portion of its dividends (if any) that constitutes “qualified dividends.” Dividends paid from a fund’s net investment income that do not constitute “qualified dividends” and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

Taxes on Transactions. The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

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Additional Information

Management

U.S. Bancorp Asset Management, Inc., is the funds’ investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2003, U.S. Bancorp Asset Management and its affiliates had more than $127 billion in assets under management, including investment company assets of more than $58 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund’s average daily net assets. The advisor waived all fees for the funds’ most recently completed fiscal year.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

Underlying Fund Sub-Advisor

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Fund and is responsible for the investment and reinvestment of the fund’s assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund’s investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay’s only business. Clay Finlay offers a full range of global, international (diversified and concentrated), and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan, and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2003, Clay Finlay had more than $7.4 billion in assets under management.

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

Additional Compensation

U.S. Bancorp Asset Management and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds' investment advisor. U.S. Bancorp Asset Management and its affiliates also receive compensation in connection with the following:

Custody Services. U.S. Bank National Association (U.S. Bank) provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.01% of a fund’s average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Co-Administrators), provide or compensate others to provide administrative services to the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, blue sky services, and shareholder services. With respect to the First American open-end mutual funds, the Co-Administrators receive total fees, on an annual basis, of up to 0.25% of the aggregate average daily net assets of First American Investment Funds, Inc., First American Strategy Funds, Inc., and First American Insurance Portfolios, Inc., and up to 0.20% of the aggregate average daily net assets of First American Funds, Inc. The funds also pay the Co-Administrators fees based upon the number of funds and shareholder accounts maintained. In addition, the Co-Administrators are reimbursed for their out-of-pocket expenses incurred while providing administration services to the funds.

Distribution Services. Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, serves as distributor of the funds and receives out of pocket expenses incurred while providing distribution and other sub-administrative services for the funds.

Securities Lending Services. In connection with lending their portfolio securities, the underlying funds pay fees to U.S. Bancorp Asset Management which are equal to 25% of the funds’ income from these securities lending transactions. The funds also pay an administrative fee equal to 0.025% based on total securities on loan.

Shareholder Servicing Fees. To the extent that fund shares are held through U.S. Bancorp Asset Management, U.S. Bank or their broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

The funds are managed by a team of persons associated with U.S. Bancorp Asset Management.

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Additional Information

More About The Funds

Objectives

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ main investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

Portfolio Turnover

The funds’ investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the funds are expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the funds, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities. The “Financial Highlights” section of this prospectus shows each fund’s historical portfolio turnover rate.

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Additional Information

The Underlying Funds

The objectives, main investment strategies, and main risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved. The investment objectives of the underlying funds, except for Prime Obligations Fund, may be changed without shareholder approval.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

Equity Income Fund

Objective

Equity Income Fund’s objective is long-term growth of capital and income.

Main Investment Strategies

Under normal market conditions, Equity Income Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund’s investment advisor believes are characterized by:

  the ability to pay above average dividends.
  the ability to finance expected growth.
  strong management.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The fund’s equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the fund will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Equity Income Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Risks of Non-Investment Grade Securities. The fund may invest in securities which are rated lower than investment grade. These securities, which are commonly called “high-yield” securities or “junk bonds,” generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Equity Index Fund

Objective

Equity Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s 500 Composite Index (S&P 500).

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Main Investment Strategies

Under normal market conditions, Equity Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500. The S&P 500 is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry representation.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500.

Because the fund may not always hold all of the stocks included in the S&P 500, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 500 in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 500. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

Main Risks

The main risks of investing in Equity Index Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Failure to Match Performance of S&P 500. The fund’s ability to replicate the performance of the S&P 500 may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s calculates the performance of the S&P 500, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Large Cap Growth Opportunities Fund

Objective

Large Cap Growth Opportunities Fund’s objective is long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Large Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $698 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in U.S. domestic securities.

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Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Large Cap Select Fund

Objective

Large Cap Select Fund’s objective is capital appreciation.

Main Investment Strategies

Under normal market conditions, Large Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the S&P 500 Index. The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. While the market capitalizations of companies in the S&P 500 Index ranged from approximately $902 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks of companies that have market capitalizations of at least $3 billion at the time of purchase. The advisor will select companies based on a combination of both value and growth objectives, seeking companies it believes offers market opportunity.

In selecting value stocks, the fund’s advisor invests in securities that it believes:

  are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals,
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one or two years.

In selecting growth stocks, the fund’s advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings,
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on the United States stock exchange or represented by American Depository Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or large-capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Large Cap Value Fund

Objective

Large Cap Value Fund’s primary objective is capital appreciation. Current income is a secondary objective of the fund.

Main Investment Strategies

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $698 million to $311.1 billion as of December 31, 2003, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The main risks of investing in Large Cap Value Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or large capitalization stocks may underperform the market as a whole.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Mid Cap Growth Opportunities Fund

Objective

Mid Cap Growth Opportunities Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell Midcap Index ranged from approximately $698 million to $17 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

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Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Mid Cap Index Fund

Objective

Mid Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Standard & Poor’s MidCap 400 Composite Index (S&P 400 Index).

Main Investment Strategies

Under normal market conditions, Mid Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 400 Index. This index is an unmanaged, capitalization weighted index consisting of 400 stocks chosen for market size, liquidity, and industry group representation that represents the mid range sector of the U.S. stock market. As of December 31, 2003, market capitalizations of companies in the S&P 400 Index ranged from approximately $336 million to $11.8 billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 400 Index.

Because the fund may not always hold all of the stocks included in the S&P 400 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the S&P 400 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, and index participation contracts based on the S&P 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to

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The Underlying Funds continued

increase the level of fund assets devoted to replicating the composition of the S&P 400 Index, and to reduce transaction costs.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Failure to Match Performance of S&P 400 Index. The fund’s ability to replicate the performance of the S&P MidCap 400 Index may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s calculates the performance of the S&P MidCap 400 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Mid Cap Value Fund

Objective

Mid Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell Midcap Index ranged from approximately $698 million to $17 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of a fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Mid Cap Value Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

Risks of Mid-Cap Stocks. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures

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contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Small Cap Growth Opportunities Fund

Objective

Small Cap Growth Opportunities Fund has an objective of growth of capital.

Main Investment Strategies

Under normal market conditions, Small Cap Growth Opportunities Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. Companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  above average growth in revenue and earnings.
  strong competitive position.
  strong management.
  sound financial condition.

The fund may sell securities short to generate additional investment returns and to protect against price declines of securities in its portfolio. Securities sold short may not represent more than 25% of the fund’s total assets at the time of any short sale. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or stocks of micro-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risk of Selling Securities Short. If the fund does not own a security sold short, the fund will lose money if the security sold short increases in price between the date of the sale and the date on which the fund “closes out” the short position (by acquiring the security in the open market). The fund’s risk of loss also increases if the fund is not able to “close out” the short position at any particular time or at an acceptable price.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

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Small Cap Index Fund

Objective

Small Cap Index Fund’s objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

Main Investment Strategies

Under normal market conditions, Small Cap Index Fund invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

The fund’s advisor believes that the fund’s objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the Index does not, the fund will not duplicate the Index’s performance precisely. However, the fund’s advisor believes there should be a close correlation between the fund’s performance and that of the Russell 2000 Index in both rising and falling markets.

The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund’s net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund’s board of directors will consider alternative strategies for the fund.

The fund also may invest up to 10% of its total assets in stock index futures contracts, options on stock indices, options on stock index futures, exchange traded index funds, and index participation contracts based on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Failure to Match Performance of Russell 2000 Index. The fund’s ability to replicate the performance of the Russell 2000 Index may be affected by, among other things, changes in securities markets, the manner in which Russell calculates the performance of the Russell 2000 Index, the amount and timing of cash flows into and out of the fund, commissions, sales charges (if any), and other expenses.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Small Cap Select Fund

Objective

Small Cap Select Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Select Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index). This index measures the performance of 600 selected common stocks representing the small company segment of the U.S. market. As of December 31, 2003, market capitalizations of companies in the S&P SmallCap 600 Index ranged from approximately $63 million to $4.9 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

  strong competitive position.
  strong management.

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  sound financial condition.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase, which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers that are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks, value stocks, and/or small-cap stocks may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Small Cap Value Fund

Objective

Small Cap Value Fund has an objective of capital appreciation.

Main Investment Strategies

Under normal market conditions, Small Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of December 31, 2003, market capitalizations of companies in the Russell 2000 Index ranged from approximately $42 million to $2.1 billion.

In selecting stocks, the fund’s advisor invests in securities it believes:

  are undervalued relative to other securities in the same industry or market.
  exhibit good or improving fundamentals.
  exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States or domestic securities.

Main Risks

The main risks of investing in Small Cap Value Fund include:

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Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

Risks of Small-Cap Stocks. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Real Estate Securities Fund

Objective

Real Estate Securities Fund’s objective is to provide above average current income and long-term capital appreciation.

Main Investment Strategies

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund’s total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that acquire, hold and manage residential or commercial real estate. REITs generally can be divided into the following three types:

  equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
  mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
  hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in Real Estate Securities Fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

Risks of the Real Estate Industry. Because the fund invests primarily in the real estate industry, it is particularly susceptible to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and may continue to be in the future.

Risks of Real Estate Investment Trusts (REITs). There are risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund’s portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

Technology Fund

Objective

Technology Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, Technology Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the fund’s advisor believes either have, or will develop, products, processes, or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

  inexpensive computing power, such as personal computers.
  improved methods of communications, such as satellite transmission.
  technology related services such as internet related marketing services.

The prime emphasis of the fund is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, health care, and online services. Companies in which the fund invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit positive cash flow, a strong competitive position, strong, ongoing relationships with its customers, above-average growth in revenues, and a sound balance sheet. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called “hot issues” which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund’s total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Main Risks

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

Risks of Common Stocks. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry, or sector of the market.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the fund’s portfolio securities may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio securities of a diversified fund.

Risks of the Technology Sector. Because the fund invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

Risks of Development Stage and Small-Cap Stocks. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

Risks of Initial Public Offerings (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

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Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

International Fund

Objective

International Fund has an objective of long-term growth of capital.

Main Investment Strategies

Under normal market conditions, International Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

  that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the fund will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies’ balance sheets, market share, and strength of management.

Up to 15% of the fund’s total assets may be invested in equity securities of emerging markets issuers. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for a rapid economic growth.

Equity securities in which the fund invests include common and preferred stock. In addition, the fund may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the fund may enter into forward foreign currency exchange contracts. In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund’s return.

Main Risks

The main risks of investing in International Fund include:

Risks of Equity Securities. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry, or sector of the world market.

Risks of International Investing. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor’s ability to invest substantial portions of the fund’s assets in a small number of countries, the fund may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

Risks of Emerging Markets. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Risks of Smaller-Capitalization Companies. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

Risks of Foreign Currency Hedging Transactions. If the sub-advisor’s forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund’s hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments.

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Core Bond Fund

Objective

Core Bond Fund’s objective is to provide investors with high current income consistent with limited risk to capital.

Main Investment Strategies

Under normal market conditions, Core Bond Fund invests in investment grade debt securities, such as:

  U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
  mortgage- and asset-backed securities.
  corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Fund managers select securities using a “top-down” approach, which begins with the formulation of their general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, fund managers select individual securities within these sectors or industries.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s advisor. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that have received at least an A or equivalent rating. Unrated securities will not exceed 25% of the fund’s total assets.

The fund may invest up to 15% of its total assets in foreign securities payable in U.S. dollars. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Main Risks

The main risks of investing in Core Bond Fund include:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund’s interest rate risk.

Income Risk. The fund’s income could decline due to falling market interest rates.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Dollar Roll Transactions. The use of mortgage dollar rolls could increase the volatility of the fund’s share price. It could also diminish the fund’s investment performance if the advisor does not predict mortgage prepayments and interest rates correctly.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

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High Income Bond Fund

Objective

High Income Bond Fund’s objective is to provide investors with a high level of current income.

Main Investment Strategies

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issues include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the fund’s permissible investments in United States domestic securities.

The fund may invest in collateralized debt obligations (“CDOs”). CDOs are debt obligations typically issued by special-purpose entities that are secured by debt securities, such as high-yield securities, asset-backed securities, and mortgage-backed securities. CDOs are typically issued in one or more classes of rated debt securities, unrated debt securities (generally treated as equity interests), and a residual equity interest. The fund may also invest in other types of obligations issued by special-purpose entities that are backed by corporate debt obligations.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market or business risk or enhance the fund’s yield.

Main Risks

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Risks of High-Yield Securities. The fund will invest primarily in securities rated lower than investment grade or in unrated securities of comparable quality. These securities are commonly called “high-yield” securities or “junk bonds.” High-yield securities carry more risk to principal than investment grade securities. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield securities and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, or a high profile default.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations. If an issuer defaults, the fund will lose money. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest payments. Therefore, the credit risk for the fund’s portfolio increases when the U.S. economy slows or enters a recession.

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Effective maturity and effective duration are measures of the fund’s interest rate risk.

Income Risk. The fund’s income could decline due to falling market interest rates.

Call Risk. During periods of falling interest rates, a bond issuer may “call” — or repay — its high-yielding bonds before their maturity date. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Liquidity and Pricing Risk. High-yield bonds generally have more limited trading opportunities than higher credit quality securities. CDOs can also be less liquid than other publicly held debt securities. This makes it more difficult to buy and/or sell a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Because of their limited trading, market prices may be unavailable for these securities, in which case their fair value prices will be determined in good faith using methods approved by the fund’s board of directors.

Prospectus –	First American Asset Allocation Funds Class Y Shares

28

Additional Information

The Underlying Funds continued

Foreign Security Risk. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

Risks of Securities Lending. To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

Risks of Derivative Instruments. The fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund’s advisor when entering into the derivative instruments or, in the case of credit default swaps, if the fund’s advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.

Prime Obligations Fund

Objective

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

Main Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

  securities issued by the U.S. government or one of its agencies or instrumentalities.
  U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances).
  commercial paper.
  non-convertible corporate debt securities.
  loan participation interests.
  repurchase agreements for the securities in which the fund may invest.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments (i.e., commercial paper, repurchase agreements, etc.) to purchase. The portfolio managers then select the specific instruments to be purchased.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks, and foreign corporations.

Main Risks

The main risks of investing in this fund include:

  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.
  The level of income you receive from the fund will be affected by movements in short-term interest rates.
  Foreign securities in which the fund invests, although dollar-denominated, may present some additional risk. Political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Prospectus –	First American Asset Allocation Funds Class Y Shares

29

Additional Information

Financial Highlights

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand the fund’s financial performance for the past five years or, if shorter, the period of the fund’s operation. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Strategy Aggressive Allocation Fund

	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.01	$8.59	$8.32

Investment Operations:
Net Investment Income	0.06	0.08	—
Realized and Unrealized Gains (Losses) on Investments	1.47	(1.32)	0.27

Total From Investment Operations	1.53	(1.24)	0.27

Less Distributions:
Dividends (from net investment income)	(0.06)	(0.10)	—
Distributions (from net realized gains)	—	(0.24)	—

Total Distributions	(0.06)	(0.34)	—

Net Asset Value, End of Period	$8.48	$7.01	$8.59

Total Return[3]	21.99%	(15.36)%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$29,581	$21,009	$2
Ratio of Expenses to Average Net Assets[4]	0.15%	0.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86%	0.97%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.67%	0.70%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	0.34%	0.42%	—
Portfolio Turnover Rate	20%	18%	27%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class Y shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class Y Shares

30

Additional Information

Financial Highlights continued

Strategy Growth Allocation Fund

	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.41	$9.00	$8.77

Investment Operations:
Net Investment Income	0.12	0.15	—
Realized and Unrealized Gains (Losses) on Investments	1.30	(1.21)	0.23

Total From Investment Operations	1.42	(1.06)	0.23

Less Distributions:
Dividends (from net investment income)	(0.12)	(0.17)	—
Distributions (from net realized gains)	—	(0.36)	—

Total Distributions	(0.12)	(0.53)	—

Net Asset Value, End of Period	$8.71	$7.41	$9.00

Total Return[3]	19.38%	(12.84)%	2.62%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$41,089	$24,641	$14
Ratio of Expenses to Average Net Assets[4]	0.15%	0.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	1.56%	1.73%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.65%	0.63%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	1.06%	1.25%	—
Portfolio Turnover Rate	23%	22%	26%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class Y shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Strategy Growth & Income Allocation Fund

	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$7.65	$9.02	$8.82

Investment Operations:
Net Investment Income	0.18	0.22	—
Realized and Unrealized Gains (Losses) on Investments	1.06	(1.02)	0.20

Total From Investment Operations	1.24	(0.80)	0.20

Less Distributions:
Dividends (from net investment income)	(0.18)	(0.26)	—
Distributions (from net realized gains)	—	(0.31)	—

Total Distributions	(0.18)	(0.57)	—

Net Asset Value, End of Period	$8.71	$7.65	$9.02

Total Return[3]	16.44%	(9.73)%	2.27%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$90,294	$39,740	$—
Ratio of Expenses to Average Net Assets[4]	0.15%	0.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	2.24%	2.58%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.63%	0.58%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	1.76%	2.15%	—
Portfolio Turnover Rate	19%	20%	32%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class Y shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class Y Shares

31

Additional Information

Financial Highlights continued

Strategy Income Allocation Fund

	Fiscal year ended September 30,		Fiscal period ended September 30, 2001[1,2]
	2003[1]	2002[1]

Per Share Data
Net Asset Value, Beginning of Period	$9.47	$10.19	$10.02

Investment Operations:
Net Investment Income	0.35	0.44	—
Realized and Unrealized Gains (Losses) on Investments	0.82	(0.70)	0.17

Total From Investment Operations	1.17	(0.26)	0.17

Less Distributions:
Dividends (from net investment income)	(0.35)	(0.45)	—
Distributions (from net realized gains)	—	—	—
Return of Capital	—	(0.01)	—

Total Distributions	(0.35)	(0.46)	—

Net Asset Value, End of Period	$10.29	$9.47	$10.19

Total Return[3]	12.58%	(2.65)%	1.70%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$23,678	$7,828	$—
Ratio of Expenses to Average Net Assets[4]	0.15%	0.15%	—
Ratio of Net Investment Income (Loss) to Average Net Assets	3.60%	4.38%	—
Ratio of Expenses to Average Net Assets (excluding waivers)[4]	0.69%	0.79%	—
Ratio of Net Investment Income (Loss) to Average Net Assets (excluding waivers)	3.06%	3.74%	—
Portfolio Turnover Rate	20%	23%	30%

1Net investment income per share was based on average shares outstanding throughout the period.

2Class Y shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

3Total return would have been lower had certain expenses not been waived.

4Expense ratios do not include expenses of the underlying funds.

Prospectus –	First American Asset Allocation Funds Class Y Shares

32

For More Information

More information about the funds is available in the funds’ Statement of Additional Information and annual and semiannual reports, and on the First American funds’ Internet Web site.

First American Funds Web Site

Information about the First American funds may be viewed on the funds’ Internet Web site at http://www.firstamericanfunds.com.

Statement of Additional Information (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semiannual Reports

Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ SAI and/or free copies of the funds’ most recent annual or semiannual reports by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

First American Funds P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

PROSTRATY1/04

SEC file number: 811-07687

   First American Funds™

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED JANUARY 31, 2004

                         STRATEGY INCOME ALLOCATION FUND
                         STRATEGY GROWTH ALLOCATION FUND
                    STRATEGY GROWTH & INCOME ALLOCATION FUND
                       STRATEGY AGGRESSIVE ALLOCATION FUND

         This Statement of Additional Information relates to the Class A, Class
B, Class C, Class S and Class Y Shares of the funds named above (the "Funds"), each of which is a series of First American Strategy Funds, Inc. ("FASF"). This
Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectus dated January 31, 2004. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 2003 are incorporated by reference into this Statement of Additional Information. This Statement of
Additional Information is incorporated by reference into the current Funds'
Prospectuses. To obtain copies of a Prospectus or the Funds' Annual Report(s) at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East
Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND.
Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION...........................................................1

INVESTMENT RESTRICTIONS OF THE FUNDS..........................................2

ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUNDS AND

     Restrictions Applicable to the Underlying Funds other than Prime

                                       i

                                       ii

                               GENERAL INFORMATION

         First American Strategy Funds, Inc. ("FASF") was incorporated in the
State of Minnesota on June 19, 1996. FASF is organized as a series fund and currently issues shares in four series. Each series of shares represents a separate investment portfolio with its own investment objectives and policies
(in essence, a separate mutual fund). The series of FASF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds." Each
of the Funds is an open-end diversified investment company.

         As described in the Funds' Prospectuses, each Fund seeks to achieve its investment objectives by investing primarily in a variety of other mutual funds which are also advised by the Funds' investment advisor. These other mutual funds include Equity Income Fund, Equity Index Fund, Large Cap Growth
Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth
Opportunities Fund, Mid Cap Index Fund, Mid Cap Value Fund, Small Cap Growth
Opportunities Fund, Small Cap Index Fund, Small Cap Select Fund, Small Cap Value
Fund, Real Estate Securities Fund, Technology Fund, International Fund, Core
Bond Fund and High Income Bond Fund, each of which is a series of First American
Investment Funds, Inc., and Prime Obligations Fund, which is a series of First
American Funds, Inc. These other funds are referred to herein and in the
Prospectuses collectively as the "Underlying Funds." The first fifteen funds named above are referred to herein and in the Prospectuses collectively as the
"Equity Funds." Core Bond Fund and High Income Bond Fund are referred to herein and in the Prospectuses collectively as the "Fixed Income Funds."

         Shareholders may purchase shares of each Fund through five separate classes, Class A, Class B, Class C, Class S and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the 1940 Act, the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A,
Class B and Class C Shares of the Funds. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of each Fund represents an equal proportionate interest in that Fund.

         The Bylaws of FASF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act. Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders. Minnesota law further provides that a special meeting of shareholders may be called by a shareholder or shareholders holding 10% or more of the voting power of all shares entitled to vote, except that a special meeting for the purpose of considering any action to facilitate or effect a business combination, including any action to change or otherwise affect the composition of the board of directors for that purpose, must be called by 25% or more of the voting power of all shares entitled to vote. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First
American Investment Funds, Inc. ("FAIF"); First American Insurance Portfolios,
Inc. ("FAIP"); and eight separate closed-end funds (American Strategic Income
Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic
Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota
Municipal Income Portfolio Inc., American Select Portfolio Inc., American Income
Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.)
collectively referred to as the First American Closed-End Funds ("FACEF").

                                       1

                      INVESTMENT RESTRICTIONS OF THE FUNDS

         In addition to the investment objectives and policies set forth in the
Prospectuses and under the caption "Additional Information Concerning
Investments by the Funds and the Underlying Funds" below, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act,
i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the investment restrictions set forth below shall be deemed to restrict any Fund from holding securities of investment companies which engage in the activities described in such investment restrictions. None of the investment restrictions set forth below shall be deemed to restrict any Fund from receiving, holding, and disposing of any securities received as a result of an in-kind redemption by an investment company whose shares are held by such
Fund.

         Each of the Funds will:

         1.       Concentrate its investments in other investment companies, but will not concentrate its investments in any particular
                  industry. Investing in one or more other investment companies that in turn concentrate their investments in one or more
                  particular industries shall not violate this limitation. For purposes of this limitation, the U.S. government and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is
                  concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         None of the Funds will:

         1.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2.       Purchase physical commodities or contracts relating to
                  physical commodities.

         3.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         4.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

         5.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by
FASF's Board of Directors without shareholder vote. None of the Funds will:

         1.       Invest more than 15% of its net assets in all forms of
                  illiquid investments.

         2.       Make additional investments while its borrowings exceed 5% of total assets.

         3.       Make short sales of securities.

         4.       Lend portfolio securities representing in excess of one-third of the value of its total assets.
----------
* According to the present interpretation by the Securities and Exchange
Commission, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry.

                                       2

                  ADDITIONAL INFORMATION CONCERNING INVESTMENTS
                      BY THE FUNDS AND THE UNDERLYING FUNDS

         The main investment strategies of the Funds and the Underlying Funds are set forth in such Funds' Prospectuses. Additional information concerning such main investment strategies and other investment strategies which may be made by the Funds and the Underlying Funds is set forth under this caption.
Additional information concerning the Funds' investment restrictions is set forth above under the caption "Investment Restrictions of the Funds," and additional information concerning the Underlying Funds' investment restrictions is set forth below under the caption "Investment Restrictions of the Underlying
Funds."

         A percentage limitation on investments by an Underlying Fund stated in this section or in "Investment Restrictions of the Underlying Funds" is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. An Underlying
Fund which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Underlying Fund may consider doing so. However, except with respect to High Income Bond Fund and
Equity Income Fund, in no event will more than 5% of any Underlying Fund's net assets be invested in non-investment grade securities or unrated securities determined to be of comparable quality by the Advisor or Sub-Advisor of the
Underlying Fund. Descriptions of the rating categories of Standard & Poor's
Rating Services, a division of The McGraw-Hill Companies, Inc. and Moody's
Investors Services, Inc. are contained in "Ratings" below.

SHORT-TERM INVESTMENTS

         The Funds and the Underlying Funds can invest in a variety of short-term instruments which are specified in their respective Prospectuses and
Statements of Additional Information. Short-term investments may be entered into on a joint basis by the Funds, the Underlying Funds, and other funds advised by
U.S. Bancorp Asset Management, Inc., the Funds' investment advisor (the
"Advisor"). These short-term investments include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of an Underlying Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and
other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds and the Underlying Funds may so invest include money market funds advised by the Advisor, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.

         The bank instruments in which the Fixed Income Funds invest may also include Eurodollar Certificates of Deposit issued by foreign branches of United
States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, the Fixed Income
Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association
Insurance Fund.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in their respective Prospectus and Statement of Additional
Information, the Funds and the Underlying Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Rating Services, a division of The McGraw-Hill
Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc.
("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds and the
Underlying Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and
Moody's, see "Ratings" herein.

                                       3

         BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.
These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund or an Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund or an
Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor or, in the case of
International Fund, the sub-advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

REPURCHASE AGREEMENTS

         Each of the Underlying Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by an Underlying Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield.
Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Underlying
Fund will seek to sell the collateral, which could involve costs or delays.
Although collateral (which may consist of any fixed income security which is an eligible investment for the Underlying Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), an Underlying Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor or, in the case of International Fund, the sub-advisor will monitor the creditworthiness of the firms with which the
Underlying Funds enter into repurchase agreements.

         The Underlying Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal
Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate
Underlying Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         Each of the Underlying Funds (excluding Equity Index Fund, Mid Cap
Index and Small Cap Index Fund) may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. An Underlying Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date.

         The purchase of securities on a when-issued or delayed delivery basis exposes an Underlying Fund to risk because the securities may decrease in value prior to delivery. In addition, an Underlying Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Underlying Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to an Underlying Fund could prevent the Underlying Fund from realizing a price or yield considered to be advantageous. Prime Obligations Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result thereof, more than 15% of its net assets would be so invested.

         In connection with their ability to purchase securities on a when-issued or delayed delivery basis, the Fixed Income Funds may enter into mortgage "dollar rolls" in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a future date. In a mortgage dollar roll, a Fixed Income Fund gives up the right to receive principal and interest paid on the securities sold. However, these Underlying Funds would benefit to the extent of any difference between the price

                                       4

received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fixed
Income Funds compared with what such performance would have been without the use of mortgage dollar rolls. Each Fixed Income Fund will segregate until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

         When an Underlying Fund agrees to purchase securities on a when-issued or delayed delivery basis, its custodian will segregate cash or liquid securities in an amount sufficient to meet its purchase commitments. It may be expected that an Underlying Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because an Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment advisor or sub-advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, an Underlying Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Underlying Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which its advisor or, in the case of International Fund, the investment sub-advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the
Underlying Funds will receive collateral in the form of cash, United States
Government securities or other high-grade debt obligations equal to at least
100% of the value of the securities loaned. Collateral is marked to market daily. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Underlying Fund. During the time portfolio securities are on loan, the borrower pays the lending Underlying Fund any dividends or interest paid on the securities. Loans are subject to termination by the lending Underlying Fund or the borrower at any time. While an
Underlying Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Underlying Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees paid to an affiliate of the Advisor) in connection with these loans.

         When an Underlying Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Underlying Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Underlying Fund held the securities. See "Taxation."

         The Advisor may act as securities lending agent for the Underlying
Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting the Advisor to provide such services and receive such compensation.

OPTIONS TRANSACTIONS

         To the extent set forth below, the Underlying Funds may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies on securities that they own or have the right to acquire. These transactions will be undertaken for the purpose of reducing risk to the Underlying Funds; that is, for "hedging" purposes. Options on futures contracts are discussed below under "--Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Underlying Funds (other than Equity Index
Fund, Mid Cap Index Fund, Small Cap Index Fund and Prime Obligations Fund) may
purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right
(but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and

                                       5

the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         An Underlying Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an Underlying
Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, an Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the
Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON STOCK INDICES. The Underlying Funds (other than Prime
Obligations Fund) may purchase put and call options on stock indices. Options on stock indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on a stock index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. In particular, this amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of
100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

         OPTIONS ON INTEREST RATE INDICES. The Fixed Income Funds may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier").
The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on price movements in the interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         WRITING OF CALL OPTIONS. The Underlying Funds, other than Prime
Obligations Fund, Equity Index Fund, Mid Cap Index Fund and Small Cap Index
Fund, may write (sell) covered call options to the extent specified with respect to particular Underlying Funds as set forth herein. These transactions would be undertaken principally to produce additional income. Depending on the Underlying
Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of International Fund) on foreign currencies which an Underlying Fund owns or has the right to acquire or on interest rate indices. The Equity Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Underlying Funds, except that International Fund may write (sell) covered call options covering up to 50% of the equity securities owned by such Underlying Fund.

         When an Underlying Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Underlying Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Underlying Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

         These Underlying Funds also may write call options on stock indices, the movements of which generally correlate with those of such respective
Underlying Fund's portfolio holdings. These transactions, which would be

                                       6

undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the applicable Underlying Fund's portfolio securities.

         The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If an
Underlying Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         LIMITATIONS. None of the Underlying Funds other than International Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. An Underlying Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by an Underlying Fund and the prices of options, and the risk of limited liquidity in the event that an Underlying Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Underlying Funds, with the exception of the Prime Obligations Fund, may engage in futures transactions and purchase options on futures. The
Underlying Funds may purchase futures and options on futures contracts on securities and on stock and interest rate indexes.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract.
The acquisition of put and call options on futures contracts will, respectively, give a fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, an Underlying
Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2%
to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the
Underlying Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require an Underlying Fund to segregate liquid assets, such as cash,
United States Government securities or other liquid high grade debt obligations, to cover its performance under such contracts.

         The Underlying Funds may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of International
Fund, as part of its management of foreign currency transactions. In addition,
Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund may use stock index futures and options on futures to increase the level of Fund assets devoted to replicating the composition of the S&P 500 Composite Index, the S&P
Mid Cap 400 Index or the Russell 2000 Index, respectively.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's or Underlying Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of an Underlying Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's and Underlying Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

                                       7

         Where an Underlying Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of an Underlying Fund's total assets. Where an Underlying Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Underlying Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which an Underlying Fund was permitted to enter. Where an Underlying Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to International Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

         Futures transactions involve brokerage costs and require an Underlying
Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. An Underlying Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Underlying Fund had not entered into any futures transactions. In addition, the value of an Underlying Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the
Underlying Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. Because of the low margin requirements in the futures markets, they may be subject to market forces, including speculative activity, which do not affect the cash markets. There also is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool
Operator ("CPO"), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility. The Underlying Funds which may invest in commodity futures or commodity options contracts have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.

INTEREST RATE CAPS AND FLOORS

         The Fixed Income Funds may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

SWAP AGREEMENTS

         The Fixed Income Funds may enter into interest rate, total return and credit default swap agreements. The Fixed Income Funds may also enter into options on the foregoing types of swap agreements ("swap options") and in bonds issued by special purpose entities that are backed by a pool of swaps.

         Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The Fixed Income Funds may write (sell) and purchase put and call swap options.

                                       8

         Interest rate swaps involve the exchange of a fixed rate of interest for a floating rate of interest, usually over a one- to ten-year term. Total return swaps involve the exchange of a floating rate of interest for a coupon equal to the total return of a specified market index, usually over a three-month to one-year term. Credit default swaps involve the exchange of a monthly interest rate spread over a period of time for the risk of default by an individual corporate borrower or with respect to a basket of securities.

         One example of the use of swaps within a Fixed Income Fund may be to manage the interest rate sensitivity of the Fund. The Fund might receive or pay a fixed interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the Fund. Or, the Fund may buy or sell swap options to effect the same result. The Fixed Income Fund may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

         Another example of the use of swaps within a Fixed Income Fund is the use of credit default swaps to buy or sell credit protection. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an upfront or periodic payment to compensate against potential default events. The Fund may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market. The credit protection market is still relatively new and should be considered illiquid.

         Most swap agreements entered into by a Fixed Income Fund would calculate the obligations of the parties to the agreement on a "net basis."
Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the Adviser.

         The use of swap agreements by a Fixed Income Fund entails certain risks. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the Fund. Total return swaps could result in losses if the reference index does not perform as anticipated by the Fund. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

         A Fixed Income Fund will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When a Fund purchases a swap option it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option it will be obligated, upon exercise of the option, according to the terms of the underlying agreement.

         Because swaps are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.
Moreover, a Fixed Income Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES OF FOREIGN BANKS AND BRANCHES

         Prime Obligations Fund may invest in obligations of foreign branches of
United States banks and United States branches of foreign banks. Various provisions of federal law governing the establishment and operation of domestic branches do not apply to foreign branches of domestic banks. Obligations of
United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

         Because the portfolio of Prime Obligations Fund's investments in taxable money market securities may contain securities of foreign branches of domestic banks, foreign banks, and United States branches of foreign banks, such
Underlying Fund may be subject to additional investment risks that are different in some respects from those incurred

                                       9

by a fund that invests only in debt obligations of United States banks. These risks may include future unfavorable political and economic developments and possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by such Underlying Fund.
Additionally, there may be less public information available about foreign banks and their branches. The Advisor carefully considers these factors when making investments. Prime Obligations Fund has agreed that, in connection with investment in securities issued by foreign banks, United States branches of foreign banks, and foreign branches of domestic banks, consideration will be given to the domestic marketability of such securities in light of these factors.

FOREIGN SECURITIES

         GENERAL. Under normal market conditions, International Fund invests principally in foreign securities and the other Equity Funds (other than Equity
Index Fund, Mid Cap Index Fund and Small Cap Index Fund) each may invest up to
25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary
Receipts.

         Core Bond Fund may invest up to 15% of its total assets and High Income
Bond Fund may invest up to 25% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the government of Canada, any Canadian province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United
States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion.

         Prime Obligations Fund may invest in United States dollar-denominated obligations of foreign banks, United States branches of foreign banks and foreign branches of United States banks.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of
United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United
States.

         In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States.
Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United
States domestic issuers.

         EMERGING MARKETS. International Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries.
These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the
Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v)
the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

         Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern
European) countries. To the extent of the Communist Party's influence, investments in

                                       10

such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S.
dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

         AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary
Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign securities, the Equity Funds can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United states for many American Depositary Receipts.
The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. International
Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American
Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

         Certain American Depositary Receipts and European Depositary Receipts,
typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

FOREIGN SECURITIES EXCHANGES

         Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in settlement could result in temporary periods when a portion of the assets of International Fund may be uninvested. In addition, settlement problems could cause International Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for International Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

         International Fund invests in securities which are purchased and sold in foreign currencies. The value of International Fund's assets as measured in
United States dollars therefore may be affected favorably or unfavorably by

                                       11

changes in foreign currency exchange rates and exchange control regulations.
International Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

         International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specified price on a future date agreed upon by the parties. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

         International Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. The
Fund may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency.
The Fund also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold.
International Fund also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.

         Although a foreign currency hedge may be effective in protecting the
International Fund from losses resulting from unfavorable changes in exchange rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Fund's investment sub-advisor's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the investment sub-advisor's view regarding future exchange rates proves to have been incorrect, International Fund may realize losses on its foreign currency transactions.

         As stated above, International Fund may engage in a variety of foreign currency transactions in connection with its investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts are traded directly between currency traders (usually large commercial banks) and their customers. International Fund will not enter into such forward contracts or maintain a net exposure in such contracts where the
Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.
International Fund will comply with applicable SEC announcements requiring it to segregate assets to cover its commitments with respect to such contracts. At the present time, these announcements generally require a fund with a long position in a forward foreign currency contract to segregate cash or liquid high grade debt securities equal to the purchase price of the contract, and require a fund with a short position in a forward foreign currency contract to segregate cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or where the position has been
"covered" by entering into an offsetting position. International Fund generally will not enter into a forward contract with a term longer than one year.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, International Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through investing in forward foreign currency exchange contracts.

                                       12

         FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

         A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect International Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if International
Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the International Fund's gain would be offset in part by the premium paid for the option. Similarly, if International Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES

         A majority of Real Estate Securities Fund's total assets will be invested in securities of real estate investment trusts. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

         REITs generally can be classified as Equity REITs, Mortgage REITs and
Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage
REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although Real Estate
Securities Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

         Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.

         Because Real Estate Securities Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code, or by their failure to maintain an exemption from registration under the 1940 Act.
By investing in REITs indirectly through Real Estate Securities Fund, a shareholder of Real Estate Securities Fund bears not only a proportionate share of the expenses of Real Estate Securities Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

                                       13

MORTGAGE-BACKED SECURITIES

         The Fixed Income Funds may invest in mortgage-backed securities which are Agency Pass-Through Certificates, private pass-through securities and collateralized mortgage obligations ("CMOs"), as described below.

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans.
Distribution of principal and interest on the mortgage loans underlying an
Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the
United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the
United States has discretionary authority to lend funds to FNMA, neither the
United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks.
Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration,
while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through
Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans.
Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of commercial fixed rate, conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii)
protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion.
Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Underlying Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

                                       14

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency
Pass-Through Certificates. The applicable Underlying Funds will invest only in
CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans.
These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another.
For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         o    In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         o    A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         o    An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         o    An interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         o    A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         o    A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases.
The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest

                                       15

rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. None of the applicable Underlying Funds will invest more than 10% of their total fixed income assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities.

ADJUSTABLE RATE MORTGAGE SECURITIES

         The Fixed Income Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMs move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

         ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps,
ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.

ASSET-BACKED SECURITIES

         The Fixed Income Funds may invest in asset-backed securities.
Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

COLLATERALIZED DEBT OBLIGATIONS

         The Fixed Income Funds may invest in Collateralized Debt Obligations
("CDOs"). Similar to CMOs, CDOs are debt obligations typically issued by a private special-purpose entity and collateralized principally by debt securities
(including, for example, high-yield, high-risk bonds, structured finance securities including asset-backed securities, CDOs, mortgage-backed securities and REITs) or corporate loans. The special purpose entity typically issues one or more classes (sometimes referred to as "tranches") of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The tranches of CDOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CDO structure to obtain the desired credit ratings for the most highly rated debt securities issued by the
CDO. The types of credit enhancement used include "internal" credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts, hedges provided by interest rate swaps, and
"external" credit enhancement provided by third parties, principally financial guaranty insurance issued by monoline insurers. Despite this credit enhancement,
CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of lower rated protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. CDOs can be less liquid than other publicly held debt issues, and require additional structural analysis.

                                       16

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

         High Income Bond Fund invests primarily in non-investment grade debt obligations. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." There are no minimum rating requirements for these investments by High Income Bond Fund (which means that the Fund may invest in bonds in default).

         The "equity securities" in which certain Underlying Funds may invest include corporate debt obligations which are convertible into common stock.
These convertible debt obligations may include non-investment grade obligations.

         Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by an Underlying Fund defaulted, the Underlying Fund might incur additional expenses to seek recovery.

         In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for an Underlying Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

         Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of an
Underlying Fund's use of non-investment grade debt obligations may be more dependent on the Advisor's own credit analysis than is the case with investment grade obligations.

BRADY BONDS

         High Income Bond Fund may invest in U.S. dollar-denominated "Brady
Bonds." These foreign debt obligations, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady
Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity.
Those uncollateralized amounts constitute what is called the "residual risk."

         If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

                                       17

U.S. GOVERNMENT SECURITIES

         The U.S. government securities in which the Underlying Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which such Underlying Funds invest principally are:

         o        direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

         o        notes, bonds, and discount notes issued and guaranteed by U.S.
                  government agencies and instrumentalities supported by the full faith and credit of the United States;

         o        notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

         o        notes, bonds, and discount notes of other U.S. government
                  instrumentalities supported only by the credit of the
                  instrumentalities.

         The government securities in which the Underlying Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities such as GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the FNMA or FHLMC are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S.
government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See "--Mortgage-Backed
Securities" above for a description of these securities and the Underlying Funds that may invest in them.

U.S. TREASURY INFLATION-PROTECTION SECURITIES

         To the extent they may invest in fixed-income securities, the
Underlying Funds may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer
Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

ZERO COUPON SECURITIES

         The Fixed Income Funds may invest in zero coupon, fixed income securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while zero coupon securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause an Underlying Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

                                       18

FLOATING RATE CORPORATE DEBT OBLIGATIONS

         The Fixed Income Funds expect to invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Common utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London
Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.

FIXED RATE CORPORATE DEBT OBLIGATIONS

         The Fixed Income Funds will invest in fixed rate debt obligations issued, assumed or guaranteed by corporations, trusts, partnerships, governmental agencies or creators, or other special purpose entities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates.
In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

PARTICIPATION INTERESTS

         High Income Bond Fund may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies.
High Income Bond Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. High Income Bond Fund may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate of interest rate index.
Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by
Moody's, or D by Standard & Poor's.

FIXED INCOME SECURITIES -- EQUITY FUNDS

         The fixed income securities in which the Equity Funds may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "-- Short-Term Investments." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard
& Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the
Equity Funds' investment advisor. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

         In addition, Equity Income Fund may invest up to 25% of its total assets, and each of the other Equity Funds may invest up to 5% of its net assets, in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see "--Debt
Obligations Rated Less Than Investment Grade."

         The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by an Underlying Fund); (ii) credit risk
(the risk that the issuers of debt securities held by an Underlying Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated
maturity, requiring an Underlying Fund to reinvest the prepayment at a lower interest rate).

                                       19

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

         High Income Bond Fund may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by High Income Bond Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause High Income Bond Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

         Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.

PREFERRED STOCK

         The Equity Funds and the Fixed Income Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

         The Fixed Income Funds may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks. Common stocks acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by the Fixed
Income Funds as soon as practicable in an orderly manner.

TRUST PREFERRED SECURITIES

         The Fixed Income Funds may invest in trust preferred securities. Trust preferred securities are preferred securities typically issued by a special purpose trust subsidiary and backed by subordinated debt of that subsidiary's parent corporation. Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date with an onerous interest rate adjustment if not called on the first call date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. See "Taxation." Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

LOAN PARTICIPATIONS; SECTION 4(2) AND RULE 144A SECURITIES

         The loan participation interests in which Prime Obligations Fund may invest represent pro rata undivided interests in an underlying bank loan.
Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. Loan participation interests that can be sold within a seven-day period are deemed by the Underlying Fund's investment advisor to be liquid investments. If a loan participation interest is restricted from being sold within a seven-day period, then it will be limited, together with other illiquid investments, to not more than 10% of Prime Obligations Fund's net assets. Commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the
Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant

                                       20

to Rule 144A under the Securities Act of 1933 meet the criteria for liquidity established by the Board of Directors are deemed to be liquid. Consequently,
Prime Obligations Fund does not intend to subject such securities to the limitation applicable to illiquid securities.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on
Prime Obligation Fund's investment securities. Although each investment security, at the time it is purchased, must meet Prime Obligations Fund's creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when Prime Obligations Fund's investment advisor, through yield and credit analysis, deems that credit enhancement of certain of Prime Obligations Fund's securities is advisable.

MONEY MARKET FUNDS

         When an Underlying Fund is permitted to invest a portion of its assets in securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (i.e., in money market funds), the other funds in which it is permitted to invest include money market funds advised by the Underlying Fund's investment advisor. Investments by the
Underlying Funds in money market funds advised by such advisor are subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto. Where Prime Obligations Fund invests in other money market funds, the permitted investments of such other money market funds must constitute permitted investments of Prime Obligations Fund.

                 INVESTMENT RESTRICTIONS OF THE UNDERLYING FUNDS

RESTRICTIONS APPLICABLE TO THE UNDERLYING FUNDS OTHER THAN PRIME OBLIGATIONS
FUND

         In addition to the investment objectives and policies set forth in the
Prospectus and under the caption "Additional Information Concerning Investments by the Funds and the Underlying Funds" above, each of the Underlying Funds that is a series of FAIF is subject to the investment restrictions set forth below.
The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to an Underlying Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

         None of the Funds will:

         1.       Concentrate its investments in a particular industry, except that each Fund with one or more industry concentration implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is
                  concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.*

         2.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3.       Purchase physical commodities or contracts relating to
                  physical commodities.

         4.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

                                       21

         6.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

----------------------
* According to the present interpretation by the Securities and Exchange
Commission, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry.

The following restrictions are non-fundamental and may be changed by FAIF's
Board of Directors without a shareholder vote:

         None of the Funds will:

         1.       Invest more than 15% of its net assets in all forms of
                  illiquid investments.

         2.       Borrow money in an amount exceeding 10% of the borrowing
                  Fund's total assets, except that High Income Bond Fund may borrow up to one-third of its total assets and pledge up to
                  15% of its total assets to secure such borrowings. None of the
                  Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its
                  borrowings exceed 5% of total assets.

         3.       Make short sales of securities.

         4.       Lend portfolio securities representing in excess of one-third of the value of their total assets.

         The Board of Directors has adopted guidelines and procedures under which the Underlying Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid"
and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii)
commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floaters and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv)
municipal leases and securities that represent interests in municipal leases.

         For determining compliance with its investment restriction relating to industry concentration, each Underlying Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as "Money Store 94-D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal
Finance Companies -- Automobile. Similarly, an asset-backed security known as
"Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows:
the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks --
Automobile. Thus, an issuer or sponsor may be included in more than one
"industry" classification, as may a particular type of collateral.

RESTRICTIONS APPLICABLE TO PRIME OBLIGATIONS FUND

In addition to the investment objectives and policies set forth in the
Prospectus and under the caption "Additional Information Concerning Investments by the Funds and the Underlying Funds" above, Prime Obligations Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of Prime
Obligations Fund as defined in the 1940 Act, i.e., by the lesser of the vote of
(a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50%
of

                                       22

the outstanding shares of the Fund. The investment restrictions set forth in paragraphs 7 and 8 below are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Fund will not:

         1.       Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of
                  obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions , are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2.       Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3.       Purchase physical commodities or contracts relating to
                  physical commodities.

         4.       Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5.       Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of
                  portfolio securities, it may be deemed an underwriter under applicable laws.

         6.       Make loans except as permitted under the 1940 Act, as
                  interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restrictions are non-fundamental and may be changed by
FAF's Board of Directors without shareholder vote.

         The Fund will not:

         1. Sell securities short.

         2. Invest more than 10% of its net assets in illiquid securities.

         In connection with Prime Obligations Fund's purchase of variable rate certificates of deposit ("CDs"), it may enter into agreements with banks or dealers allowing Prime Obligations Fund to resell the certificates to the bank or dealer, at Prime Obligations Fund's option. Time deposits which may be purchased by Prime Obligations Fund are deposits held in foreign branches of
United States banks which have a specified term or maturity. Prime Obligations
Fund purchases CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit
Insurance Corporation ("FDIC"), and whose deposits are insured by either the
Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because Prime Obligations Fund purchases large denomination CDs, it does not expect to benefit materially from such insurance. The policies described in this paragraph are non-fundamental and may be changed by FAF's Board of Directors.

         In addition, Prime Obligations Fund is subject to the provisions of
Rule 2a-7 under the 1940 Act, which require, among other things, that the Fund invest exclusively in securities that mature within 397 days from the date of purchase as determined pursuant to Rule 2a-7, that it maintains an average weighted maturity of not more than 90 days, and that it invests only in United
States dollar-denominated investments that meet specified credit quality standards.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FASF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FASF's Board of Directors is generally responsible for the overall operation and management of FASF.

                                       23

INDEPENDENT DIRECTORS

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                          NUMBER OF
 NAME, ADDRESS,                                                                         PORTFOLIOS IN        OTHER
  AND YEAR OF     POSITION(S)     TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
     BIRTH           HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS            DIRECTOR        DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

Benjamin R.       Director    Term expiring earlier    Senior Financial Advisor,      First American      None
Field III,                    of death, resignation,   Bemis Company, Inc. since      Funds Complex:
800 Nicollet                  removal,                 2002; Senior Vice President,   twelve registered
Mall,                         disqualification, or     Chief Financial Officer and    investment
Minneapolis, MN               successor duly elected   Treasurer, Bemis, through      companies,
55402                         and qualified.           2002                           including 61
(1939)                        Director of FASF since                                  portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Mickey P. Foret,  Director    Term expiring earlier    Consultant to Northwest        First American      ADC Telecom-
800 Nicollet                  of death, resignation,   Airlines, Inc. since 2002;     Funds Complex:      munications,
Mall,                         removal,                 Executive Vice President and   twelve registered   Inc.; URS
Minneapolis, MN               disqualification, or     Chief Financial Officer,       investment          Corporation;
55402                         successor duly elected   Northwest Airlines, through    companies,          Champion
(1946)                        and qualified.           2002                           including 61        Airlines,
                              Director of FASF since                                  portfolios          Inc.
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Vice President, Cargo -        First American      None
Gibson, 800                   of death, resignation,   United Airlines, since July    Funds Complex:
Nicollet Mall,                removal,                 2001; Vice President, North    twelve registered
Minneapolis, MN               disqualification, or     America-Mountain Region for    investment
55402  (1946)                 successor duly elected   United Airlines (1995-2001)    companies,
                              and qualified.                                          including 61
                              Director of FASF since                                  portfolios
                              October 1997
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Victoria J.       Director    Term expiring earlier    Investment consultant and      First American      None
Herget,                       of death, resignation,   non-profit board member        Funds Complex:
800 Nicollet                  removal,                 since 2001; Managing           twelve registered
Mall,                         disqualification, or     Director of Zurich Scudder     investment
Minneapolis, MN               successor duly elected   Investments through 2001       companies,
55402                         and qualified.                                          including 61
(1952)                        Director of FASF since                                  portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American      None
Kedrowski,                    of death, resignation,   Management Consulting, Inc.,   Funds Complex:
800 Nicollet                  removal,                 a management consulting        twelve registered
Mall,                         disqualification, or     firm; Board member, GC         investment
Minneapolis, MN               successor duly elected   McGuiggan Corporation (DBA     companies,
55402                         and qualified.           Smyth Companies), a label      including 61
(1941)                        Director of FASF since   printer; former Chief          portfolios
                              November 1996            Executive Officer, Creative
                                                       Promotions International,
                                                       LLC, a promotional award
                                                       programs and products
                                                       company, through October
                                                       2003; Advisory Board Member,
                                                       Designer Doors, a
                                                       manufacturer of designer
                                                       doors, through 2002; acted
                                                       as CEO of Graphics Unlimited
                                                       through 1998
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Richard K.        Director    Term expiring earlier    Retired; Director, President   First American      None
Riederer,                     of death, resignation,   and Chief Executive Officer,   Funds Complex:
800 Nicollet                  removal,                 Weirton Steel through 2001     twelve registered
Mall,                         disqualification, or                                    investment
Minneapolis, MN               successor duly elected                                  companies,
55402                         and qualified.                                          including 61
(1944)                        Director of FASF since                                  portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                       24

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                          NUMBER OF
 NAME, ADDRESS,                                                                         PORTFOLIOS IN        OTHER
  AND YEAR OF     POSITION(S)     TERM OF OFFICE                                         FUND COMPLEX     DIRECTORSHIPS
     BIRTH           HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN BY        HELD BY
                  WITH FUND         TIME SERVED             DURING PAST 5 YEARS            DIRECTOR        DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Owner and President,           First American      None
Strauss,                      of death, resignation,   Excensus(TM)LLC, a consulting  Funds Complex:
800 Nicollet                  removal,                 firm, since 2001; Owner and    twelve registered
Mall,                         disqualification, or     President, Strauss             investment
Minneapolis, MN               successor duly elected   Management Company,  a         companies,
55402                         and qualified.           Minnesota holding company      including 61
(1940)                        Director of FASF since   for various organizational     portfolios
                              September 1996           management business
                                                       ventures; Owner, Chairman
                                                       and Chief Executive Officer,
                                                       Community Resource
                                                       Partnerships, Inc., a
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations
                                                       organization; attorney at law
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Virginia L.       Chair;      Chair term three         Owner and President,           First American      None
Stringer,         Director    years.  Director term    Strategic Management           Funds Complex:
800 Nicollet                  expiring earlier of      Resources, Inc.,  a            twelve registered
Mall,                         death, resignation,      management consulting firm;    investment
Minneapolis, MN               removal,                 Executive Consultant for       companies,
55402                         disqualification, or     State Farm Insurance Company   including 61
(1944)                        successor duly elected                                  portfolios
                              and qualified. Chair
                              of FASF's Board since
                              September 1997;
                              Director of FASF since
                              September 1996
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American      None
800 Nicollet                  of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Mall,                         removal,                 company, since 1999            twelve registered
Minneapolis, MN               disqualification, or                                    investment
55402                         successor duly elected                                  companies,
(1943)                        and qualified.                                          including 61
                              Director of FASF since                                  portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

*   Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

OFFICERS

----------------------- ----------------- -------------------- --------------------------------------------------------
  NAME, ADDRESS, AND    POSITION(S) HELD    TERM OF OFFICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    YEAR OF BIRTH          WITH FUND         AND LENGTH OF
                                              TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------

Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FASF    Officer of First American Asset Management from
Inc., 800 Nicollet                        since February       December 2000 through May 2001 and of Firstar
Mall, Minneapolis,                        2001                 Investment & Research Management Company from February
Minnesota 55402                                                2001 through May 2001; Senior Managing Director and
(1962) *                                                       Head of Equity Research of U.S. Bancorp Piper Jaffray
                                                               from October 1998 through December 2000; prior to
                                                               October 1988, Senior Airline Analyst and a Director in
                                                               the Research Department, Credit Suisse First Boston
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Mark S. Jordahl,        Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc. 800                      Vice President  -    Chief Investment Officer, ING Investment Management -
Nicollet Mall,                            Investments of       Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              FASF since           President and Chief Investment Officer, ReliaStar
Minnesota 55402                           September 2001       Financial Corp. (January 1998 to September 2000)
(1960) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------

                                       25

----------------------- ----------------- -------------------- --------------------------------------------------------
  NAME, ADDRESS, AND    POSITION(S) HELD    TERM OF OFFICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
    YEAR OF BIRTH          WITH FUND         AND LENGTH OF
                                              TIME SERVED
----------------------- ----------------- -------------------- --------------------------------------------------------

Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; prior thereto, Senior Vice President
Management, Inc. 800                      Vice President -     of First American Asset Management
Nicollet Mall,                            Administration of
Minneapolis,                              FASF since March
Minnesota 55402                           2000
(1956) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Joseph M. Ulrey III,    Treasurer         Re-elected by the    Senior Managing Director, Fund Treasury, since
U.S. Bancorp Asset                        Board annually;      December 2003 and Senior Managing Director, Risk
Management, Inc. 800                      Treasurer of FASF    Management and Quantitative Analysis, since May 2001,
Nicollet Mall,                            since December 2003  U.S. Bancorp Asset Management, Inc.; from May 2001
Minneapolis,                                                   through December 2001, Senior Managing Director,
Minnesota 55402                                                Securities Lending and Money Market Funds, U.S.
(1958) *                                                       Bancorp Asset Management, Inc.; prior thereto, Senior
                                                               Managing Director, Securities Lending and Money Market
                                                               Funds, First American Asset Management
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James D. Alt,           Secretary         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth Street,                    Board annually;      law firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FASF
Minnesota 55402 (1951)                    from September
                                          1998 through June
                                          2002. Secretary of
                                          FASF since June
                                          2002.
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Michael J. Radmer,      Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth Street,  Secretary         Board annually;      law firm
Suite 1500,                               Assistant
Minneapolis,                              Secretary of FASF
Minnesota 55402 (1945)                    since March 2000;
                                          Secretary of FASF
                                          from September
                                          1999 through March
                                          2000
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Kathleen L.             Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
Prudhomme,              Secretary         Board annually;      law firm
50 South Sixth Street,                    Assistant
Suite 1500, Minneapolis,                  Secretary of FASF
Minnesota 55402 (1953)                    since September
                                          1998
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James R. Arnold,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 Michigan Street,    Secretary         Board annually;      March 2002; Senior Administration Services Manager,
Milwaukee, WI 53202                       Assistant            UMB Fund Services, Inc. through March 2002
(1957) *                                  Secretary of FASF
                                          since September
                                          June 2003
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Richard J. Ertel,       Assistant         Re-elected by the    Disclosure Counsel, U.S. Bancorp Asset Management,
U.S. Bancorp Asset      Secretary         Board annually;      Inc. since May 2003; Associate Counsel, Hartford Life
Management, Inc., 800                     Assistant            and Accident Insurance Company from April 2001 through
Nicollet Mall,                            Secretary of FASF    May 2003; Attorney and Law Clerk, Fortis Financial
Minneapolis, MN 55402                     since September      Group, through March 2001
(1967) *                                  June 2003
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess,     Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan      Secretary         Board annually;      November 2002; prior thereto, Assistant Vice
Street,                                Assistant            President, Fund Compliance Administrator, U.S. Bancorp
Milwaukee, WI 53202                    Secretary of FASF    Fund Services LLC
(1967) *                               since September
                                       2001
----------------------- ----------------- -------------------- --------------------------------------------------------

                                       26

*    Messrs. Schreier, Jordahl, Wilson, Ulrey and Ertel are each officers of
U.S. Bancorp Asset Management, Inc., which serves as investment adviser for
FAIF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for
FAIF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FASF Board of
Directors: Audit Committee, Pricing Committee and Nominating Committee.

---------------- ------------------------------------------------ ---------------------------- ------------------------
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS       NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING LAST
                                                                                                     FISCAL YEAR
---------------- ------------------------------------------------ ---------------------------- ------------------------

Audit Committee  The Committee will recommend annually to the      Leonard Kedrowski (Chair)             11
                 Board of Directors a firm of independent               Benjamin Field
                 certified public accountants to audit the               Mickey Foret
                 books and records of the funds for the ensuing        Virginia Stringer
                 year. In connection therewith, the Committee
                 (ex-officio) will monitor that firm's
                 performance, including a review of each audit
                 and review of fees paid, confer with that firm
                 as to the funds' financial statements and
                 internal controls, evaluate the firm's
                 independence, review procedures to safeguard
                 portfolio securities, review the purchase by
                 the funds from the firm of nonaudit services,
                 facilitate communications with management and
                 service providers and review funds' back-up
                 procedures and disaster recovery plans.
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)                7
Committee        portfolio securities for which market                  Victoria Herget
                 quotations are not readily available, pursuant           James Wade
                 to procedures established by the Board of             Virginia Stringer
                 Directors.                                              (ex-officio)
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Nominating       The Committee is responsible for recommending     Richard Riederer (Chair)               3
Committee        to the Board of Directors (1) nominees for              Roger Gibson
                 election as directors, (2) a successor to the          Victoria Herget
                 Chair when a vacancy occurs, and (3)                   Virginia Stringer
                 compensation plans and arrangements for the
                 (ex-officio) directors; and reviewing with the
                 Chair, the Chair's recommended Committee
                 assignments. The Committee does not consider
                 nominees recommended by shareholders.
---------------- ------------------------------------------------ ---------------------------- ------------------------

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i)
each Director's beneficial ownership in FASF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

-------------------------- ------------------------------------------- ------------------------------------------------
NAME OF DIRECTOR           DOLLAR RANGE OF EQUITY SECURITIES IN FAIF   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                              THE FIRST AMERICAN FUNDS COMPLEX*
-------------------------- ------------------------------------------- ------------------------------------------------

Benjamin Field                                 $0                                            $0
-------------------------- ------------------------------------------- ------------------------------------------------
Mickey Foret                                   $0                                            $0
-------------------------- ------------------------------------------- ------------------------------------------------
Leonard Kedrowski                      $50,001 - $100,000                               Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
Roger Gibson                              $1 - $10,000                                 $10,001-$50,000
-------------------------- ------------------------------------------- ------------------------------------------------
Victoria Herget                                $0                                            $0
-------------------------- ------------------------------------------- ------------------------------------------------
Joseph Strauss                            $1 - $10,000                                  Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
Richard Riederer                          $1 - $10,000                                $50,001-$100,000
-------------------------- ------------------------------------------- ------------------------------------------------
Virginia Stringer                        Over $100,000                                  Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------
James Wade                             $10,001 - $50,000                                Over $100,000
-------------------------- ------------------------------------------- ------------------------------------------------

*    The dollar range disclosed is based on the value of the securities as of
December 31, 2003.

         As of December 31, 2003, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person
(other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

                                       27

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 4, 2003. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to each Fund:

         o        the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund
                  (which the Board believed are comprehensive in light of the nature of the Funds);

         o        the structure and rate of the fees charged by the Advisor
                  under the Advisory Agreement (both before and after fee
                  waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors (with the Board believing that the Funds' fees are reasonable);

         o        the historical profitability of the Advisory Agreement to the
                  Advisor with respect to the Fund (which the Board believed to be reasonable in light of the services provided), and the
                  other benefits that may be received by the Advisor or its
                  affiliates in providing services to the Fund (including soft dollar benefits received by the Advisor in addition to its investment advisory fee);

         o        the total fees and expenses paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors (with the Board believing that the
                  Funds' total fees and expenses are reasonable);

         o        the historical investment performance of the Fund, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more
                  unmanaged "benchmark" indices for the Fund;

         o        information and reports concerning the management and
                  performance of each Fund which were provided to the Board on a regular basis throughout the course of the year;

         o        an in-depth review of strategies and performance which the
                  Board performs with respect to each Fund at least annually;

         o        with respect to those Funds which had significantly
                  underperformed their peers or benchmarks on a one-year,
                  three-year, or five-year basis, the reasons for such
                  underperformance, the steps taken by the Advisor to improve the performance of such Funds, and the changes in performance of such Funds; and

         o        the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Fund, and the ability of the Advisor to continue to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

         The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

         The Board of Directors was led in its review and deliberations by James
M. Wade, a "disinterested" director of the Funds whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of each Fund. The Board also performed a similar, but less extensive, analysis of each sub-advisory agreement with respect to the Funds and found in the exercise of its business judgment that the terms of each such agreement are fair and reasonable and in the best interest of shareholders of the relevant Funds. No single factor or group of factors was deemed to be determinative by the Board in making these judgments.
Instead, the Board based its decisions on the totality of the information which it requested and reviewed.

                                       28

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF,
FAIP and the FACEF, currently pays only directors of the funds who are not paid employees or affiliates of the funds, a fee of $40,000 per year ($60,000 in the case of the Chair) plus $10,000 ($15,000 in the case of the Chair) per meeting of the Board attended and $2,500 per Nominating Committee or Audit Committee
meeting attended ($3,750 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board meetings, each participating director receives a fee of $5,000
($7,500 in the case of the Chair), and in the event of telephonic Nominating or
Audit Committee meetings, each participating director receives a fee of $1,250
($1,875 in the case of the committee chair). In addition, directors may receive a per diem fee of $2,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $2,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or
Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer, and Kathleen
L. Prudhomme, Assistant Secretaries of FAIF, FAF, FASF, FAIP and FACEF, are
partners.

         The following table sets forth information concerning aggregate compensation paid to each director of FASF (i) by FASF (column 2), and (ii) by
FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2003. No executive officer or affiliated person of FASF received any compensation from FASF in excess of $60,000 during such fiscal year:

----------------------------------- ------------------ --------------------- -------------------- ----------------------

                                    AGGREGATE          PENSION OR                                 TOTAL COMPENSATION
                                    COMPENSATION       RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM REGISTRANT AND
NAME OF PERSON, POSITION            FROM               ACCRUED AS PART OF    BENEFITS UPON        FUND COMPLEX PAID TO
                                    REGISTRANT (1)     FUND EXPENSES         RETIREMENT           DIRECTORS (2)
----------------------------------- ------------------ --------------------- -------------------- ----------------------

Benjamin R. Field III, Director          $   81               -0-                   -0-                $10,000
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Mickey P. Foret, Director                    81               -0-                   -0-                 10,000
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Roger A. Gibson, Director                   957               -0-                   -0-                126,250
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Victoria J. Herget, Director                 91               -0-                   -0-                 11,250
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Leonard W. Kedrowski, Director            1,124               -0-                   -0-                159,000
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Richard K. Riederer, Director             1,202               -0-                   -0-                148,500
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Joseph D. Strauss, Director                 895               -0-                   -0-                110,625
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Virginia L. Stringer, Director &          1,536               -0-                   -0-                189,750
Chair
----------------------------------- ------------------ --------------------- -------------------- ----------------------
James M. Wade, Director                     890               -0-                   -0-                110,000
----------------------------------- ------------------ --------------------- -------------------- ----------------------

(1)      Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $446; and Leonard W.
         Kedrowski, $1,124.

(2)      Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger
         A. Gibson, $63,125; and Leonard W. Kedrowski, $159,000.
----------------------

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the
Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years.
The Plan will remain unfunded for federal income tax purposes under the Internal
Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

SALES LOADS

         Purchases of the Fund's Class A Shares by the Advisor, any Sub-Advisor,
any of their affiliates, or any of their or FASF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FASF's counsel, and members of their

                                       29

immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge.

                                 CODE OF ETHICS

         First American Strategy Funds, Inc., U.S. Bancorp Asset Management,
Inc., Clay Finlay Inc. and Quasar Distributors, LLC have each adopted a Code of
Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchase or held by the Funds. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange
Commission.

                              PROXY VOTING POLICIES

GENERAL PRINCIPLES

         The Advisor is the investment manager for the First American family of mutual funds and for other separately managed accounts. As such, the Advisor has been delegated the authority to vote proxies with respect to the investments held in client accounts, unless the client has specifically retained such authority in writing. It is the advisor's duty to vote proxies in the best interests of clients in a timely and responsive manner. In voting proxies, the
Advisor also seeks to maximize total investment return for clients.

         The Advisor's Investment Policy Committee, comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1)
approving the proxy voting policies and procedures, (2) for overseeing the proxy voting process, and (3) for reviewing the proxy voting record on a regular basis.

POLICIES AND PROCEDURES

         Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of
ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth the advisor's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is attached. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, the Advisor maintains the fiduciary responsibility for all proxy voting decisions. In extraordinary situations, the Investment Policy Committee may decide to override a standard policy position for a particular vote, depending on the specific factual circumstances.

         Procedures. Responsibility for certain administrative aspects of proxy voting rests with the Advisor's Proxy Voting Administration Committee, which reports to the Investment Policy Committee. The Proxy Voting Administration
Committee also supervises the relationship with two outside firms that assist with the process, ISS and ADP Financial Services. These firms apprise of shareholder meeting dates, forward proxy voting materials, provide the Advisor with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as the Advisor's proxy voting record keeper and generates reports on how proxies were voted.

         Conflicts of Interest. As an affiliate of U.S. Bancorp, currently the eighth largest financial services holding company in the United States, the
Advisor recognizes that there are numerous situations wherein it may have a theoretical or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S.
Bancorp enterprise and its employees that could give rise to conflicts of interest.

         Although the Advisor strongly believes that, regardless of such real or theoretical conflicts of interest, it would always vote proxies in its clients'
best interests, by adopting ISS's policies and generally deferring to ISS's recommendations, the Advisor believes the risk related to conflicts will be minimized.

                                       30

         To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the theoretical and actual conflicts of interest the proxy voting service may face.

         In the event an extraordinary situation arises in which (1) the
Investment Policy Committee determines it is necessary in clients' best interests to override a standard policy or (2) it is determined that ISS faces a material conflict of interest with respect to a specific vote, the Investment
Policy Committee will direct ISS how to vote. Before doing so, however, the
Proxy Voting Administration Committee will confirm that the Advisor and the
Investment Policy Committee face no material conflicts of the nature discussed above.

         If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

         o        Obtaining instructions from the affected clients on how to vote the proxy;

         o        Disclosing the conflict to the affected clients and seeking their consent to permit the Advisor to vote the proxy;

         o        Voting in proportion to the other shareholders;

         o        Recusing an Investment Policy Committee member from all
                  discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or

         o        Following the recommendation of a different independent third party.

         In addition to all of the above, members of the Investment Policy
Committee and the Proxy Voting Administration Committee must notify the
Advisor's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how the Advisor should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the Advisor's Chief Executive Officer and the
General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the
U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of clients.

REVIEW AND REPORTS

         On a calendar quarterly basis, the Proxy Voting Administration
Committee will review the proxy voting record to assess a number of matters, including the following:

         o        Whether proxy statements were timely forwarded to ISS;

         o        Whether proxy votes were cast on a timely basis;

         o        Whether proxy votes were cast consistent with the policies;
                  and

         o        Where the guidelines were overridden, whether such vote was communicated to ISS in a timely manner and voted consistent with the communication.

         The Proxy Voting Administration Committee will prepare a report on this review for submission to the Investment Policy Committee. Such report will also review all identified conflicts and how they were addressed during the quarter.

         The Investment Policy Committee, on a calendar quarterly basis, will review the report of the Proxy Voting Administration Committee, as well as ISS's proxy voting policies and conflict of interest policies. The purpose of this review is to ensure the Advisor is voting proxies in a timely and responsive manner in the best interests of clients. With respect to the review of votes cast on behalf of investments by the First American family of mutual funds, such review will also be reported to the independent Board of Directors of the First
American Funds.

         The actual proxy voting records of the First American Funds will be filed with the U.S. Securities Exchange Commission and will be available to shareholders after June 30, 2004. Such records will be available on the First
American Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov.

                                       31

         The Advisor's separately managed account clients should contact their relationship manager for more information on the Advisor's policies and the proxy voting record for their account.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.       AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

o        An auditor has a financial interest in or association with the company, and is therefore not independent
o        Fees for non-audit services are excessive, or
o        There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

         Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

                                       32

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a
CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a

                                       33

comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by
ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o        It is intended for financing purposes with minimal or no dilution to current shareholders
o        It is not designed to preserve the voting power of an insider or significant shareholder

9.       EXECUTIVE AND DIRECTOR COMPENSATION

         Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders'
equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power.
Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

                                       34

o        Purchase price is at least 85 percent of fair market value
o        Offering period is 27 months or less, and
o        Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall,
Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet
Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years.
U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall,
Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the
Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2003, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $189 billion, consolidated deposits of
$119 billion and shareholders' equity of $19.2 billion.

         Pursuant to an Investment Advisory Agreement dated as of October 1,
1996 (the "Advisory Agreement"), the Funds engaged U.S. Bank, through its First
American Asset Management division ("FAAM"), to act as investment advisor for, and to manage the investment of, the Funds' assets. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory
Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.25% of the Fund's average daily net assets.

         The Advisory Agreement requires the Advisor to provide FASF with all necessary office space, personnel and facilities necessary and incident to the
Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FASF and the officers and directors of FASF, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services.
Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FASF may have an obligation to indemnify its directors and officers with respect to such litigation. The
Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the
Board of Directors or the investment objectives and policies of the Funds. The
Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory
Agreement by the Advisor.

                                       35

         The Advisor may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the
Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The following table sets forth total advisory fees before waivers and after waivers for each of the Funds for the fiscal years ended September 30,
2001, September 30, 2002 and September 30, 2003:

                                       FISCAL YEAR ENDED                FISCAL YEAR ENDED                FISCAL YEAR ENDED
                                       SEPTEMBER 30, 2001               SEPTEMBER 30, 2002               SEPTEMBER 30, 2003
                                       ------------------               ------------------               ------------------

                                   ADVISORY FEE    ADVISORY FEE    ADVISORY FEE   ADVISORY FEE     ADVISORY FEE      ADVISORY FEE
                                  BEFORE WAIVERS   AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS   BEFORE WAIVERS     AFTER WAIVERS
                                  --------------   -------------  --------------  -------------   --------------     -------------

Aggressive Allocation Fund         $  259,950          $ 0*        $  240,421        $  0**         $  227,850         $  0**
Growth Allocation Fund                328,131            0*           314,128           0**            292,323            0**
Growth & Income Allocation Fund       555,582            0*           519,335           0**            572,449            0**
Income Allocation Fund                129,434            0*           117,678           0**            142,273            0**

----------
*        Advisory fees for the period were voluntarily waived by the Advisor. In addition, the Advisor reimbursed the Funds additional amounts during this period to comply with total fund operating expense limitations as previously agreed upon by the Funds and the Advisor.
**       Advisory and certain other fees for the period were waived by the
         Advisor to comply with total operating expense limitations that were contractually agreed upon by the Funds and the Advisor.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC
("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the
"Administrators"), serve as co-Administrators pursuant to a Co-Administration
Agreement between the Administrators and the Funds, dated as of October 1, 2001
("Co-Administration Agreement"). The Administrators will provide administration services to the Fund and serve as the Funds' Administrators. U.S. Bancorp Fund
Services is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement,
the Administrators provide, or compensate others to provide, services to the
Funds. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the
Co-Administration Agreement, USBFS will also serve as each Fund's transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Funds pay annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account, closed account fees of $3.50 per account, and Individual
Retirement Account fees of $15 per account.

         Between January 1, 2000 and September 30, 2001 U.S. Bank served as the sole administrator for the Funds. The Funds paid U.S. Bank fees which were calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. In addition, the Funds paid U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and
Individual Retirement Account fees of $15 per account.

         The following table sets forth total administrative fees (including fund accounting fees), after waivers, paid by each of the Funds listed below to
U.S. Bank, U.S. Bancorp Asset Management and USBFS, as applicable, for the fiscal years ended September 30, 2001, September 30, 2002 and September 30,
2003:

                                       36

                                  FISCAL YEAR ENDED       FISCAL YEAR ENDED      FISCAL YEAR ENDED
                                 SEPTEMBER 30, 2001      SEPTEMBER 30, 2002     SEPTEMBER 30, 2003
                                 ------------------      ------------------     ------------------

Aggressive Allocation Fund            $  113,134            $  209,188               $  317,999
Growth Allocation Fund                   142,788               273,348                  407,901
Growth & Income Allocation Fund          241,768               451,673                  797,933
Income Allocation Fund                    56,374               102,404                  198,366

DISTRIBUTOR

         Quasar Distributors, LLC (the "Distributor") serves as the distributor for the Funds' shares. The Distributor is a wholly-owned subsidiary of U.S.
Bancorp. Prior to October 1, 2001, SEI Investments Distribution Co., served as the distributor of the Funds.

         The Distributor serves as distributor for the Class A, Class S and
Class Y Shares pursuant to a Distribution Agreement dated October 1, 2001 (the
"Distribution Agreement") between itself and the Funds, as distributor for the
Class B Shares pursuant to a Distribution and Service Agreement dated October 1,
2001, (the "Class B Distribution and Service Agreement") between itself and the
Funds, and as distributor for the Class C Shares pursuant to a Distribution and
Service Agreement dated October 1, 2001 ("Class C Distribution and Service
Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A, Class B and
Class C Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating
Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services. U.S. Bancorp Investment
Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is one of the Participating Institutions.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A
Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the
Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares for that month.

         The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B
Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B
Shares.

         The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C
Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C
Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The
Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class S Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of Class S Shares.
The fee may be used by the Distributor to provide compensation for shareholder

                                       37

servicing activities with respect to the Class S Shares. This fee is calculated and paid each month based on average daily net assets of the Class S Shares.

         The Distributor receives no compensation for distribution of the Class
S or the Class Y Shares, although the Distributor receives fees for providing shareholder services to beneficial owners of Class S shares, as described below.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FASF and by the vote of the majority of those
Board members of FASF who are not interested persons of FASF and who have no direct or indirect financial interest in the operation of FASF's Rule 12b-1
Plans of Distribution or in any agreement related to such plans.

         The following tables set forth the amount of underwriting commissions paid by certain Funds and the amount of such commissions retained by the principal underwriter (Quasar or SEI Investments Distribution Co., as applicable), during the fiscal years/periods ended September 30, 2001, September
30, 2002 and September 30, 2003:

                                                           TOTAL UNDERWRITING COMMISSIONS

                                 FISCAL YEAR/PERIOD ENDED     FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED
                                    SEPTEMBER 30, 2001            SEPTEMBER 30, 2002         SEPTEMBER 30, 2003

Aggressive Allocation Fund            $    55,273                  $   52,492                $     37,606
Growth Allocation Fund                     62,214                      84,622                      69,042
Growth & Income Allocation Fund            59,452                      97,921                     337,073
Income Allocation Fund                     13,771                      19,442                      53,009

                                       UNDERWRITING COMMISSIONS RETAINED BY THE CURRENT UNDERWRITER

                                         FISCAL YEAR/PERIOD ENDED    FISCAL YEAR/PERIOD ENDED
                                             SEPTEMBER 30, 2002         SEPTEMBER 30, 2003

Aggressive Allocation Fund                       $ 4,215                   $   5,239
Growth Allocation Fund                             5,008                       7,580
Growth & Income Allocation Fund                5,611                     248,502
Income Allocation Fund                             1,082                       4,710

         The Distributor received the following compensation from the Funds during the Funds' most recent fiscal year:

                                  NET UNDERWRITING     COMPENSATION ON     BROKERAGE        OTHER
                                    DISCOUNTS AND      REDEMPTIONS AND    COMMISSIONS   COMPENSATION*
                                     COMMISSIONS         REPURCHASES

Aggressive Allocation Fund           $    5,239            $  5,061            --              --
Growth Allocation Fund                    7,580               1,185            --              --
Growth & Income Allocation Fund         248,502               2,738            --              --
Income Allocation Fund                    4,710               5,799            --              --

----------
*        As disclosed below, the Funds also paid fees to the Distributor under
         FASF's Rule 12b-1 Plans and under the Shareholder Service Plan and
         Agreement between FASF and the Distributor. None of those fees were retained by the Distributor. The Distributor is compensated under a separate arrangement from fees earned by U.S. Bancorp Fund Services,
         LLC, as part of the Funds' Co-Administration Agreement.

         FASF has entered into a Shareholder Service Plan and Agreement with the
Distributor, under which the Distributor has agreed to provide FASF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FASF, one or more specified shareholder services to beneficial owners of Class S Shares. The Distributor has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Class S Shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay the
Distributor a fee at an annual rate of 0.25% of the average net asset value of the Class S Shares, computed daily and paid monthly. The Distributor is to pay any shareholder service providers with which it enters into written agreements out of this amount.

                                       38

         The following tables set forth the total shareholder servicing fees, after waivers, paid by Class S shares of the Funds listed below for the fiscal years ended September 30, 2001, September 30, 2002 and September 30, 2003:

                                                                     CLASS S SHARES
                                                                     --------------
                                                               SHAREHOLDER SERVICING FEES

                                       FISCAL YEAR ENDED          FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                      SEPTEMBER 30, 2001         SEPTEMBER 30, 2002        SEPTEMBER 30, 2003
                                      ------------------         ------------------        ------------------

Aggressive Allocation Fund (1)              $  255,608                     $862                   $2,665
Growth Allocation Fund (1)                     322,479                      675                    4,994
Growth & Income Allocation Fund (1)            545,884                      619                    7,429
Income Allocation Fund (1)                     126,608                      476                    2,161

----------
(1)      Prior to September 24, 2001, Class S Shares were known as the Class A
         Shares and were the only class of Shares.

         FASF has also adopted Plans of Distribution with respect to the Class
A, Class B and Class C Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C
Shares. Each of the Plans is a "compensation-type" plan under which the
Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee.
The distribution fees under each of the plans are used for sole-primary purpose of compensating broker-dealers for their sales of the Funds. The Class B and C
Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the
Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B and Class C
Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the
Administrator, or the Advisor at any time.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid by each class of the Funds listed below for each of the Funds for the fiscal years ended September 30, 2001, September 30, 2002 and September 30,
2003:

                                       FISCAL YEAR ENDED SEPTEMBER 30, 2001
                                       ------------------------------------

                                     CLASS A        CLASS B *       CLASS C *
                                     -------        ---------       ---------
Aggressive Allocation Fund           $4,378            N/A             N/A
Growth Allocation Fund                5,650            N/A             N/A
Growth & Income Allocation Fund       9,698            N/A             N/A
Income Allocation Fund                2,178            N/A             N/A

                                     FISCAL YEAR ENDED SEPTEMBER 30, 2002
                                     ------------------------------------

                                     CLASS A        CLASS B         CLASS C
                                     -------        -------         -------

Aggressive Allocation Fund          $200,452        $1,902          $1,793
Growth Allocation Fund               266,618        14,224          14,224
Growth & Income Allocation Fund      437,334         1,382          17,487
Income Allocation Fund               103,572         1,721           3,233

                                       39

                                       FISCAL YEAR ENDED SEPTEMBER 30, 2003
                                       ------------------------------------

                                       CLASS A         CLASS B        CLASS C
                                       -------         -------        -------
Aggressive Allocation Fund            $148,615         $4,193         $5,711
Growth Allocation Fund                 189,601          4,330         26,825
Growth & Income Allocation Fund        366,542          6,539         28,517
Income Allocation Fund                 86,215           5,747          9,671

----------
* The Fund did not offer this class of shares during the period indicated.

CUSTODIAN AND AUDITORS

         CUSTODIAN. The custodian of the Funds' assets is U.S. Bank (the
"Custodian"), 415 Walnut Street, Cincinnati, OH 45202. The Custodian is a
subsidiary of U.S. Bancorp. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the
Funds and all cash are held by the Custodian or, for International Fund, by a sub-custodian. The Custodian or sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The
Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FASF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.01% of each Fund's average daily net assets. Sub-custodian fees for International Fund are paid by the
Custodian out of its fees from such Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of
FASF.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400,
Minneapolis, Minnesota 55402, serves as the Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.

              INVESTMENT ADVISORY SERVICES FOR THE UNDERLYING FUNDS

INVESTMENT ADVISOR FOR THE UNDERLYING FUNDS

         The Advisor of the Funds also serves as investment advisor and manager of each of the Underlying Funds. For information concerning the Advisor, see
"Investment Advisory and Other Services for the Funds -- Investment Advisor"
above.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the
"FAIF Advisory Agreement") as amended, FAIF engaged U.S. Bank, through its First
American Asset Management division, to act as investment advisor for and to manage the investment of the assets of the Underlying Funds. The FAIF Advisory
Agreement was assigned to the Adviser pursuant to an Assignment and Assumption
Agreement dated May 2, 2001. The monthly fees paid to the Advisor are calculated on an annual basis based on the Underlying Fund's average daily net assets, as set forth in the following table:

UNDERLYING FUND                                       GROSS ADVISORY FEE

Equity Income Fund(1)                                        0.65%
Equity Index Fund                                            0.25
Large Cap Select Fund(1)                                     0.65
Large Cap Growth Opportunities Fund(1)                       0.65
Large Cap Value Fund(1)                                      0.65
Mid Cap Growth Opportunities Fund                            0.70
Mid Cap Index Fund                                           0.25
Mid Cap Value Fund                                           0.70
Small Cap Select Fund                                        0.70
Small Cap Growth Opportunities Fund                          0.70
Small Cap Index Fund                                         0.40
Small Cap Value Fund                                         0.70

                                       40

International Fund                                           1.10
Technology Fund                                              0.70
Real Estate Securities Funds                                 0.70
Core Bond Fund                                               0.50
High Income Bond Fund                                        0.70

-----------
(1) The Advisor has agreed to a breakpoint schedule with each of Large Cap
Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund and
Equity Income Fund. The advisory fee paid separately by each of these Funds will be based on an annual rate of 0.65% for the first $3 billion of each Fund's average daily net assets; 0.625% for average daily net assets in excess of $3 billion up to $5 billion; and 0.60% for average daily net assets in excess of $5 billion.

         Pursuant to an Investment Advisory Agreement, effective as of January
20, 1995 (the "FAF Advisory Agreement"), FAF engaged U.S. Bank, through its
First American Asset Management division, to act as investment advisor for and to manage the investment of the assets of Prime Obligations Fund. The FAF
Advisory Agreement was assigned to the Advisor pursuant to an Assignment and
Assumption Agreement dated May 2, 2001. The monthly fee paid to the Advisor equals, on an annual basis, 0.35% of the Fund's average daily net assets (before any waivers).

         The FAIF Advisory Agreement and the FAF Advisory Agreement require the
Advisor to provide FAIF and FAF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIF and FAF and the officers and directors of FAIF and FAF, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, each Underlying Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Underlying Fund may enter into an agreement for the performance of services. Each Underlying Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Underlying Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         Information concerning advisory fees paid by the Underlying Funds during their three most recent fiscal years is set forth in their Statements of
Additional Information, which may be obtained by writing Quasar Distributors,
LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at
800 677-FUND.

SUB-ADVISOR FOR INTERNATIONAL FUND

         Clay Finlay Inc. ("Clay Finlay"), 200 Park Avenue, New York, New York,
10166, is the sub-advisor to the International Fund under an agreement with the
Advisor (the "Clay Finlay Sub-Advisory Agreement"), and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transaction for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in
1982, and has a network of offices in London, Geneva, Melbourne and Tokyo.
International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31,
2003, Clay Finlay had $7.4 billion in assets under management.

         For its services to International Fund under the Clay Finlay
Sub-Advisory Agreement, Clay Finlay is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.25% of the first $500 million of
International Fund's average daily net assets, 0.10% of International Fund's average daily net assets in excess of $500 million.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         It is anticipated that the majority of the Funds' portfolio transactions will consist of purchases and sales of shares of the Underlying
Funds. These purchases and sales will be made directly with the Underlying
Funds. The class of shares of the Underlying Funds in which the Funds will invest is not subject to any front-end or deferred sales charges, any Rule 12b-1 distribution fees or any shareholder servicing fees.

                                       41

         To the extent that the Funds may purchase or sell securities other than shares of the Underlying Funds, decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the
Advisor.

         In selecting a broker-dealer to execute securities transactions, the
Advisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. A predominant factor in selecting a broker-dealer to execute securities transactions is often the nature and quality of any brokerage and research services provided by the broker-dealer. The Funds may pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Funds may pay up in recognition of the value of brokerage and research services provided to the Advisor by the broker-dealer. In such cases, the Funds are in effect paying for the brokerage and research services in so-called "soft-dollars". However, the Advisor would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the
Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the
Funds.

         The types of brokerage services the Advisor receives from
broker-dealers include automated equity trade order entry and execution systems and systems which provide an automated DTC interface to facilitate securities trading, clearance and settlement. Such brokerage services may be provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and record-keeping services into one package.
The types of research services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S.
Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decisionmaking process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor by, or through, broker-dealers.

         The research products and services the Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor would be materially increased if it attempted to generate such additional information through its own staff. To the extent that the Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor is relieved of expenses that it might otherwise bear when such services are provided by broker-dealers.

         As a general matter, the brokerage and research products and services the Advisor receives from broker-dealers are used to service all of its respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions.

         In some cases, the Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor has a conflict of interest in making such decisions.
Subject to its best price and execution responsibilities, the Advisor may consider the placement of orders by securities firms for the purchase of Fund shares as a factor in allocating portfolio transactions.

         The Advisor effects equity securities transactions on behalf of the
Underlying Funds through its trading desks in Minneapolis and Milwaukee. Each trading desk makes its own determinations regarding allocation of brokerage among the various broker-dealers it uses to execute trades, including evaluations of the quality of execution, the research products and services received and the commissions paid. The trading desks communicate with each other,

                                       42

and each has access to the trade blotter of the other, but they otherwise operate independently. One trading desk may therefore be selling a given security at the same time that the other trading desk is buying the security.

         Many of the Underlying Funds' portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the
Underlying Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

         The policies of the Underlying Funds with respect to portfolio transactions and the allocation of brokerage, and the brokerage commissions paid by them during their three most recent fiscal years, are set forth in their
Statements of Additional Information, which may be obtained by writing Quasar
Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or calling
Investor Services at 800 677-FUND.

                                  CAPITAL STOCK

         Each share of each Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FASF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series.
Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan. The Bylaws of FASF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.

         As of January 2, 2004, the directors and officers of FASF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:

                                                             PERCENTAGE OF OUTSTANDING SHARES
                                               --------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
                                               ----------- ----------- ----------- ----------- --------------

STRATEGY AGGRESSIVE GROWTH

NFSC FEBO # 251-062472                         7.35%
US BANK NATIONAL ASSOC TTEE
MILLER NASH LLP PROFIT SHARING
U/A 07/16/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

CAPINCO                                        6.84%
C/O US BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

                                       43

                                                             PERCENTAGE OF OUTSTANDING SHARES
                                               --------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
                                               ----------- ----------- ----------- ----------- --------------

US BANCORP PIPER JAFFRAY FOR THE               6.65%
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
STRAT AGGRS ALLOC OMNIBUS ACCT
ATTN TA SERVICES BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

U S BANCORP INVESTMENTS INC                                10.49%
FBO 131329641
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

U S BANCORP INVESTMENTS INC                                10.28%
FBO 125609591
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

USBANCORP PIPER JAFFERY                                    7.14%
FOR THE SOLE BEN OF ITS CUSTOMERS
STRATEGY AGG GRO ALLO CL B OMNIBUS
ATT TA SERVICES BC-MN-HO5U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

U S BANCORP INVESTMENTS INC                                5.11%
FBO 112904001
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

USBANCORP PIPER JAFFERY                                                58.45%
FOR THE SOLE BEN OF ITS CUSTOMERS
STRATEGY AGG GRO ALLO CL C OMNIBUS
ATT TA SERVICES BC-MN-HO5U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

STERLING TRUST COMPANY TR                                              8.75%
JMS EQUITIES INC 401K
700 17TH ST STE 310
DENVER, CO 80202-3502

STERLING TRUST COMPANY TR                                              6.70%
EZZIE'S WHOLSALE INC 401K
700 17TH ST STE 310
DENVER, CO 80202-3502

US BANK CUST                                                                       53.69%
US BANCORP CAP
1805TH ST E STE SPEN0502
SAINT PAUL, MN 55101-2672

BAND & CO                                                                          8.82%
C/O US BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

NFSC FEBO# 251-055980                                                              5.64%
US BANK NATIONAL ASSOC TTEE
ECONOPRINT, INC. RETIREMENT SA
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-055344                                                              5.24%
US BANK NATIONAL ASSOC TTEE
DELTAK  PROFIT  SHARING  PLAN
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

                                       44

                                                             PERCENTAGE OF OUTSTANDING SHARES
                                               --------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
                                               ----------- ----------- ----------- ----------- --------------

NFSC FEBO# 251-051241                                                                          25.39%
US BANK NATIONAL ASSOC TTEE
ACI, LTD 401(K) SAVINGS PLAN
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

MUGGS &CO                                                                                      17.40%
C/O US BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

NFSC FEBO# 251-054151                                                                          8.17%
US BANK NATIONAL ASSOC TTEE
CHESLEY FREIGHTLINER, INC CON
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-060003                                                                          8.00%
US BANK NATIONAL ASSOC TTEE
KEITH MERRICK COMPANY 401(K) P
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-064939                                                                          6.70%
US BANK NATIONAL ASSOC TTEE
PRAGMATEK CONSULTING GROUP LT
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-056723                                                                          6.62%
US BANK NATIONAL ASSOC TTEE
FIRST NATIONAL BANK OF BUFFALO
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

STRATEGY GROWTH ALLOCATION

CAPINCO                                        16.31%
C/O US BANK
PO BOX 1787
MILWAUKEE, WI 53201-1787

US BANCORP PIPER JAFFRAY FOR THE               7.48%
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
STRATEGY GROWTH ALLOC OMNIBUS ACCT
ATTN TA SERVICES BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

US BANCORP INVESTMENTS INC                                 12.38%
FBO 222108351
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

US BANCORP INVESTMENTS INC                                 5.19%
FBO 122281931
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

US BANCORP PIPER JAFFRAY                                               52.42%
FOR THE SOLE BEN OF ITS CUSTOMERS
ATT TA SERVICES BC-MN-HO5U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

STERLING TRUST COMPANY TR                                              12.22%
EZZIE'S WHOLSALE INC 401K
700 17TH ST STE 310
DENVER, CO 80202-3502

                                       45

                                                             PERCENTAGE OF OUTSTANDING SHARES
                                               --------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
                                               ----------- ----------- ----------- ----------- --------------

US BANK NATL ASSN CUST                                                 7.05%
IRA A/C CAROL WACHHOLZ
10465 ELM CREEK RD
WACONIA, MN 55387-9573

US BANK CUST                                                                       67.32%
US BANCORP CAP
1805TH ST E STE SPEN0502
SAINT PAUL, MN 55101-2672

NFSC FEBO# 251-06003                                                                           34.99%
US BANK NATIONAL ASSOC TTEE
KEITH MERRICK COMPANY 401(K) P
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-064904                                                                          13.67%
US BANK NATIONAL ASSOC TTEE
POWER PROCESS EQUIPMENT INC.
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO#  669-053970                                                                         7.10%
HARVEY L HAYES JR
US BANK TTEE
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

STRATEGY GROWTH & INCOME ALLOC

WACHOVIA BANK NA                               32.71%
TRST US BANCORP DEFERRED COMP TR
DTD 8/1/97
123 S BROAD ST
PHILADELPHIA, PA 19109-1029

US BANCORP PIPER JAFFRAY FOR THE               5.87%
EXCLUSIVE BENEFIT OF ITS CUSTOMERS
STRAT GRO & INC ALLOC OMNIBUS ACCT
ATTN TA SERVICES BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

U S BANCORP INVESTMENTS INC                                5.15%
FBO 222393541
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

USBANCORP PIPER JAFFERY                                                53.46%
FOR THE SOLE BEN OF ITS CUSTOMERS
ATTN TA SERVICES BC-MN-HO5U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

STERLING TRUST COMPANY TR                                              5.83%
EZZIE'S WHOLSALE INC 401K
700 17TH ST STE 310
DENVER, CO 80202-3502

NFSC FEBO# 251-067750                                                  5.17%
US BANK NATIONAL ASSOC TTEE
STERION INC. 401(K) PLAN
U/A 07/16/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

                                       46

                                                             PERCENTAGE OF OUTSTANDING SHARES
                                               --------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
                                               ----------- ----------- ----------- ----------- --------------

US BANK CUST                                                                       56.27%
US BANCORP CAP
U/A 01-01-1984
1805TH ST E STE SPEN0502
SAINT PAUL, MN 55101-2672

NFSC FEBO# 251-055344                                                              10.46%
US BANK NATIONAL ASSOC TTEE
DELTAK  PROFIT SHARING PLAN
U/A 07/15/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-062227                                                              6.26%
US BANK NATIONAL ASSOC TTEE
MID STAES ALUMINUM CORP
U/A 07/16/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-057770                                                              5.72%
US BANK NATIONAL ASSOC TTEE
GODBERSEN-SMITH CONSTRUCTION C
U/A 07/16/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-066796                                                              5.07%
US BANK NATIONAL ASSOC TTEE
SELZER-ORNST CO. RETIREMENT SA
U/A 07/15/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-069116                                                                          21.87%
US BANK NATIONAL ASSOC TTEE
TOM THUMB DONUT CORP. MP PENSION
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-069124                                                                          16.51%
US BANK NATIONAL ASSOC TTEE
TOM THUMB DONUT CORP.  PROFIT S
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-064904                                                                          16.28%
US BANK NATIONAL ASSOC TTEE
POWER PROCESS EQUIPMENT, INC.
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-072214                                                                          7.28%
US BANK NATIONAL ASSOC TTEE
M A FORD MFG CO, INC
DEFERRED PLAN
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

STRATEGY INCOME ALLOCATION

US BANCORP PIPER JAFFRAY FOR THE EXCLUSIVE     18.59%
BENEFIT OF ITS CUSTOMERS
STRATEGY INCOME ALLOC OMNIBUS ACCT
ATTN TA SERVICES BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

                                       47

                                                             PERCENTAGE OF OUTSTANDING SHARES
                                               --------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
                                               ----------- ----------- ----------- ----------- --------------

NFSC FEBO # 251-052086                         6.95%
US BANK NATIONAL ASSOC TTEE
ARTISTIC MANUFACTURING PROFIT
U/A 07/15/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

U S BANCORP INVESTMENTS INC                                18.17%
FBO 224367111
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

U S BANCORP INVESTMENTS INC                                8.99%
FBO 249314711
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

U S BANCORP INVESTMENTS INC                                5.20%
FBO 2506922211
60 LIVINGSTON AVENUE
ST PAUL, MN 55107-2292

USBANCORP PIPER JAFFERY                                                59.94%
FOR THE SOLE BEN OF ITS CUSTOMERS
STRATEGY INCOME CL C OMNIBUS
ATTN TA SERVICES BC-MN-HO5U
800 NICOLLET MALL
MINNEAPOLIS, MN 55402-7000

U S BANCORP INVESTMENTS INC                                            6.50%
FBO 224273891
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217

U S BANCORP INVESTMENTS INC                                            5.73%
FBO 122176751
100 S 5TH ST STE 1400
MINNEAPOLIS, MN 55402-1217
NFSC FEBO# 251-067750                                                  5.70%
US BANK NATIONAL ASSOC TTEE
STERION INC 401(K)PLAN
U/A 07/16/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

US BANK CUST                                                                       30.55%
US BANCORP CAP
U/A 01-01-1984
180 5TH ST E STE SPEN0502
SAINT PAUL, MN 55101-2672

NFSC FEBO# 251-061093                                                              18.71%
US BANK NATIONAL ASSOC TTEE
LUNDHOLM SURGICAL FROUP LTD SA
U/A 07/16/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-055344                                                              14.51%
US BANK NATIONAL ASSOC TTEE
DELTAK PROFIT SHARING PLAN
U/A 07/15/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

                                       48

                                                             PERCENTAGE OF OUTSTANDING SHARES
                                               --------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C     CLASS Y     CLASS S
                                               ----------- ----------- ----------- ----------- --------------

NFSC FEBO# 251-069175                                                              5.46%
US BANK NATIONAL ASSOC TTEE
TOTAL LOGISTIC CONTROL LLC RE
U/A 07/16/03
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-064904                                                                          34.17%
US BANK NATIONAL ASSOC TTEE
POWER PROCESS EQUIPMENT, INC
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

NFSC FEBO# 251-053716                                                                          29.68%
US BANK NATIONAL ASSOC TTEE
CAMPBELL SUPPLY COMPANY PROFIT
1555 N RIVERCENTER DR STE 303
MILWAUKEE, WI 53212-3958

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the
Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the
Funds' Prospectuses. The public offering price of each Fund's Class A Shares and
Class C Shares, as of September 30, 2003, is as set forth below. The public offering prices of Class B, Class Y and Class S Shares will be the same as net asset value (set forth below) since no sales charges are imposed on the purchase of such shares.

                                                     PUBLIC OFFERING PRICE
                                                     ---------------------

                                                  CLASS A             CLASS C
                                                  -------             -------
         Income Allocation Fund                   $10.89               $10.38
         Growth & Income Allocation Fund            9.24                 8.79
         Growth Allocation Fund                     9.23                 8.80
         Aggressive Allocation  Fund                8.98                 8.54

         The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The
NYSE is not open for business on the following holidays (or on the nearest
Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin
Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial
Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. The following sets forth the net asset value of the Funds as of September 30, 2003.

                                                                    SHARES            NET ASSET
                                        NET ASSETS             OUTSTANDING      VALUE PER SHARE
                                        ----------             -----------      ---------------

INCOME ALLOCATION FUND
----------------------
   Class A                             $32,253,837.40        3,133,549.364               $10.29
   Class B                                 857,660.35           83,560.284                10.26
   Class C                               1,557,694.47          151,523.171                10.28
   Class S                               1,028,068.74           99,924.955                10.29
   Class Y                              23,678,211.21        2,300,558.113                10.29

GROWTH & INCOME ALLOCATION FUND
-------------------------------
   Class A                            $153,237,837.14       17,551,974.746                $8.73
   Class B                                1,113735.27          128,026.119                 8.70
   Class C                               3,305,625.00          380,050.318                 8.70
   Class S                               4,760,362.00          547,381.661                 8.70
   Class Y                              90,294,269.67       10,364,988.593                 8.71

                                       49

                                                                    SHARES            NET ASSET
                                        NET ASSETS             OUTSTANDING      VALUE PER SHARE
                                        ----------             -----------      ---------------

GROWTH ALLOCATION FUND
----------------------
   Class A                             $74,968,304.72        8,601,779.519                $8.72
   Class B                                 767,202.49           88,330.295                 8.69
   Class C                               3,206,065.52          368,231.380                 8.71
   Class S                               2,525,036.98          290,427.849                 8.69
   Class Y                              41,089,053.22        4,718,940.745                 8.71

AGGRESSIVE ALLOCATION FUND
--------------------------
   Class A                             $59,894,751.91        7,055,747.382                $8.49
   Class B                                 650,604.89           77,019.420                 8.45
   Class C                                 798,404.26           94,455.399                 8.45
   Class S                                 989,771.67          116,811.420                 8.47
   Class Y                              29,581,060.60        3,488,228.648                 8.48

                                FUND PERFORMANCE

SEC STANDARDIZED PERFORMANCE FIGURES

         YIELD FOR THE FUNDS. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share
(including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

         Based upon the 30-day period ended September 30, 2003, the yields for the Class A, Class B, Class C, Class S and Class Y shares of the Funds were as follows:

                                   CLASS A     CLASS B     CLASS C      CLASS Y    CLASS S
                                   -------     -------     -------      -------    -------

Income Allocation Fund              2.88%      2.12%       2.14%       2.88%        3.13%
Growth & Income Allocation Fund     1.79       1.05        1.05        1.80         2.05
Growth Allocation Fund              1.16       0.41        0.41        1.17         1.42
Aggressive Allocation Fund          0.65      (0.11)      (0.10)       0.65         0.90

         Such yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                               6
         Yield = 2 [(a - b + 1)  - 1]
                     -----
                      cd

         Where: a  = dividends and interest earned during the period
                b  = expenses accrued for the period (net of reimbursements)
                c  = average daily number of shares outstanding during the period that were entitled to receive dividends
                d  = maximum offering price per share on the last day of
                     the period

         TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio. The Funds'
average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the Securities and Exchange
Commission.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders'
report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       50

                 n
         P(1 + T)  = ERV

         Where:   P   = a hypothetical initial payment of $1,000
                  T   = average annual total return
                  N   = number of years
                  ERV = ending redeemable value at the end of the period
                        of a hypothetical $1,000 payment made at the
                        beginning of such period

         This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class B and Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the applicable Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

         CUMULATIVE TOTAL RETURN. Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         CTR = ((ERV - P) / P) 100

         Where:   CTR = cumulative total return
                  ERV = ending redeemable value at the end of, the period
                        of a hypothetical $1,000 payment made at the
                        beginning of such period; and
                  P   = initial payment of $1,000

         This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         Based on the foregoing, the cumulative and the average annual total returns for the Funds from inception through September 30, 2003, were as set forth below.

AVERAGE ANNUAL RETURN
---------------------

----------------------------------------- ------------------- -------------------- ------------------ ------------------
                                              CUMULATIVE        AVERAGE ANNUAL      AVERAGE ANNUAL     AVERAGE ANNUAL
                                           SINCE INCEPTION      SINCE INCEPTION        ONE YEAR           FIVE YEAR
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
                                          WITHOUT     WITH     WITHOUT     WITH     WITHOUT    WITH    WITHOUT    WITH
----------------------------------------- ------------------- -------------------- ------------------ ------------------
                                             SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
                                             %         %          %         %          %        %         %        %
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

Income Allocation Fund (1)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return before taxes)              10.91      4.85       5.27      2.37      12.31    6.14          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              7.78      1.89       3.79      0.93      10.98    4.89          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              7.33      2.29       3.57      1.13       7.92    3.92          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return before taxes)               9.19      5.19       4.46      2.54      11.46    6.46          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              6.61      2.61       3.23      1.29      10.41    5.41          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              6.21      2.83       3.03      1.39       7.38    4.13          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return before taxes)               9.37      9.37       4.54      4.54      11.55   10.55          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              6.80      5.75       3.32      2.81      10.50    8.36          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              6.37      5.47       3.11      2.68       7.44    6.04          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return before taxes)              46.91         -       5.65         -      12.31       -       3.73       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return after taxes on             28.58         -       3.66         -      10.99       -       1.69       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return after taxes on             28.18         -       3.61         -       7.92       -       1.92       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return before taxes)              11.46         -       5.53         -      12.58       -          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return after taxes on              8.12         -       3.95         -      11.16       -          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

                                       51

----------------------------------------- ------------------- -------------------- ------------------ ------------------
                                              CUMULATIVE        AVERAGE ANNUAL      AVERAGE ANNUAL     AVERAGE ANNUAL
                                           SINCE INCEPTION      SINCE INCEPTION        ONE YEAR           FIVE YEAR
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
                                          WITHOUT     WITH     WITHOUT     WITH     WITHOUT    WITH    WITHOUT    WITH
----------------------------------------- ------------------- -------------------- ------------------ ------------------
                                             SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
                                             %         %          %         %          %        %         %        %
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

  Class Y (return after taxes on              7.66         -       3.73         -       8.09       -          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
Growth & Income Allocation Fund (1)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return before taxes)               6.99      1.14       3.41      0.56      16.12    9.69          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              4.51    (1.20)       2.21    (0.60)      15.29    8.90          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              4.68    (0.23)       2.29    (0.11)      10.42    6.24          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return before taxes)               5.57      1.63       2.73      0.80      15.25   10.25          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              3.50    (0.44)       1.72    (0.20)      14.70    9.70          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              3.73      0.37       1.83      0.19       9.87    6.62          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return before taxes)               5.49      5.49       2.69      2.69      15.35   14.35          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              3.45      2.41       1.70      1.19      14.81   12.63          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              3.68      2.78       9.94      8.52       1.81    1.37          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return before taxes)              36.72         -       4.57         -      16.20       -       3.02       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return after taxes on             19.14         -       2.53         -      15.36       -       0.71       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return after taxes on             22.14         -       2.90         -      10.47       -       1.47       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return before taxes)               7.49         -       3.65         -      16.44       -          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return after taxes on              4.72         -       2.32         -      15.50       -          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return after taxes on              4.93         -       2.41         -       4.93       -          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
Growth Allocation Fund (1)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return before taxes)               6.37      0.52       3.11      0.26      19.06   12.54          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              4.36    (0.37)       2.14    (0.68)      18.50   12.01          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              4.47    (0.45)       2.19    (0.22)      12.35    8.11          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return before taxes)               4.85      0.89       2.38      0.44      18.18   13.18          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              3.29    (0.67)       1.62    (0.33)      17.91   12.91          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              3.46      0.09       1.70      0.04      11.79    8.54          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return before taxes)               4.85      4.85       2.38      2.38      18.24   17.24          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              3.38      2.33       1.66      1.15      17.99   15.89          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              3.51      2.61       1.73      1.29      11.83   10.47          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return before taxes)              32.89         -       4.15         -      18.83       -       2.78       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return after taxes on             17.35         -       2.31         -      18.27       -       0.62       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return after taxes on             20.54         -       2.71         -      12.19       -       1.42       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return before taxes)               6.78         -       3.30         -      19.38       -          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return after taxes on              4.57         -       2.24         -      18.71       -          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return after taxes on              4.69         -       2.30         -      12.54       -          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
Aggressive Allocation Fund (1)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return before taxes)               6.20      0.41       3.03      0.20      21.83   15.10          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              5.09    (0.64)       2.49    (0.32)      21.57   14.85          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class A (return after taxes on              4.79    (0.10)       2.35    (0.05)      14.17    9.79          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return before taxes)               4.58      0.58       2.25      0.29      20.91   15.91          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              3.91    (0.09)       1.92    (0.05)      20.84   15.84          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class B (return after taxes on              3.69      0.29       1.81      0.15      13.58   10.33          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return before taxes)               4.57      4.57       2.24      2.24      20.74   19.74          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              3.90      2.91       1.91      1.43      20.67   18.48          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class C (return after taxes on              3.68      2.84       1.81      1.40      13.47   12.05          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return before taxes)              29.84         -       3.80         -      21.73       -       2.54       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class S (return after taxes on             15.74         -       2.11         -      21.46       -       0.45       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

                                       52

----------------------------------------- ------------------- -------------------- ------------------ ------------------
                                              CUMULATIVE        AVERAGE ANNUAL      AVERAGE ANNUAL     AVERAGE ANNUAL
                                           SINCE INCEPTION      SINCE INCEPTION        ONE YEAR           FIVE YEAR
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
                                          WITHOUT     WITH     WITHOUT     WITH     WITHOUT    WITH    WITHOUT    WITH
----------------------------------------- ------------------- -------------------- ------------------ ------------------
                                             SALES CHARGE        SALES CHARGE        SALES CHARGE       SALES CHARGE
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
                                             %         %          %         %          %        %         %        %
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

  Class S (return after taxes on             19.63         -       2.59         -      14.10       -       1.39       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return before taxes)               6.59         -       3.22         -      21.99       -          -       -
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return after taxes on              5.29         -       2.59         -      21.62       -          -       -
  distributions)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------
  Class Y (return after taxes on              5.01         -       2.45         -      14.26       -          -       -
  distributions and sale of fund
  shares)
----------------------------------------- --------- --------- ---------- --------- ---------- ------- ---------- -------

----------
(1)      Class A, Class B, Class C and Class Y have an inception date of
         September 24, 2001. Class S has an inception date of October 1, 1996.

NON-STANDARD DISTRIBUTION RATES

         HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period. For the one year period ended September 30, 2003, the historical distribution rates for the Class A, Class B, Class C, Class Y and Class S shares of the Funds were as set forth below.

                                           CLASS A       CLASS B      CLASS C     CLASS Y       CLASS S
                                           -------       -------      -------     -------       -------

Income Allocation Fund (1)                  3.00%         2.52%        2.49%       3.41%         3.18%
Growth & Income Allocation Fund (1)         1.78          1.25         1.19        2.11           1.90
Growth Allocation Fund (1)                  1.14          0.58         0.54        1.43           1.21
Aggressive Allocation Fund (1)              0.51          0.14         0.14        0.76           0.54

----------
(1)      Income Allocation Fund, Growth & Income Allocation Fund, Growth
         Allocation Fund, and Aggressive Allocation Fund Class A, Class B, Class
         C and Class Y shares commenced operations on September 24, 2001.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month by the number of days in that month and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period. The annualized current distribution rates for Class A,
Class B, Class C, Class Y and Class S shares of the Funds for the one month period ended September 30, 2003, were as set forth below.

                                           CLASS A       CLASS B      CLASS C     CLASS Y       CLASS S
                                           -------       -------      -------     -------       -------

Income Allocation Fund (1)                   3.01%        2.62%        2.47%       3.43%         3.19%
Growth & Income Allocation Fund (1)          1.48         0.87         0.86        1.82           1.58
Growth Allocation Fund (1)                   1.05         0.41         0.40        1.35           1.12
Aggressive Allocation Fund (1)               0.57         0.20         0.20        0.85           0.57

----------
(1)      Income Allocation Fund, Growth & Income Allocation Fund, Growth
         Allocation Fund, and Aggressive Allocation Fund Class A, Class B, Class
         C and Class Y shares commenced operations on September 24, 2001.

CERTAIN PERFORMANCE COMPARISONS

         In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds'
shares, including data from Lipper, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of each Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper and such other data services.

                                       53

                                    TAXATION

         Each Fund intends to fulfill the requirements of Subchapter M of the
Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.
Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

         For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other Fund pursuant to the exchange privilege (see "Managing
Your Investment -- Exchanging Your Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         When an Underlying Fund lends portfolio securities to a borrower as described above in "General Information--Lending of Portfolio Securities,"
payments in lieu of dividends made by the borrower to the Underlying Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Underlying Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.

         Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to
U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to
U.S. income tax at a rate of 30% if the individual is physically present in the
U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of
Additional Information.

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a
13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: Each Fund will combine purchases made by an investor, the investor's spouse, and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For each Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other
Fund or any First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund, any other Fund, or any First

                                       54

American fund (other than a money market fund) that your already own. In order for an investor to receive the sales charge reduction on Class A Shares, the
Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Funds and other First American funds
(other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds'
custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days. Absent complete and current notification from the investor or from his or financial institution to the Fund, the investor may not realize the benefit of a reduced sales charge.

SALES OF CLASS A SHARES AND CLASS C SHARES AT NET ASSET VALUE

         Purchases of a Fund's Class A Shares by the Advisor, the sub-advisor to any Underlying Fund, any of their affiliates, or any of their or FASF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FASF's counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, grandparent, grandchild, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through
"one-stop" mutual fund networks through which the Funds are made available.
Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the
Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code
and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. In addition, purchases of Class A Shares for an investor's medical savings account for which U.S. Bank or an affiliate serves in a custodian capacity may be made at net asset value without a sales charge.

         Class A shares may be purchased without a sales charge by
non-retirement accounts if they total $1 million or more. Your investment professional or financial institution may receive a commission equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million. If such a commission is paid, you will be assessed a contingent deferred sales charge
(CDSC) of 1% if you sell your shares within 18 months.

         Class A Shares may also be purchased without a sales charge by 401(k),
403(b) and 457 plans, and Profit sharing and Pension plans, which have 200 or more eligible participants. Your representative must notify the Funds if your retirement/deferred compensation plan is eligible for the sales load waiver.
Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Funds' distributor to perform share distribution services may receive a commission on such sales of the Funds equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A
Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

                                       55

                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central Time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

         Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by calling Investor Services at
800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the
Federal Reserve System, normally within three days, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is
$1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrators nor the Funds will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Administrators and the Funds will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include the taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrators examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrators subsequently send confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrators and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Fund, to the shareholder's servicing agent or financial institution. The written request should include the shareholder's name, the account number, the
Fund name, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the
Fund, the shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o        a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o        a member firm of the New York, American, Boston, Midwest, or
                  Pacific Stock Exchanges or of the National Association of
                  Securities Dealers;

         o        a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

                                       56

         o        any other "eligible guarantor institution," as defined in the
                  Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Administrators have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Administrators reserve the right to amend these standards at any time without notice.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrators are reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Underlying Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF LONG-TERM CORPORATE DEBT OBLIGATIONS

         STANDARD & POOR'S

         AAA: An obligation rated AAA has the highest rating assigned by
         Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: An obligation rated BBB exhibits adequate protection parameters.
         However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                       57

         B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC: An obligation rated CC is currently highly vulnerable to nonpayment.

         C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         MOODY'S

         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       58

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S

         Commercial paper ratings are graded into four categories, ranging from
"A" for the highest quality obligations to "D" for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.

         A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         MOODY'S

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.
None of the Underlying Funds will purchase Prime-3 commercial paper.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o        Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o        Well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

                                       59

Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

         The financial statements of FASF included in its Annual Report to shareholders for the fiscal year ended September 30, 2003 are incorporated herein by reference.

                                       60

                       FIRST AMERICAN STRATEGY FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)   Amended and Restated Articles of Incorporation, as filed June 19, 1996
         (Incorporated by reference to Exhibit (1) to initial filing (File Nos.
         333-7463 and 811-7687)).

(a)(2)   Certificate of Designation designating new series and new share classes
         (Incorporated by reference to Exhibit (a)(2) of the initial filing,
         Filed on June 27, 2001 (File Nos. 333-7463 and 811-7687)).

(b)      Bylaws of Registrant, as amended through June 1, 2001 (Incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 9, Filed on
         June 27, 2001 (File Nos. 333-7463 and 811-7687)).

(c)      Not applicable.

(d)(1)   Investment Advisory Agreement between the Registrant and First Bank
         National Association dated October 1, 1996 (Incorporated by reference to Exhibit (5) of the initial filing, Filed on July 2, 1996 (File Nos.
         333-7463 and 811-7687)).

(d)(2)   Exhibit A to Investment Advisory Agreement (series and fees)
         (Incorporated by reference to Exhibit (d)(2) of Post-Effective
         Amendment No. 9, Filed on June 27, 2001 (File Nos. 333-7463 and
         811-7687)).

(e)(1)   Distribution Agreement between the Registrant and Quasar Distributors,
         LLC (Incorporated by reference to Exhibit (e)(1) of Post-Effective
         Amendment No. 12, Filed on September 21, 2001 (File Nos. 333-7463 and
         811-7687)).

(e)(2)   Amendment No. 1 to Distribution Agreement, pursuant to USA PATRIOT Act of 2001, dated July 24, 2002. (Incorporated by reference to Exhibit
         (e)(2) of Post-Effective Amendment No. 15, Filed on November 29, 2002
         (File Nos. 333-7463 and 811-7687)).

(e)(3)   Distribution and Service Agreement (Class B Shares) between the
         Registrant and Quasar Distributors, LLC (Incorporated by reference to
         Exhibit (e)(2) of Post-Effective Amendment No. 12, Filed on September
         21, 2001 (File Nos. 333-7463 and 811-7687)).

(e)(4)   Amendment No. 1 to Distribution and Service Agreement (Class B Shares),
         pursuant to USA PATRIOT Act of 2001, dated July 24, 2002. (Incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 15,
         Filed on November 29, 2002 (File Nos. 333-7463 and 811-7687)).

(e)(5)   Distribution and Service Agreement (Class C Shares) between the
         Registrant and Quasar Distributors, LLC (Incorporated by reference to
         Exhibit (e)(3) of Post-Effective Amendment No. 12, Filed on September
         21, 2001 (File Nos. 333-7463 and 811-7687)).

(e)(6)   Amendment No. 1 to Distribution and Service Agreement (Class C Shares),
         pursuant to USA PATRIOT Act of 2001, dated July 24, 2002. (Incorporated by reference to Exhibit (e)(6) of Post-Effective Amendment No. 15,
         Filed on November 29, 2002 (File Nos. 333-7463 and 811-7687)).

                                       1

(e)(7)   Shareholder Service Plan and Agreement (Class S Shares) between the
         Registrant and Quasar Distributors, LLC (Incorporated by reference to
         Exhibit (e)(4) of Post-Effective Amendment No. 12, Filed on September
         21, 2001 (File Nos. 333-7463 and 811-7687)).

(e)(8)   Dealer Agreement (Incorporated by reference to Exhibit (e)(5) of
         Post-Effective Amendment No. 12, Filed on September 21, 2001 (File Nos.
         333-7463 and 811-7687)).

(f)(1)   Deferred Compensation Plan for Directors Trust Agreement dated January
         1, 2000 (Incorporated by reference to Exhibit (f) of Post-Effective
         Amendment No. 8, Filed on December 28, 2000 (File Nos. 333-7463 and
         811-7687)).

(f)(2)   Deferred Compensation Plan for Directors Trust Agreement, Amended
         Summary of Terms dated September 2002. (Incorporated by reference to
         Exhibit (f)(2) of Post-Effective Amendment No. 15, Filed on November
         29, 2002 (File Nos. 333-7463 and 811-7687)).

(g)(1)   Custodian Agreement between the Registrant and First Trust National
         Association dated October 1, 1996 (Incorporated by reference to Exhibit
         (8) of the initial filing, Filed on July 2, 1996 (File Nos. 333-7463 and 811-7687)).

(g)(2)   Assignment of Custodian Agreements and Security Lending Agency
         Agreement to U.S. Bank National Association, dated May 1, 1998
         (Incorporated by reference to Exhibit (g)(2) to Post-Effective
         Amendment No. 4, Filed December 2, 1998 (File Nos. 333-07463,
         811-7687)).

(g)(3)   Supplement to Custodian Agreement between Registrant and First Trust
         National Association dated December 8, 1999 (Incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 7, Filed on January
         28, 2000 (File Nos. 333-7463 and 811-7687)).

(g)(4)   Compensation Agreement pursuant to the Custodian Agreement, as amended
         (Incorporated by reference to Exhibit (g)(4) of Post-Effective
         Amendment No. 9, Filed on June 27, 2001 (File Nos. 333-7463 and
         811-7687)).

(g)(5)   Compensation Agreement dated as of September 19, 2001, pursuant to
         Custodian Agreement dated September 20, 1993, as amended (Incorporated by reference to Exhibit (g)(5) of Post-Effective Amendment No. 13,
         Filed on January 28, 2002 (File Nos. 333-7463 and 811-7687)).

(h)(1)   Co-Administration Agreement by and between Registrant, U.S. Bancorp
         Asset Management, Inc. and U.S. Bancorp Fund Services, LLC, as amended
         July 24, 2002. (Incorporated by reference to Exhibit (h)(1) of
         Post-Effective Amendment No. 15, Filed on November 29, 2002 (File Nos.
         333-7463 and 811-7687)).

(i)(1)   Opinion and Consent of Dorsey & Whitney, dated January 26, [superseded]
         (Incorporated by reference to Exhibit (10) to initial filing).

(i)(2)   Opinion and Consent of Dorsey & Whitney, with respect to Global Growth
         Allocation Fund (Incorporated by reference to Exhibit (i)(2) of
         Post-Effective Amendment No. 12, Filed on September 21, 2001 (File Nos.
         333-7463 and 811-7687)).

(j)(1)   Consent of Ernst & Young LLP. *

                                       2

(j)(2)   Consent of KPMG LLP (Incorporated by reference to exhibit (j)(2) to
         Post-Effective Amendment No. 7, Filed on January 28, 2000 (File Nos.
         333-7463, 811-76871).

(j)(3)   Consent of PricewaterhouseCoopers, LLP (Incorporated by reference to
         Exhibit (j)(3) of Post-Effective Amendment No. 12, Filed on September
         21, 2001 (File Nos. 333-7463 and 811-7687)).

(k)      Not applicable.

(l)      Investment Letter for Initial Shares of the respective Series
         (Incorporated by reference to Exhibit (13) to initial filing (File Nos.
         333-7463 and 811-7687)).

(m)(1)   Distribution Plan - Class A Shares - Retail Class (Incorporated by
         reference to Exhibit (m)(1) of Post-Effective Amendment No. 9, Filed on
         June 27, 2001 (File Nos. 333-7463 and 811-7687)).

(m)(2)   Distribution Plan - Class B Shares - Contingent Deferred Sales Charge
         Class (Incorporated by reference to Exhibit (m)(2) of Post-Effective
         Amendment No. 9, Filed on June 27, 2001 (File Nos. 333-7463 and
         811-7687)).

(m)(3)   Distribution Plan - Class C Shares - Level Load Class (Incorporated by
         reference to Exhibit (m)(3) of Post-Effective Amendment No. 9, Filed on
         June 27, 2001 (File Nos. 333-7463 and 811-7687)).

(m)(4)   Service Plan - Class B Shares - Contingent Deferred Sales Charge Class
         (Incorporated by reference to Exhibit (m)(4) of Post-Effective
         Amendment No. 9, Filed on June 27, 2001 (File Nos. 333-7463 and
         811-7687)).

(m)(5)   Service Plan - Class C Shares - Level Load Class (Incorporated by
         reference to Exhibit (m)(5) of Post-Effective Amendment No. 9, Filed on
         June 27, 2001 (File Nos. 333-7463 and 811-7687)).

(n)      Multiple Class Plan pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 9, Filed on June 27,
         2001 (File Nos. 333-7463 and 811-7687)).

(o)      Reserved.

(p)(1)   First American Funds Code of Ethics (Incorporated by reference to
         Exhibit (p)(1) of Post-Effective Amendment No. 12, Filed on September
         21, 2001 (File Nos. 333-7463 and 811-7687)).

(p)(2)   U.S. Bancorp Asset Management, Inc. Code of Ethics (Incorporated by
         reference to Exhibit (p)(2) of Post-Effective Amendment No. 12, Filed
         on September 21, 2001 (File Nos. 333-7463 and 811-7687)).

(p)(3)   Quasar Distributors, LLC, Code of Ethics (Incorporated by reference to
         Exhibit (p)(3) of Post-Effective Amendment No. 12, Filed on September
         21, 2001 (File Nos. 333-7463 and 811-7687)).

*        Attached hereto.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

                                       3

ITEM 25. INDEMNIFICATION

         The Registrant's Articles of Incorporation and Bylaws provide that the
Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended;
provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors'
conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940,
as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment
Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the
indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser,
U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this
Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

         Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); President, First
American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"),
First American Strategy Funds, Inc. ("FASF"), First American Insurance
Portfolios, Inc. ("FAIP"), and eight closed-end funds advised by USBAM, American
Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II,
American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc.,
American Municipal Income Portfolio Inc., Minnesota

                                       4

Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund
II Inc., and American Income Fund, collectively referred to as the First
American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present);
CEO, First American Asset Management, Minneapolis, MN (January 2001 to May
2001); CEO and President, Firstar Investment & Research Management Company
("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director,
Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998
to December 2000).

         Mark S. Jordahl, Chief Investment Officer and director on Board of
Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President, FAIF,
FAF, FASF, FAIP and FACEF, Minneapolis, MN (September 2001 to present);
President and Chief Investment Officer, ING Investment Management - Americas
(September 2000 to June 2001).

         Kenneth L. Delecki, Chief Financial Officer and director on Board of
Directors, USBAM, Minneapolis, MN (May 2001 to present); CFO and Treasurer,
First American Asset Management, Minneapolis, MN (March 2001 to May 2001);
Director, Business Performance, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN
(September 2000 to March 2001).

         John J. Gibas, Senior Managing Director, Institutional Advisory Group,
and director on Board of Directors, USBAM, Minneapolis, MN (May 2001 to
present); Managing Director, Institutional Advisory Group, FAAM, Minneapolis, MN
(September 1998 to May 2001).

         Kimberly F. Kaul, Communications Director, USBAM, Minneapolis, MN (May
2001 to present); Communications Director, FAAM, Minneapolis, MN (September 1998
to May 2001).

         Tony Rodriguez, Senior Managing Director, Head of Fixed Income, USBAM,
Minneapolis, MN (August 2002 to present); Director and Head of Corporate Bonds,
Credit Suisse Asset Management, New York, NY (1999 to August 2002).

         Jon M. Stevens, Senior Managing Director, Private Asset Management,
USBAM, Minneapolis, MN (January 2002 to present); Senior Managing Director,
Private Asset Management, U.S. Bank, Minneapolis, MN (July 2001 to January
2002); Managing Director, private asset management, Minneapolis, MN (September
1998 to July 2001).

ITEM 27. PRINCIPAL UNDERWRITERS:

a)       State the name of the investment company (other than the Fund) for which each principal underwriter currently distributing the Fund's securities also acts as a principal underwriter, depositor, or investment adviser.

         Registrant's distributor, Quasar Distributors, LLC (the "Distributor")
         acts as principal underwriter and distributor for Firstar Funds, Inc.,
         Cullen Funds Trust, Country Growth Fund, Inc., Country Asset Allocation
         Fund, Inc., Country Tax Exempt Bond Fund, Inc., Country Taxable Fixed
         Income Series Fund, Inc., Country Money Market Fund, Country Long-Term
         Bond Fund, Country Short-Term Government Bond Fund, Kit Cole Investment
         Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc.,
         Jefferson Fund Group Trust, Everest Funds, Brandywine Blue Fund, Inc.,
         Light Revolution Fund, Inc., IPS Funds, The Arbitrage Funds, Glen Rauch
         Funds, The Jensen Portfolio, Inc., First American Insurance Portfolios,
         Inc., The Linder Funds, AHA Investment Funds, Wexler Trust,
         MUTUALS.com, Inc., First American Funds, Inc. First American Investment
         Funds, Inc. and First American Strategy Funds, Inc. pursuant to distribution agreements dated 8/1/00,

                                       5

         6/28/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00, 9/1/00,
         7/18/00, 9/1/00, 9/1/00, 12/29/00, 11/3/00, 10/25/00, 12/31/00, 1/5/01,
         8/31/00, 12/12/00, 3/12/01, 5/2/01, 5/15/01, 6/1/01, 6/15/01, 6/21/01,
         10/1/01, 10/1/01, and 10/1/01, respectively.

b)       Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address for each Board Member or Officer is Quasar Distributors, LLC 615 East
         Michigan Street, Milwaukee, WI 53202.

                                POSITION AND OFFICES       POSITION AND OFFICES
               NAME             WITH UNDERWRITER               WITH REGISTRANT
         ----------------------------------------------------------------------
          James Schoenike      President, Board Member             None
            Donna Berth               Treasurer                    None
            Joe Redwine             Board Member                   None
            Robert Kern             Board Member                   None
           Eric Falkeis             Board Member                   None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall,
Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E.
Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                       6

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment
Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) of the Securities Act of 1933, as amended, and has duly caused this
Post-Effective Amendment to its Registration Statement Nos. 333-7463 and
811-7687 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 30th day of
January 2004.

                                        FIRST AMERICAN STRATEGY FUNDS, INC.

                                        By:  /s/ Thomas S. Schreier, Jr.
                                             -----------------------------------
                                             Thomas S. Schreier, Jr.
                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this
Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                                                       TITLE                                   DATE
---------                                                       -----                                   ----

     /s/ Thomas S. Schreier, Jr.
--------------------------------------                        President                                  **
       Thomas S. Schreier, Jr.

       /s/ Joseph M. Ulrey III
--------------------------------------   Treasurer (principal financial/accounting officer)              **
         Joseph M. Ulrey III

                                                                                                         **
                  *
--------------------------------------
       Benjamin R. Field, III                                 Director

                  *                                                                                      **
--------------------------------------
           Mickey P. Foret                                    Director

                  *                                                                                      **
--------------------------------------
         Victoria J. Herget                                   Director

                  *                                                                                      **
--------------------------------------
           Roger A. Gibson                                    Director

                  *                                                                                      **
--------------------------------------
        Leonard W. Kedrowski                                  Director

                  *                                                                                      **
--------------------------------------
         Richard K. Riederer                                  Director

                  *                                                                                      **
--------------------------------------
          Joseph D. Strauss                                   Director

                  *                                                                                      **
--------------------------------------
        Virginia L. Stringer                                  Director

                  *                                                                                      **
--------------------------------------
            James M. Wade                                     Director

* By: /s/ Richard J. Ertel
      --------------------------------
          Attorney-in-Fact

** January 30, 2004

                           FIRST AMERICAN FUNDS, INC.
                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                       FIRST AMERICAN STRATEGY FUNDS, INC.
                    FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned persons hereby constitute and appoint Thomas S. Schreier, Jr., Robert H. Nelson, Steven G.
Lentz, Richard J. Ertel, and Jeffery M. Wilson, and each of them, his or her true and lawful attorneys-in-fact and agents, each acting along, with full power of substitution and re-substitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign a Registration Statement on
Form N-1A of the above-referenced investment companies, and any and all amendments thereto, including post-effective amendments, and to file the same, with all exhibits thereto and other documents in connection therewith, with the
Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, each acting along, full power and authority to do and perform to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, each acting alone, or the substitutes for such attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

SIGNATURE                                        TITLE                DATE

     /s/ Benjamin R. Field, III                Director           September 17, 2003
-------------------------------------
       Benjamin R. Field, III

        /s/ Mickey P. Foret                    Director           September 17, 2003
-------------------------------------
          Mickey P. Foret

       /s/ Victoria J. Herget                  Director           September 17, 2003
-------------------------------------
         Victoria J. Herget

        /s/ Roger A. Gibson                    Director           September 17, 2003
-------------------------------------
          Roger A. Gibson

      /s/ Leonard W. Kedrowski                 Director           September 17, 2003
-------------------------------------
        Leonard W. Kedrowski

      /s/ Richard K. Riederer                  Director           September 17, 2003
-------------------------------------
        Richard K. Riederer

       /s/ Joseph D. Strauss                   Director           September 17, 2003
-------------------------------------
         Joseph D. Strauss

      /s/ Virginia L. Stringer                 Director           September 17, 2003
-------------------------------------
        Virginia L. Stringer

         /s/ James M. Wade                     Director           September 17, 2003
-------------------------------------
           James M. Wade